--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.

                      The DFA 6-10 Institutional Portfolio

                                  Semi-Annual
                                     Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statement of Operations..........................................................................................          2
    Statements of Changes in Net Assets..............................................................................          3
    Financial Highlights.............................................................................................          4
    Notes to Financial Statements....................................................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL COMPANY SERIES
    Statement of Net Assets..........................................................................................          7
    Statement of Operations..........................................................................................         37
    Statements of Changes in Net Assets..............................................................................         38
    Financial Highlights.............................................................................................         39
    Notes to Financial Statements....................................................................................      40-41

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust
    Company (1,017,908 Shares, Cost $10,005) at Value................................  $    12,065
  Prepaid Expenses and Other Assets..................................................            5
                                                                                       -----------
        Total Assets.................................................................       12,070
                                                                                       -----------
LIABILITIES:
  Accrued Expenses...................................................................           20
                                                                                       -----------
NET ASSETS...........................................................................  $    12,050
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    1,188,452
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     10.14
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $     8,948
    Accumulated Net Investment Loss..................................................           (7)
    Undistributed Net Realized Gain..................................................        1,049
    Unrealized Appreciation of Investment Securities.................................        2,060
                                                                                       -----------
        Total Net Assets.............................................................  $    12,050
                                                                                       -----------
                                                                                       -----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $      15
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          4
    Accounting & Transfer Agent Fees.....................................................          8
    Legal Fees...........................................................................          3
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................          1
    Shareholders' Report.................................................................          3
    Directors' Fees and Expenses.........................................................          2
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         23

    Less: Fees Waived and Expenses Reimbursed............................................        (18)
                                                                                           ---------

    Net Expenses.........................................................................          5
                                                                                           ---------

    NET INVESTMENT INCOME................................................................         10
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................      1,371

Net Realized Loss on Investment Securities...............................................        (20)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (496)
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................        855
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $     865
                                                                                           ---------
                                                                                           ---------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS       YEAR
                                                                 ENDED        ENDED
                                                                MAY 31,      NOV. 30,
                                                                 1997          1996
                                                              -----------   ----------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................    $    10      $    114
    Capital Gain Distributions Received.....................      1,371         1,191
    Net Realized Gain (Loss) on Investment Securities.......        (20)        2,384
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................       (496)           26
                                                              -----------   ----------
        Net Increase in Net Assets Resulting from
          Operations........................................        865         3,715
                                                              -----------   ----------

Distributions From:
    Net Investment Income...................................       (100)          (32)
    Net Realized Gains......................................     (3,855)         (873)
                                                              -----------   ----------
        Total Distributions.................................     (3,955)         (905)
                                                              -----------   ----------
Capital Share Transactions (1):
    Shares Issued...........................................        530         4,975
    Shares Issued in Lieu of Cash Distributions.............      3,955           880
    Shares Redeemed.........................................       (335)      (18,867)
                                                              -----------   ----------
        Net Increase (Decrease) From Capital Share
          Transactions......................................      4,150       (13,012)
                                                              -----------   ----------
        Total Increase (Decrease)...........................      1,060       (10,202)
NET ASSETS
    Beginning of Period.....................................     10,990        21,192
                                                              -----------   ----------
    End of Period...........................................    $12,050      $ 10,990
                                                              -----------   ----------
                                                              -----------   ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................         54           374
    Shares Issued in Lieu of Cash Distributions.............        416            70
    Shares Redeemed.........................................        (34)       (1,348)
                                                              -----------   ----------
                                                                    436          (904)
                                                              -----------   ----------
                                                              -----------   ----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS          YEAR             YEAR             YEAR           MAY 4
                                            ENDED            ENDED            ENDED            ENDED             TO
                                           MAY 31,          NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                             1997             1996             1995             1994            1993
                                          ----------       ----------       ----------       ----------       --------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....    $ 14.60          $ 12.79          $ 10.29          $ 10.61         $10.00
                                          ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.02             0.13             0.13             0.13           0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.76             2.22             2.84            (0.08)          0.68
                                          ----------       ----------       ----------       ----------       --------
  Total from Investment Operations......       0.78             2.35             2.97             0.05           0.78
                                          ----------       ----------       ----------       ----------       --------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.13)           (0.02)           (0.13)           (0.21)         (0.02)
  Net Realized Gains....................      (5.11)           (0.52)           (0.34)           (0.16)         (0.15)
                                          ----------       ----------       ----------       ----------       --------
  Total Distributions...................      (5.24)           (0.54)           (0.47)           (0.37)         (0.17)
                                          ----------       ----------       ----------       ----------       --------
Net Asset Value, End of Period..........    $ 10.14          $ 14.60          $ 12.79          $ 10.29         $10.61
                                          ----------       ----------       ----------       ----------       --------
                                          ----------       ----------       ----------       ----------       --------
Total Return............................       7.80%#          19.04%           29.08%            0.53%          7.78%#

Net Assets, End of Period (thousands)...    $12,050          $10,990          $21,192          $15,070         $1,801
Ratio of Expenses to Average Net Assets
  (1)...................................       0.20%(a)*        0.20%(a)         0.20%(a)         0.20%(a)       0.20%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................       0.18%(a)*        0.47%(a)         1.12%(a)         1.93%(a)       1.90%*(a)
Portfolio Turnover Rate.................        N/A              N/A              N/A              N/A            N/A
Average Commission Rate.................        N/A              N/A              N/A              N/A            N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1997, November 30, 1996, 1995, 1994 and 1993 would have been 0.52%, 0.38%, 0.56%, 0.82%
     and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended May 31, 1997, November 30, 1996, 1995, 1994 and 1993 would have been (0.14)%, 0.28%, 0.77%, 1.31% and (0.19)%, respectively.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (The "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, the Portfolio owned 4% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31,1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   2,060
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   2,060
                                                           ---------
                                                           ---------

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.9%)
  *3-D Systems Corp....................................        7,700   $     55,825
  *3D0 Co..............................................       13,900         62,984
  *4 Health, Inc.......................................          500          2,906
  *AAON, Inc...........................................        2,400         16,950
  AAR Corp.............................................       10,800        334,800
  ABC Bancorp..........................................        1,625         27,016
  *ABC Rail Products Corp..............................        4,100         66,625
  ABM Industries, Inc..................................       11,600        224,750
  *ABT Building Products Corp..........................        6,300        154,350
  *ACC Corp............................................        9,950        254,969
  *ACT Manufacturing, Inc..............................        4,400        124,850
  *ACT Networks, Inc...................................        4,600         80,787
  *ACX Technologies, Inc...............................       16,800        357,000
  *AEP Industries, Inc.................................        2,300        107,669
  *AER Energy Resources, Inc...........................       14,200         40,825
  *AFC Cable Systems, Inc..............................        3,500         95,156
  *AG Associates, Inc..................................          100            587
  *AG Services America, Inc............................        2,800         44,800
  *AMBI, Inc...........................................       12,400         26,350
  *#AMC Entertainment, Inc.............................        3,300         75,900
  APL, Ltd.............................................       15,000        453,750
  *APS Holding Corp. Class A...........................        7,700         76,519
  *ARI Network Services, Inc...........................        6,800          7,012
  *ARV Assisted Living, Inc............................        7,500         60,000
  *AST Research, Inc...................................       34,613        181,177
  *ATC Group Services, Inc.............................        3,900         43,144
  *ATS Medical, Inc....................................       11,100         67,641
  *AW Computer Systems, Inc. Class A...................        2,400          1,950
  Aames Financial Corp.................................       13,750        177,031
  Aaron Rents, Inc. Class A............................        1,500         18,000
  Aaron Rents, Inc. Class B............................       14,400        170,100
  *#Aasche Transportation Services, Inc................        2,000          9,937
  *Abaxis, Inc.........................................        7,100         19,969
  Abington Bancorp, Inc................................          700         16,537
  *Abiomed, Inc........................................        3,400         37,187
  *Able Telcom Holding Corp............................        4,100         30,494
  Abrams Industries, Inc...............................          200          1,175
  *Abraxas Petroleum Corp..............................        2,900         38,244
  *Accell International Corp...........................        2,700          8,100
  *Acceptance Insurance Companies, Inc.................        9,100        191,100
  *Access Beyond, Inc..................................          300          1,491
  *Access Health Marketing, Inc........................        9,600        210,600
  *Acclaim Entertainment, Inc..........................       29,800        122,925
  *Ace Cash Express, Inc...............................        3,800         43,462
  Aceto Corp...........................................        2,200         29,700
  Ackerley Group, Inc..................................       15,600        193,050
  *Acme Electric Corp..................................        2,500         17,500
  *Acme Metals, Inc....................................        7,000        106,750
  *Acme United Corp....................................        1,300          7,719
  Acordia, Inc.........................................        8,400        298,200
  *Actel Corp..........................................       10,100        211,469

                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Action Performance Companies, Inc...................        8,200   $    197,312
  *Active Voice Corp...................................        1,300         15,844
  *Activision, Inc.....................................        8,400        108,150
  *Actrade International, Ltd..........................        2,400         34,200
  *Acuson Corp.........................................       11,100        288,600
  Adac Laboratories....................................       10,066        261,087
  *Adage, Inc..........................................        3,100         12,497
  *Adam Software, Inc..................................        1,000          1,875
  Adams Resources & Energy, Inc........................        2,100         28,875
  *Adelphia Communications Corp. Class A...............        8,400         49,350
  *Adept Technology, Inc...............................        5,000         39,375
  *Adflex Solutions, Inc...............................        5,200         85,150
  *Advanced Digital Information Corp...................        6,000         93,375
  *Advanced Energy Industries, Inc.....................        4,000         48,250
  *Advanced Logic Research, Inc........................        7,300         80,756
  *Advanced Magnetics, Inc.............................        6,000         71,250
  *Advanced Marketing Services, Inc....................        2,700         28,012
  *Advanced Medical, Inc...............................        9,300         31,969
  *Advanced Photonix, Inc. Class A.....................        5,300          6,625
  *Advanced Polymer Systems, Inc.......................       11,000         81,125
  *Advanced Promotion Technologies, Inc................       11,624             70
  *Advanced Technology Labs, Inc.......................        8,500        332,031
  *Advanced Technology Materials, Inc..................        5,300        126,869
  *#Advanced Tissue Sciences, Inc......................       22,500        291,094
  Advantage Bancorp, Inc...............................        1,250         48,594
  Advest Group, Inc....................................        5,000         81,250
  *Advo, Inc...........................................       14,500        201,187
  *Advocat, Inc........................................        3,200         31,600
  *Aeroflex, Inc.......................................        7,200         28,800
  *Aerosonic Corp. DE..................................        2,000         23,750
  *Aerovox, Inc........................................        2,700         12,994
  *Aetrium, Inc........................................        4,200         71,925
  Affiliated Community Bancorp.........................        1,600         46,100
  *Ag-Chem Equipment Co., Inc..........................        2,300         45,137
  *Agri-Nutrition Group, Ltd...........................        1,600          1,900
  *Air & Water Technologies Corp. Class A..............       19,200         91,200
  Air Express International Corp.......................        9,250        336,469
  *Air Methods Corp....................................        4,000         10,875
  Airborne Freight Corp................................       12,700        485,775
  *Airsensors, Inc.....................................        3,400         26,137
  *Airways Corp........................................        2,600         13,487
  *Akorn, Inc..........................................        7,800         17,550
  *Alamco, Inc.........................................        1,800         27,450
  Alamo Group, Inc.....................................        5,800        112,375
  *Alarmguard Holdings, Inc............................        5,000         32,500
  *#Alaska Air Group, Inc..............................        8,700        216,412
  *Alba-Waldensian, Inc................................          600          3,000
  Albank Financial Corp................................        8,040        309,540
  Albany International Corp. Class A...................        5,000        113,750
  *Alcide Corp.........................................          900         27,225

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Aldila, Inc.........................................        9,700   $     47,894
  Alfa Corp............................................       24,500        312,375
  *Alfin, Inc..........................................        4,500          2,812
  Aliant Communications, Inc...........................       21,900        442,106
  Alico, Inc...........................................        3,500         67,375
  *Alkermes, Inc.......................................       18,100        298,650
  *All American Communications, Inc....................        3,200         47,200
  *All American Semiconductor, Inc.....................        7,100          7,322
  *Allcity Insurance Co................................          200          1,562
  *Allegro New Media, Inc..............................        1,313          3,282
  Allen Organ Co. Class B..............................          200          7,975
  *Allen Telecom, Inc..................................       16,000        372,000
  Alliance Bancorp.....................................        2,159         63,421
  *Alliance Entertainment Corp.........................       18,100         15,837
  *Alliance Gaming Corp................................       24,928         93,480
  *Alliance Pharmaceuticals Corp.......................       18,000        182,250
  *#Alliance Semiconductor Corp........................       23,300        193,681
  *Alliant Techsystems, Inc............................        7,800        375,375
  *Allied Capital Advisers, Inc........................        4,500         20,531
  Allied Capital Lending Corp..........................        1,900         27,194
  Allied Group, Inc....................................       10,125        402,469
  Allied Healthcare Products, Inc......................        4,700         28,200
  *Allied Holdings, Inc................................        5,000         49,375
  Allied Life Financial Corp...........................        2,000         34,000
  Allied Products Corp.................................        4,500        146,250
  *Allied Research Corp................................        2,200         18,425
  *Allied Waste Industries, Inc........................       36,700        539,031
  *Allou Health & Beauty Care, Inc. Class A............        1,900         11,341
  *Allstate Financial Corp.............................        1,600          9,600
  *Alltrista Corp......................................        3,953         94,872
  *Allwaste, Inc.......................................       19,800        165,825
  *Aloette Cosmetics, Inc..............................        1,000          3,062
  *Alpha 1 Biomedicals, Inc............................          407             49
  *Alpha Beta Technology, Inc..........................       10,000         91,875
  *Alpha Industries, Inc...............................        6,200         45,725
  *Alpha Microsystems, Inc.............................        3,300          4,537
  *Alpha Technologies Group, Inc.......................        4,000         11,750
  Alpharma, Inc. Class A...............................        8,100        135,675
  *Alpine Group, Inc...................................       15,736        147,525
  *Alpine Lace Brands, Inc.............................        2,600         16,250
  *#Alta Gold Co.......................................       17,400         51,384
  *Alteon, Inc.........................................        9,400         36,425
  *Alternative Resources Corp..........................        9,400        173,312
  *Altris Software, Inc................................        5,200         24,050
  *Altron, Inc.........................................        9,100        151,287
  *Amati Communications Corp...........................       10,600        136,475
  *Amax Gold, Inc......................................       49,600        328,600
  Amcast Industrial Corp...............................        4,300        105,350
  Amcol International Corp.............................       11,500        209,156
  Amcore Financial, Inc................................        8,550        240,469
  *America Services Group, Inc.........................        1,600         17,000
  *America West Holdings Corp. Class B.................       17,700        272,137
  American Annuity Group, Inc..........................       18,200        338,975
  American Bancorporation Ohio.........................          200          6,200
  American Bank of Connecticut.........................        1,100         37,950
  *American Banknote Corp..............................        9,900         42,075
  American Biltrite, Inc...............................        1,400         31,237
  *#American Biogenetic Sciences, Inc. Class A.........        8,100         24,680
  *American Buildings Co...............................        2,700         75,600
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *American Business Information, Inc..................       12,800   $    267,200
  American Business Products, Inc......................        9,800        241,325
  *American Claims Evaluation, Inc.....................        1,000          1,359
  *American Classic Voyages Co.........................        7,400         78,162
  American Eagle Group, Inc............................        4,000          2,500
  *American Eagle Outfitters, Inc......................        5,900         66,744
  *American Ecology Corp...............................        5,250          7,219
  *American Exploration Co.............................        9,100        117,162
  American Federal Bank FSB Greenville, SC.............        4,400        134,475
  American Filtrona Corp...............................          200          8,950
  *American Freightways Corp...........................       18,700        254,787
  *American Healthcorp, Inc............................        3,900         42,656
  American Heritage Life Investment Corp...............        7,700        223,300
  *American Homepatient, Inc...........................        8,800        169,400
  *American Homestar Corp..............................        5,437        108,400
  American Indemnity Financial Corp....................          800         10,200
  American List Corp...................................        2,225         61,744
  *American Media, Inc. Class A........................       13,500         81,000
  *American Medical Electronics, Inc. (Escrow-Bonus)...        4,400              0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        4,400              0
  *American Mobile Satellite Corp......................       12,400        110,050
  *American Oilfield Divers, Inc.......................        3,400         38,250
  *American Oncology Resources, Inc....................        5,000         71,250
  *American Pacific Corp...............................        4,100         26,522
  *American Paging, Inc................................       12,000         27,000
  *American Physicians Services Group, Inc.............        1,800         12,150
  American Precision Industries, Inc...................        7,300        141,437
  *American Safety Razor Co............................        6,000         88,500
  *#American Science & Engineering, Inc................        6,500         65,812
  *American Shared Hospital Services...................          600            544
  *American Software, Inc. Class A.....................       10,500         77,109
  *American Superconductor Corp........................        4,800         40,200
  *American Technical Ceramics Corp....................        1,500         18,562
  *American Telecasting, Inc...........................       11,900         12,830
  *#American United Global, Inc........................        3,600         16,537
  *American Waste Services, Inc. Class A...............       12,400         21,700
  American Woodmark Corp...............................        4,660         76,016
  Americana Bancorp, Inc...............................        1,600         25,200
  *Americredit Corp....................................       17,300        324,375
  *Amerihost Properties, Inc...........................        3,000         21,562
  *AmeriLink Corp......................................        1,400         11,200
  *Ameristar Casinos, Inc..............................       11,600         63,800
  *Ameriwood Industries International Corp.............        3,200         23,000
  Ameron, Inc..........................................        2,000        111,000
  *Ames Department Stores, Inc.........................       12,300         99,553
  Ametek, Inc..........................................        2,500         58,437
  *Amistar Corp........................................        1,300          7,028
  Ampco-Pittsburgh Corp................................        4,800         63,000
  *Ampex Corp. Class A.................................       27,000        172,969
  *#Amre, Inc..........................................       12,500             62
  *Amrep Corp..........................................        3,900         14,625
  *Amresco, Inc........................................       23,000        402,500
  *Amrion Corp.........................................        2,700         63,281
  *Amtech Corp.........................................        8,800         47,300

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Amtran, Inc.........................................        7,000   $     60,375
  Amvestors Financial Corp.............................        7,700        135,712
  Amwest Insurance Group, Inc..........................        1,200         17,100
  *Amylin Pharmaceuticals, Inc.........................       33,500        433,406
  *Anadigics, Inc......................................        7,550        250,094
  Analogic Corp........................................        7,300        236,794
  *Analogy, Inc........................................        2,200          9,762
  Analysis & Technology, Inc...........................          800         11,800
  Analysts International Corp..........................        8,200        293,150
  *Analytical Surveys, Inc.............................        2,900         36,612
  *Anaren Microwave, Inc...............................        2,000         19,500
  Anchor Bancorp Wisconsin, Inc........................        2,100         90,562
  *Anchor Gaming, Inc..................................        6,700        285,587
  Andover Bancorp, Inc. DE.............................        2,600         74,750
  *Andrea Electronics Corp.............................        1,900         21,850
  *Anergen, Inc........................................       11,200         32,900
  *Anesta Corp.........................................        4,700         81,956
  *Angeion Corp........................................       14,600         73,912
  Angelica Corp........................................        9,000        162,000
  *#Anicom, Inc........................................       10,300         97,206
  *Anika Therapeutics, Inc.............................        2,280         13,252
  *Anixter International, Inc..........................        6,200        105,400
  *#Ann Taylor Stores Corp.............................       15,300        355,725
  *Ansaldo Signal N.V..................................        5,900         33,925
  *Antec Corp..........................................       29,050        355,862
  *Anuhco, Inc.........................................        3,300         29,700
  *Apertus Technologies, Inc...........................        5,500          8,164
  *Aphton Corp.........................................        7,700        109,725
  Apogee Enterprises, Inc..............................       15,000        276,562
  *Apogee, Inc.........................................        5,900         25,075
  #Apple South, Inc....................................       23,100        350,831
  *#Appliance Recycling Centers of America, Inc........          525          1,542
  *Applied Digital Access, Inc.........................        7,300         46,537
  *Applied Extrusion Technologies, Inc.................        5,600         66,500
  Applied Industrial Technologies, Inc.................        7,500        263,437
  *Applied Innovation, Inc.............................        9,500         55,812
  *Applied Magnetics Corp..............................        5,900        146,762
  *Applied Microsystems Corp...........................        3,400         23,800
  Applied Power, Inc. Class A..........................        8,200        360,800
  *Applied Science & Technology, Inc...................        2,000         28,000
  *Applied Signal Technologies, Inc....................        4,700         33,047
  *Applied Voice Technology, Inc.......................        2,000         29,750
  *Applix, Inc.........................................        4,700         20,856
  Aptargroup, Inc......................................       10,800        479,250
  *#Aquagenix, Inc.....................................        2,000         13,531
  Aquarion Co..........................................        3,500         90,125
  *Aquila Biopharmaceuticals, Inc......................        1,130          5,156
  Aquila Gas Pipeline Corp.............................       24,700        364,325
  *Arabian Shield Development Co.......................          200            262
  *Arbor Health Care Co................................        3,400         95,625
  *Arbor Software Corp.................................        5,000        148,437
  *#Arcadia Financial, Ltd.............................       18,700        194,012
  *Arch Communications Group, Inc......................       12,400         98,425
  *Arch Petroleum, Inc.................................       10,300         30,256
  Arctic Cat, Inc......................................       16,800        177,450
  *Arden Industrial Products, Inc......................        3,500         18,375
  *#Argosy Gaming Corp.................................       20,600         64,375
  *Ariad Pharmaceuticals, Inc..........................        4,700         28,494
  *Ariel Corp..........................................        9,300         78,759
  *Ark Restaurants Corp................................        1,600         14,000
  *Arkansas Best Corp..................................       11,700         69,834
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Armco, Inc..........................................       83,000   $    311,250
  Arnold Industries, Inc...............................       18,000        299,250
  *Aronex Pharmaceuticals, Inc.........................       15,700         65,253
  *Arrhythmia Research Technology, Inc.................        1,800          3,825
  *Arris Pharmaceutical Corp...........................       10,100        135,087
  *Arrow Automotive Industries, Inc....................        1,000          3,375
  Arrow Financial Corp.................................        3,500         89,250
  *Artisoft, Inc.......................................        8,700         21,750
  *Artistic Greetings, Inc.............................        2,900         12,687
  *Artra Group, Inc....................................        3,800         18,050
  *Arts Way Manufacturing Co., Inc.....................          200          1,300
  Arvin Industries, Inc................................       13,500        374,625
  *Asante Technologies, Inc............................        4,400         17,187
  *Aseco Corp..........................................        1,400         17,675
  Ashland Coal, Inc....................................        8,100        216,675
  *Ashworth, Inc.......................................        7,400         65,906
  *Aspen Technology, Inc...............................        7,200        273,600
  *Assisted Living Concepts, Inc.......................        1,600         40,000
  Associated Banc-Corp.................................        8,414        318,680
  *Astea International, Inc............................        3,200         10,000
  *Astec Industries, Inc...............................        7,200         84,600
  Astro-Med, Inc.......................................        3,000         27,562
  *Astronics Corp......................................        2,375         15,289
  *Astrosystems, Inc...................................        3,400         18,275
  *Astrotech International Corp........................        5,900         30,975
  *Asyst Technologies, Inc.............................        3,200        127,800
  Atalanta Sosnoff Capital Corp........................        4,300         38,162
  *Atchison Casting Corp...............................        2,200         37,675
  *Athey Products Corp.................................        2,940         12,679
  *Atkinson (Guy F.) of California.....................        5,400         37,462
  *Atlantic American Corp..............................       10,300         30,578
  *Atlantic Beverage, Inc..............................        2,000          7,125
  *Atlantic Coast Airlines, Inc........................        5,000         76,250
  *Atlantic Gulf Communities Corp......................        5,800         32,625
  *Atlantic Tele-Network, Inc..........................        7,400         92,500
  *Atlantis Plastics, Inc..............................        3,300         23,512
  #Atmos Energy Corp...................................        9,600        222,000
  Atrion Corp..........................................        1,950         26,447
  *Atrix Labs, Inc.....................................        6,100         70,912
  *Atwood Oceanics, Inc................................        3,300        219,862
  *Au Bon Pain, Inc. Class A...........................        6,000         37,875
  *Audiovox Corp. Class A..............................        6,900         45,281
  Audits & Surveys Worldwide, Inc......................        5,100         14,344
  *Ault, Inc...........................................        1,900         15,675
  *#Aura Systems, Inc..................................       26,900         49,177
  *Auspex Systems, Inc.................................       14,700        152,512
  Authentic Fitness Corp...............................       16,400        239,850
  Autocam Corp.........................................        4,137         44,990
  Autodesk, Inc........................................        1,145         44,583
  *Autoimmune, Inc.....................................        9,800         22,356
  *Autoinfo, Inc.......................................        3,900          6,947
  *Autologic Information International, Inc............        2,300         11,931
  *Autote Corp. Class A................................       14,758         16,603
  *Avatar Holdings, Inc................................        5,500        179,437
  *#Avatex Corp........................................        6,300          7,087
  *Avecor Cardiovascular, Inc..........................        3,900         40,706
  Avemco Corp..........................................        3,400         87,975
  *Avert, Inc..........................................        1,300          8,369
  *Aviall, Inc.........................................       10,900        160,775
  *Avid Technology, Inc................................       12,800        300,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Avigen, Inc.........................................        1,000   $      3,750
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................        6,500         15,437
  *Avondale Industries, Inc............................        8,700        164,212
  *Axent Technologies, Inc.............................        3,000         38,625
  *Aydin Corp..........................................        2,600         29,250
  *Aztar Corp..........................................       30,200        211,400
  Aztec Manufacturing Co...............................        4,300         52,675
  *BBN Corp............................................       12,600        363,825
  *BCT International, Inc..............................        2,000          6,750
  *BEC Group, Inc......................................       10,683         48,073
  BEI Electronics, Inc.................................        3,400         29,750
  BGS Systems, Inc.....................................        5,200        161,850
  BHA Group Holdings, Inc. Class A.....................        2,970         54,945
  BHC Financial, Inc...................................        3,500        120,969
  *BI, Inc.............................................        3,600         24,862
  *BMC West Corp.......................................        5,600         74,550
  *BNH Bancshares, Inc.................................        1,400         21,087
  *BPI Packaging Technologies, Inc.....................        5,300          9,855
  *BRC Holdings, Inc...................................        3,300        122,100
  BSB Bancorp, Inc.....................................        2,800         96,425
  BT Financial Corp....................................        2,850        113,287
  *BT Office Products International, Inc...............        3,400         26,775
  *BTG, Inc............................................        1,200         16,050
  *BTU International, Inc..............................        3,800         14,962
  BW/IP, Inc. Class A..................................       14,600        279,225
  *BWAY Corp...........................................        3,200         69,600
  *Back Bay Restaurant Group, Inc......................        2,000          8,250
  Badger Meter, Inc....................................          800         20,000
  Badger Paper Mills, Inc..............................        1,000          7,750
  Bairnco Corp.........................................        5,300         37,762
  Baker (J.), Inc......................................        6,900         56,062
  *Baker (Michael) Corp................................        3,900         27,056
  Balchem Corp.........................................        1,200         11,700
  Baldor Electric Co...................................       10,300        288,400
  *Baldwin Piano & Organ Co............................        1,300         17,875
  *Baldwin Technology, Inc. Class A....................        9,300         25,575
  *Ballantyne Omaha, Inc...............................        4,200         67,725
  Ballard Medical Products.............................       16,900        325,325
  *Bally Total Fitness Holding Corp....................        4,975         40,733
  *Baltek Corp.........................................        1,500         11,344
  *Bancfirst Ohio Corp.................................          600         22,800
  *Bancinsurance Corp..................................        2,900         11,781
  Bancorp Connecticut, Inc.............................        1,000         24,750
  BancorpSouth, Inc....................................       11,800        343,675
  *BancTec, Inc........................................       12,462        314,665
  Bangor Hydro-Electric Co.............................        4,400         23,100
  Bank of Granite Corp.................................        1,700         49,512
  *Bank Plus Corp......................................        2,000         21,500
  *Bank United Financial Corp. Class A.................        1,200         11,775
  BankAtlantic Bancorp, Inc. Class A...................        2,968         40,068
  BankAtlantic Bancorp, Inc. Class B...................        6,277         86,701
  Bankers Corp.........................................        7,540        190,385
  BankNorth Group, Inc. DE.............................        3,900        171,112
  *Banner Aerospace, Inc...............................       17,500        140,000
  *Banyan System, Inc..................................       10,300         18,991
  Barnes Group, Inc....................................       12,000        322,500
  *Barnwell Industries, Inc............................          400          7,000
  *Barr Laboratories, Inc..............................        8,250        220,687
  *Barra, Inc..........................................        4,100        118,900
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Barrett Business Services, Inc......................        4,100   $     58,169
  *Barringer Technologies, Inc.........................        2,400         35,400
  *Barry (R.G.) Corp...................................        4,700         54,637
  *Base Ten Systems, Inc. Class A......................        3,700         37,000
  *Basin Exploration, Inc..............................        5,900         42,775
  Bassett Furniture Industries, Inc....................        5,200        130,325
  Bay State Gas Co.....................................        7,600        202,350
  Bay View Capital Corp................................        4,000        201,500
  *Baycorp Holdings, Ltd...............................        4,200         31,762
  *Bayou Steel Corp. Class A...........................        4,600         14,950
  *Be Aerospace, Inc...................................       13,100        316,037
  Beauticontrol Cosmetics, Inc.........................        2,900         26,462
  *Beazer Homes USA, Inc...............................        6,000         92,250
  *Bel Fuse, Inc.......................................        2,500         34,687
  *Belden & Blake Corp.................................        6,700        178,806
  *Bell and Howell Co..................................        7,200        192,600
  *Bell Industries, Inc................................        3,700         68,912
  *Bell Microproducts, Inc.............................        4,200         46,987
  *Bell Sports Corp....................................        8,200         53,300
  *Bellwether Exploration Co...........................        5,700         56,644
  *Ben & Jerry's Homemade, Inc. Class A................        3,600         48,600
  *Benchmark Electronics, Inc..........................        2,700         94,837
  *Benihana, Inc.......................................        1,000          8,937
  *Bentley International, Inc..........................           55             82
  *Bentley Pharmaceuticals, Inc........................        1,960          6,860
  *Benton Oil & Gas Co.................................       17,000        263,500
  Berkshire Gas Co.....................................        1,000         15,250
  *Berlitz International, Inc..........................        4,700        112,212
  Berry Petroleum Corp. Class A........................       12,600        189,000
  *Bertuccis, Inc......................................        4,400         26,125
  *Best Buy Co., Inc...................................       17,800        242,525
  *Bet Holdings, Inc. Class A..........................        6,700        215,237
  *Big Flower Press Holding, Inc.......................        5,400        115,425
  *Billing Information Concepts Corp...................        5,400        155,250
  Bindley Western Industries, Inc......................        6,800        149,600
  Binks Sames Corp.....................................        1,100         46,475
  *#Bio Technology General Corp........................       22,400        322,000
  *Bio Vascular, Inc...................................        3,000         14,625
  *Bio-Logic Systems Corp..............................        2,100          7,875
  *Bio-Plexus, Inc.....................................        2,700         11,897
  *Bio-Rad Laboratories, Inc. Class A..................        5,800        147,900
  *Biocircuits Corp....................................          925            867
  *Biocryst Pharmaceuticals, Inc.......................        7,800        103,350
  *Biomatrix, Inc......................................        6,300        107,494
  *Biosepra, Inc.......................................        5,000         14,062
  *Biosource International, Inc........................        4,200         31,762
  *Biospecifics Technologies Corp......................        2,300         10,494
  *Biospherics, Inc....................................        4,000         20,000
  *Biowhittaker, Inc...................................        6,500         69,062
  *Bird Corp...........................................        2,500          9,531
  Birmingham Steel Corp................................       18,600        297,600
  *Black Box Corp......................................        9,900        348,975
  *Black Hawk Gaming & Development, Inc................        1,000          5,687
  Black Hills Corp.....................................        8,700        250,125
  Blair Corp...........................................        5,600         90,300
  Blanch (E.W.) Holdings, Inc..........................        6,600        163,350
  Blessings Corp.......................................        6,000         63,000
  Blimpie International................................        5,000         29,687
  Blount International, Inc. Class A...................        6,550        270,187
  *Blowout Entertainment, Inc..........................          791          1,088

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Bluegreen Corp......................................       12,195   $     38,109
  Bob Evans Farms, Inc.................................       22,500        319,219
  *Boca Research, Inc..................................        5,200         33,962
  *Bombay Co., Inc.....................................       22,700        102,150
  *Bon-Ton Stores, Inc.................................        5,700         36,872
  *Bone Care International, Inc........................        1,125         13,359
  *Bontex, Inc.........................................          200            950
  *Books-a-Million, Inc................................       10,400         53,300
  *Boole & Babbage, Inc................................        9,750        200,484
  *Boomtown, Inc.......................................        5,600         45,150
  *Borg-Warner Security Corp...........................       13,100        203,050
  *Borland International, Inc..........................       21,500        154,531
  Boston Acoustics, Inc................................        2,200         54,725
  *Boston Technology, Inc..............................       15,200        437,000
  *Bowmar Instrument Corp..............................       11,700         21,206
  Bowne & Co., Inc.....................................       10,800        322,650
  *Box Energy Corp. Class A............................          400          3,050
  *Box Energy Corp. Class B............................       10,500         78,094
  *Boyd Gaming Corp....................................       37,600        220,900
  *Bradley Pharmaceuticals, Inc. Class A...............        1,500          2,156
  Brady (W.H.) Co. Class A.............................        9,700        274,025
  *Brauns Fashions Corp................................        1,000          8,187
  *Brazos Sportswear, Inc..............................          230          2,099
  Breed Technologies, Inc..............................        3,900         76,537
  Brenton Banks, Inc...................................        2,772         71,379
  *Brewer (C.) Homes, Inc. Class A.....................        1,800          4,275
  Bridgford Foods Corp.................................        3,705         34,040
  *Brightpoint, Inc....................................       11,343        350,215
  *Brite Voice Systems, Inc............................        7,100         58,575
  Broad National Bancorporation........................        2,120         31,800
  *Broadband Technologies, Inc.........................        7,900         73,569
  *Broadway & Seymour, Inc.............................        5,400         66,150
  *Brock International, Inc............................        2,500         10,000
  *Broderbund Software, Inc............................       10,800        271,350
  #Brooke Group, Ltd...................................       11,100         55,500
  *Brooks Automation, Inc..............................        2,300         39,387
  *Brookstone, Inc.....................................        3,900         33,637
  *Brooktrout Technology, Inc..........................        9,300        125,550
  *Brothers Gourmet Coffees, Inc.......................        6,700         14,656
  *Brown & Sharpe Manufacturing Co. Class A............        7,300        104,025
  *Brown (Tom), Inc....................................       11,900        238,744
  Brown Group, Inc.....................................       10,800        194,400
  Brush Wellman, Inc...................................        9,800        208,250
  Bryn Mawr Bank Corp..................................          400         13,700
  *Buckeye Cellulose Corp..............................        9,700        305,550
  *Buckhead America Corp...............................          900          6,244
  *Buckle, Inc.........................................        7,600        161,500
  *Buffets, Inc........................................       27,086        242,081
  *Buffton Corp........................................          900          2,250
  *Builders Transport, Inc.............................        1,800          4,781
  *Bull Run Corp. GA...................................       21,300         47,925
  *Burlington Coat Factory Warehouse Corp..............       22,700        405,762
  *Burr Brown Corp.....................................       14,175        443,855
  *Bush Boake Allen, Inc...............................        9,600        279,600
  Bush Industries, Inc. Class A........................        4,300         96,750
  *Business Resource Group.............................        2,400         10,500
  *Butler International, Inc...........................        4,100         48,431
  Butler Manufacturing Co..............................        3,800        136,325
  *Buttrey Food & Drug Stores Co.......................        5,200         54,600
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *C-COR Electronics, Inc..............................        5,800   $     57,275
  *C-Cube Microsystems, Inc............................        4,500         92,531
  *#C-Phone Corp.......................................        2,500         21,406
  *CAI Wireless Systems, Inc...........................        5,115          7,513
  CBT Corp.............................................          200          4,600
  *CCA Industries, Inc.................................        4,300         12,631
  *CDI Corp............................................        9,900        399,712
  *CE Software Holdings, Inc...........................        2,900          1,586
  *CEM Corp............................................        3,800         33,725
  *CFI Proservices, Inc................................        1,800         30,825
  CFSB Bancorp, Inc....................................        1,464         32,393
  CFW Communications Co................................        6,600        122,100
  CFX Corp.............................................        7,740        129,645
  CKE Restaurants, Inc.................................       11,053        263,890
  *CMC Industries, Inc.................................        3,300         25,163
  *CMG Information Services, Inc.......................        4,600         78,200
  CMI Corp. Class A....................................       17,800         75,650
  CML Group, Inc.......................................       33,800         80,275
  CNB Bancshares, Inc..................................        7,700        337,837
  *#CNS Income.........................................       11,500         98,469
  *CPAC, Inc...........................................        3,520         38,500
  CPB, Inc.............................................        2,600         91,650
  *CPI Aerostructures, Inc.............................          200            381
  CPI Corp.............................................        7,000        131,250
  *CRA Managed Care, Inc...............................        4,500        206,719
  *CS Short Co.........................................          255            956
  *CSG Systems International, Inc......................        5,000        117,500
  *CSP, Inc............................................        2,000         14,250
  *CSS Industries, Inc.................................        6,400        192,800
  *CTC Communications Corp. Class 1....................        5,500         46,406
  CTG Resources, Inc...................................        6,400        138,400
  CTS Corp.............................................        2,600        179,400
  CU Bancorp...........................................        3,300         49,500
  *CUNO, Inc...........................................        5,400         90,450
  CVB Financial Corp...................................        5,997        124,438
  *Cable Design Techologies Corp.......................       10,950        301,125
  Cabot Oil & Gas Corp. Class A........................       13,700        253,450
  *Cache, Inc..........................................        5,025         18,216
  *Caci International, Inc. Class A....................        1,000         18,375
  *Cade Industries, Inc................................        1,500          2,227
  *Cadiz Land, Inc.....................................       13,300         74,812
  Cadmus Communications Corp...........................        4,800         67,800
  *Caere Corp..........................................        7,500         61,406
  Cagle's, Inc. Class A................................        2,000         29,375
  *Cairn Energy USA, Inc...............................       10,500        124,031
  *Calcomp Technology, Inc.............................        1,500          3,187
  *#Caldor Corp........................................        9,700         14,550
  Calgon Carbon Corp...................................       23,900        334,600
  *California Amplifier, Inc...........................        7,000         27,562
  *#California Culinary Academy, Inc...................        1,200          8,700
  California Financial Holding Corp....................        2,000         59,000
  *California Micro Devices Corp.......................        6,300         51,187
  *California Microwave, Inc...........................        9,700        118,219
  California State Bank................................        1,900         47,500
  California Water Service Co..........................        3,100        141,437
  *Callon Petroleum Co.................................        2,900         43,500
  Calmat Co............................................       13,900        276,262
  *Calumet Bancorp, Inc................................        1,100         42,212
  *Cambex Corp.........................................        5,200          6,906
  Cambrex Corp.........................................        7,000        252,875
  *Cambridge Neuroscience, Inc.........................        8,700         85,369

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Cambridge Soundworks, Inc...........................        1,200   $      5,850
  *Cameron Ashley Building Products, Inc...............        2,300         30,187
  *Campo Eletronics, Appliances & Computers, Inc.......        3,200          3,050
  *Canandaigua Wine Co., Inc. Class A..................          300          9,319
  *Candela Laser Corp..................................        2,700         18,394
  *Candies, Inc........................................        5,900         28,670
  *Canisco Resources, Inc..............................          500            937
  *Cannon Express, Inc. Class A........................          900          5,681
  *Cannondale Corp.....................................        4,300         75,519
  *Cantel Industries, Inc. Class B.....................        2,000         10,750
  *Canyon Resources Corp...............................       20,800         67,600
  Cape Cod Bank & Trust Co.............................        2,300         67,131
  Capital Bancorp (FL).................................        2,000         75,750
  *Capital Pacific Holdings, Inc.......................        4,500         12,094
  Capital Re Corp......................................        8,100        355,387
  Capitol Bancorp, Ltd.................................        1,990         31,840
  Capitol Transamerica Corp............................        6,050        126,672
  *Capstone Pharmacy Services, Inc.....................       19,100        190,403
  Capsure Holdings Corp................................        8,600        107,500
  Caraustar Industries, Inc............................        2,600         74,750
  Cardinal Health, Inc.................................            0              0
  *Cardinal Realty Services, Inc.......................        2,700         65,475
  *Cardiotech International, Inc.......................        1,301          2,358
  *Care Group, Inc.....................................        3,400          3,506
  *Caretenders Healthcorp..............................        1,600         10,200
  *Carlyle Industries, Inc.............................          175            372
  *Carmike Cinemas, Inc. Class A.......................        6,700        232,825
  Carnegie Bancorp.....................................        1,155         19,852
  Carolina First Corp..................................        6,122         94,891
  Carpenter Technology Corp............................        8,300        358,975
  *Carr-Gottstein Foods Co.............................        7,654         37,313
  *Carrington Laboratories, Inc........................        5,300         39,750
  *Carson Pirie Scott & Co.............................        9,600        309,600
  Carter-Wallace, Inc..................................       13,500        222,750
  *Carver Corp. WA.....................................        1,400          1,969
  Cascade Corp.........................................        5,900         99,562
  Cascade Natural Gas Corp.............................        6,500        105,625
  Casey's General Stores, Inc..........................       15,700        312,037
  Cash America International, Inc......................       12,100        117,975
  *Casino America, Inc.................................       19,600         45,937
  *Casino Data Systems.................................       10,800         47,250
  *Casino Magic Corp...................................       19,500         27,422
  *Casino Resource Corp................................        3,000          4,312
  *Castelle............................................        2,200         10,587
  Castle (A.M.) & Co...................................       13,037        283,555
  *Catalina Lighting, Inc..............................        3,500         12,687
  *Catalyst Semiconductor, Inc.........................        4,000          8,000
  *Catalytica, Inc.....................................        9,700         78,509
  Cathay Bancorp, Inc..................................        1,100         23,787
  *Catherines Stores Corp..............................        6,300         27,169
  Cato Corp. Class A...................................       21,300        103,837
  Cavalier Homes, Inc..................................        7,300         82,125
  *#Cayenne Software, Inc..............................       10,600         35,112
  *Cel-Sci Corp........................................        2,500          8,516
  *Celadon Group, Inc..................................        6,000         67,500
  *Celebrity, Inc......................................        3,200         10,600
  *Celeritek, Inc......................................        3,400         40,800
  *Celestial Seasonings, Inc...........................        1,600         36,600
  *#Celgene Corp.......................................        6,000         42,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Cell Genesys, Inc...................................        9,900   $     55,687
  *Cellpro, Inc........................................        8,700         55,462
  *#Cellstar Corp......................................        9,600        343,800
  *Cellular Technical Services Co., Inc................       13,400        184,250
  *Celtrix Pharmaceuticals, Inc........................        5,000         14,687
  Cenfed Financial Corp................................        2,838         81,770
  Cenit Bancorp, Inc...................................          800         35,200
  *Centennial Bancorp..................................        3,792         78,684
  *Centennial Cellular Corp. Class A...................        9,900        139,837
  Centex Construction Products, Inc....................       12,200        245,525
  *Centigram Communications Corp.......................        5,200         59,475
  Central & Southern Holding Co........................        1,400         23,362
  Central Co-Operative Bank Somerville, MA.............          700         11,725
  *#Central Garden & Pet Co............................        7,600        182,400
  Central Hudson Gas & Electric Corp...................       10,500        338,625
  Central Louisiana Electric Co., Inc..................       13,500        340,875
  Central Maine Power Co...............................       19,500        216,937
  Central Reserve Life Corp............................        1,800          9,675
  *Central Sprinkler Corp..............................        2,500         51,875
  Central Vermont Public Service Corp..................        5,400         59,400
  Centris Group, Inc...................................        5,700        107,587
  *Centura Software Corp...............................        6,800         10,200
  *Century Aluminum Co.................................        5,000         88,437
  Century Bancorp Income Class A.......................        1,000         12,812
  *Century Communications Corp. Class A................       17,600         96,800
  *Cephalon, Inc.......................................       14,700        182,831
  *Ceradyne, Inc.......................................        6,900         32,344
  Cerberonics, Inc. Class A............................          200          1,900
  *Cerner Corp.........................................       19,700        386,612
  *#Cerplex Group, Inc.................................        5,300          3,180
  *Cerprobe Corp.......................................        2,500         32,812
  *Chad Therapeutics...................................        6,000         48,375
  *Champion Enterprises, Inc...........................        6,108        112,234
  #Champion Industries, Inc............................        4,062         69,054
  *Chancellor Broadcasting Co. Class A.................        5,200        178,100
  Chaparral Steel Co...................................       17,000        255,000
  *Charming Shoppes, Inc...............................       63,200        333,775
  *Chart House Enterprises, Inc........................        4,700         32,900
  Chart Industries, Inc................................        6,000        135,000
  *Charter Federal Savings Bank (Escrow)...............        2,100              0
  Charter Financial, Inc...............................        2,500         44,531
  Charter Power Systems, Inc...........................        3,900        131,625
  *Chase Corp..........................................        1,100          8,937
  *Chase Industries, Inc...............................        6,000        135,000
  *Chattem, Inc........................................        4,700         49,350
  *Check Technology Corp...............................        3,100         19,569
  *#Checkers Drive-In Restaurant, Inc..................       12,000         14,250
  *Checkfree Corp......................................       24,900        434,194
  *Checkmate Electronics, Inc..........................        2,500         30,000
  *Checkpoint System, Inc..............................       17,300        246,525
  *Cheesecake Factory, Inc.............................        6,600        131,587
  Chemed Corp..........................................        5,900        215,350
  *Chemfab Corp........................................        4,850         87,300
  Chemfirst, Inc.......................................       13,600        351,900
  Chemical Financial Corp..............................        5,130        177,626
  *#Chemtrak, Inc......................................        4,400          5,775
  *Cherry Corp. Class A................................        3,000         35,437

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Cherry Corp. Class B................................        1,800   $     21,937
  Chesapeake Utilities Corp............................        1,500         24,750
  Chester Valley Bancorp...............................          275          5,225
  *Chic by His, Inc....................................        4,900         33,687
  #Chicago Rivet & Machine Co..........................          100          4,675
  *Chicos Fas, Inc.....................................        4,500         16,312
  *Children's Comprehensive Services, Inc..............        2,150         33,325
  *Children's Discovery Centers of America, Inc. Class
    A..................................................        3,200         23,400
  *Chips & Technologies, Inc...........................       12,400        136,400
  Chittenden Corp......................................        6,733        201,990
  *Chock Full O' Nuts Corp.............................       10,130         59,514
  *Cholestech Corp.....................................        6,700         38,734
  *Christiana Companies, Inc...........................        9,000        306,000
  *Chromcraft Revington, Inc...........................        1,000         26,750
  *Chronimed, Inc......................................        6,900         67,922
  *Chrysalis International Corp........................        6,800         29,112
  Church & Dwight Co., Inc.............................       11,700        310,050
  *Ciber, Inc..........................................       10,800        446,175
  *Cidco, Inc..........................................        8,600        124,700
  Cilcorp, Inc.........................................        8,200        317,750
  *Cima Laboratories, Inc..............................        3,500         15,531
  *Cinergi Pictures Entertainment, Inc.................        2,800          2,144
  *Ciprico, Inc........................................        2,500         41,562
  Circle International, Inc............................        7,900        217,744
  *Circon Corp.........................................        7,390         94,684
  *Circuit Systems, Inc................................        2,600         14,544
  *Citadel Holding Corp................................        3,000          9,750
  *Citation Computer System, Inc.......................        1,500          9,469
  *Citation Corp.......................................        9,700        144,894
  Citfed Bancorp, Inc..................................        4,250        156,719
  Citizens Bancshares, Inc.............................        2,000         76,250
  Citizens Banking Corp................................        5,600        182,700
  *Citizens, Inc. Class A..............................        9,600         75,000
  City Holding Co......................................        2,142         66,134
  *Civic Bancorp.......................................        2,700         32,231
  Clarcor, Inc.........................................        8,900        209,150
  *Clark (Dick) Productions, Inc.......................        3,200         40,400
  *Clean Harbors, Inc..................................        3,800          5,700
  Cleveland Cliffs, Inc................................        6,800        287,300
  *Cliffs Drilling Co..................................        3,700        258,537
  *Clintrials Research, Inc............................       15,900        158,006
  Coachmen Industries, Inc.............................       10,100        171,700
  *Coast Distribution System...........................        4,000         13,000
  *Coast Savings Financial, Inc........................        7,300        311,162
  Coastal Bancorp, Inc.................................        2,500         67,500
  *Coastal Physician Group, Inc........................       11,900         11,156
  *Coastcast Corp......................................        4,400         57,750
  Cobancorp, Inc.......................................          206          5,536
  *Cobra Electronic Corp...............................        3,100          9,494
  *Cobra Industries ,Inc...............................        2,200          1,100
  Coca-Cola Bottling Co. Consolidated..................        5,200        231,400
  *Cocensys, Inc.......................................       17,600         68,750
  *Code-Alarm, Inc.....................................          800          1,850
  *Coeur d'Alene Mines Corp. ID........................       13,100        178,487
  *Cognex Corp.........................................        7,500        195,469
  *Cognitronics Corp...................................        2,100         22,312
  *Coherent Communications Systems Corp................        9,100        196,219
  *Coherent, Inc.......................................        6,800        294,950
  *Coho Energy, Inc....................................       14,100        132,628
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Cohu, Inc............................................        8,200   $    284,437
  *Cold Metal Products, Inc............................        3,500         19,687
  *Cole National Corp. Class A.........................        6,600        249,975
  Collagen Corp........................................        4,300         73,100
  Collective Bancorp, Inc..............................        8,049        346,107
  *Collins & Aikman Corp...............................       41,400        481,275
  Collins Industries, Inc..............................        5,100         29,006
  Colonial Bancgroup, Inc..............................       12,800        308,800
  Colonial Gas Co......................................        8,050        168,044
  *Columbia Banking System, Inc........................        1,853         34,049
  *Columbia Laboratories, Inc..........................       16,800        327,600
  *Columbus Energy Corp................................        1,300         13,650
  *Comarco, Inc........................................        2,900         56,369
  *Comcast Corp. Class A...............................          500          8,719
  *Comdial Corp........................................        4,300         29,294
  *#Comforce Corp......................................        7,400         43,475
  Commerce Bancorp, Inc................................        7,170        245,572
  Commercial Bancshares, Inc...........................        1,365         22,522
  *Commercial Bank of New York.........................        1,700         29,112
  Commercial Federal Corp..............................        6,613        230,628
  Commercial Intertech Corp............................        7,100         92,300
  Commercial Metals Co.................................        9,100        269,587
  *Commnet Cellular, Inc...............................        8,200        281,875
  *Commodore Applied Technologies, Inc.................        2,000         12,250
  *Commonwealth Bancorp, Inc...........................        5,000         74,062
  Commonwealth Energy System...........................       12,900        280,575
  *Commonwealth Industries, Inc........................        2,500         47,500
  *Communications Central, Inc.........................        3,600         36,900
  Communications Systems, Inc..........................        6,300         88,200
  Community Bank System, Inc...........................        2,800         65,450
  Community Bankshares, Inc. NH........................          800         28,000
  Community First Bankshares, Inc......................        9,012        311,477
  *Community Medical Transport, Inc....................        2,400          7,350
  Community Trust Bancorp, Inc.........................        5,060        125,235
  *Comnet Corp.........................................          700          5,862
  *Compdent Corp.......................................        2,500         45,625
  *Competitive Technologies, Inc.......................        3,000         28,875
  *#Complete Management, Inc...........................        1,933         24,646
  *#Comprehensive Care Corp............................        1,500         21,000
  *Comptek Research, Inc...............................        2,600         15,925
  *Compucom Systems, Inc...............................       26,900        193,344
  Computer Data Systems, Inc...........................        5,700        156,394
  *Computer Horizons Corp..............................       11,687        645,707
  Computer Language Research, Inc......................        8,600         92,987
  *Computer Manangement Sciences, Inc..................        2,200         43,450
  *Computer Network Technology Corp....................       14,000         67,812
  *Computer Outsourcing Services, Inc..................        1,900          9,025
  *Computer Products, Inc..............................       14,200        315,062
  Computer Task Group, Inc.............................        5,600        342,300
  *Computervision Corp.................................       32,400        157,950
  *Computrac, Inc......................................        2,400          3,600
  *Comshare, Inc.......................................        5,900         80,387
  *Comstock Resources, Inc.............................       13,900        142,475
  *Comtech Telecommunications Corp.....................        1,000          3,750
  *Comverse Tecnology, Inc.............................        1,000         45,625
  *Concentra Corp......................................        2,700         21,262
  *Concord Camera Corp.................................        3,900         10,359
  *#Concord Fabrics, Inc. Class A......................          700          4,637

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Concurrent Computer Corp............................       19,300   $     37,695
  *Conductus, Inc......................................        3,400         22,950
  *Cone Mills Corp. NC.................................       14,500        125,062
  *Congoleum Corp. Class A.............................        1,900         21,494
  *Conmed Corp.........................................        9,575        181,327
  Connecticut Energy Corp..............................        4,500        101,250
  Connecticut Water Services, Inc......................        1,100         30,662
  *Connective Therapeutics, Inc........................        3,300         22,687
  *Consep, Inc.........................................        4,300         12,362
  *Consilium, Inc......................................        6,900         29,325
  *Conso Products Co...................................        3,550         46,816
  *Consolidated Delivery and Logistics, Inc............        3,000          9,562
  *Consolidated Graphics, Inc..........................        7,400        252,525
  *Consolidated Products, Inc..........................        9,292        157,964
  *Consolidated Stainless, Inc.........................        2,200          8,387
  Consolidated Tokoma Land Co..........................        3,100         51,537
  *Consumer Portfolio Services, Inc....................        9,000        101,250
  Consumers Water Co...................................        5,200         83,525
  *Continental Can, Inc. DE............................        1,200         23,250
  *Continental Circuits Corp...........................        3,100         41,656
  Continental Homes Holding Corp.......................        3,300         54,037
  *Control Data Systems, Inc...........................        8,200        118,387
  *#Converse, Inc......................................        9,100        188,825
  *Convest Energy Corp.................................        1,000          7,500
  Cooker Restaurant Corp...............................        6,000         69,000
  *Cooper Companies, Inc...............................        7,000        145,250
  *Cooperative Bankshares, Inc.........................          700         15,050
  *Copart, Inc.........................................        7,600        118,750
  *Copley Pharmaceutical, Inc..........................       11,500         74,750
  *Copytele, Inc.......................................       34,100        179,025
  *Cor Therapeutics, Inc...............................       12,000        108,000
  *Coram Healthcare Corp...............................       15,200         41,800
  *Corcom, Inc.........................................        1,900         14,844
  Core Industries, Inc.................................        6,400        115,200
  *Core, Inc...........................................        4,300         35,206
  *Cornerstone Imaging, Inc............................        3,600         30,600
  *Correctional Services Corp..........................        3,800         44,650
  *Corrpro Companies, Inc..............................        3,100         26,737
  *Cortech, Inc........................................        7,200          5,850
  Corus Bankshares, Inc................................        8,900        230,844
  *Corvas International, Inc...........................        8,200         52,275
  *Corvel Corp.........................................        1,000         27,500
  *Cosmetic Centers, Inc. Class C......................          451          2,029
  Cotton States Life Insurance Co......................        1,687         19,822
  Courier Corp.........................................          800         14,200
  *Covenant Transport, Inc. Class A....................        6,100         91,119
  *Coventry Corp.......................................       19,800        288,337
  *Cover-All Technologies, Inc.........................        3,300          4,950
  Craftmade International, Inc.........................        2,000         14,875
  *#Craig (Jenny), Inc.................................       10,400         63,700
  *Craig Corp..........................................        1,600         27,000
  *Creative Biomolecules, Inc..........................       18,700        188,169
  *Creative Computers, Inc.............................        1,700          9,562
  *Creative Technologies Corp..........................          333            156
  *Credence Systems Corp...............................       12,250        362,906
  *Cree Research, Inc..................................        6,000         73,500
  *Criticare Systems, Inc..............................        3,200         18,000
  *Crop Growers Corp...................................        4,800         47,100
  Cross (A.T.) Co. Class A.............................        8,800         97,900
  Cross Timbers Oil Co.................................       12,400        240,250
  *Crosscomm Corp......................................        3,700         35,150
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Crossman Communities, Inc...........................        4,000   $     84,500
  *Crowley, Milner & Co................................        1,000          7,062
  *Crown Books Corp....................................        2,700         33,750
  *Crown Central Petroleum Corp. Class A...............        2,200         29,700
  *Crown Central Petroleum Corp. Class B...............        2,600         33,637
  Crown Crafts, Inc....................................        4,000         41,500
  *#Crown Resources Corp...............................        7,900         53,325
  *Crown-Andersen, Inc.................................        1,000          6,500
  *Cruise America, Inc.................................        2,600         13,325
  *Cryenco Sciences, Inc. Class A......................        3,500          8,586
  *Cryolife, Inc.......................................        4,800         56,700
  *Crystal Oil Co......................................        1,200         42,150
  Cubic Corp...........................................        4,500        105,750
  *Culbro Corp.........................................        2,200        281,325
  Cullen Frost Bankers, Inc............................        8,460        333,641
  Culp, Inc............................................       13,518        234,875
  *Curative Health Services, Inc.......................        5,900        164,094
  Curtiss-Wright Corp..................................        3,000        174,375
  *Custom Chrome, Inc..................................        2,600         31,200
  *Cyberonics, Inc.....................................        3,800         22,800
  *Cyberoptics Corp....................................        2,700         44,887
  *Cybex Corp..........................................        1,300         23,562
  *Cybex International, Inc............................        3,100         31,775
  *Cygnus, Inc.........................................       11,200        184,100
  *Cypros Pharmaceutical Corp..........................        7,000         32,375
  *#Cyrix Corp.........................................       11,700        294,694
  *Cyrk, Inc...........................................        6,500         75,969
  *Cytel Corp..........................................       15,000         28,594
  *Cytogen Corp........................................       30,125        167,570
  *Cytotherapeutics, Inc...............................        9,300         51,731
  *Cytrx Corp..........................................        3,800         15,675
  *D&N Financial Corp..................................        6,800        121,975
  *DBA Systems, Inc....................................        2,700         15,356
  *DBT Online, Inc.....................................          690         30,964
  *DDL Electronics, Inc................................        6,500          8,937
  *DEP Corp............................................        8,100         14,934
  *DH Technology, Inc..................................        4,050         64,800
  *#DI Industries, Inc.................................       54,600        160,387
  *DII Group, Inc......................................        6,000        189,750
  *DIY Home Warehouse, Inc.............................        3,000         11,437
  *DM Management Co....................................        1,700         14,662
  *DMX, Inc............................................       13,000         22,165
  *DNAP Holding Corp...................................        1,270          5,001
  DR Horten, Inc.......................................       19,452        187,225
  *DSP Communications, Inc.............................       10,000        110,625
  *DSP Group, Inc......................................        4,800         67,500
  *DSP Technology, Inc.................................          800          4,600
  DT Industries, Inc...................................        6,800        215,900
  *DVI, Inc............................................        5,500         73,562
  *Daily Journal Corp..................................          200          6,675
  *Dairy Mart Convenience Stores, Inc. Class A.........        1,600          9,400
  *Daisytek International Corp.........................        3,300        104,775
  *Daka International, Inc.............................        6,700         84,169
  *Dakotah, Inc........................................        1,800          5,231
  Dallas Semiconductor Corp............................       13,300        513,712
  *Damark International, Inc. Class A..................        4,200         64,575
  Dames & Moore, Inc...................................       10,900        128,075
  Daniel Industries, Inc...............................       10,296        137,709
  *Danskin, Inc........................................        3,000          4,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Darling International, Inc..........................        2,500   $     63,437
  Dart Group Corp. Class A.............................          700         69,650
  *Data Broadcasting Corp..............................       27,445        135,510
  *Data Documents, Inc.................................        3,100         36,231
  *Data General Corp...................................       19,400        414,675
  *Data I/O Corp.......................................        3,400         19,762
  *#Data Race, Inc.....................................        2,400         35,700
  Data Research Association, Inc.......................        2,600         32,825
  *Data Systems & Software, Inc........................        3,700         18,962
  *Data Translation, Inc...............................        1,450          5,347
  *Data Transmission Network Corp......................        6,100        164,319
  *Dataflex Corp.......................................        2,800          9,275
  *Datakey, Inc........................................        1,000          2,750
  *Datamarine International, Inc.......................          200          1,262
  *Datametrics Corp....................................        4,800          6,600
  *Datapoint Corp......................................        4,200          5,775
  *Dataram Corp........................................        1,400         14,350
  *Datascope Corp......................................       10,000        191,250
  *Datastream Systems, Inc.............................        5,000         98,750
  *Dataware Technologies, Inc..........................        3,900         13,406
  *Datawatch Corp......................................        4,600          9,344
  *Datron Systems, Inc.................................        1,800         18,450
  *Datum, Inc..........................................        1,600         39,100
  *Davco Restaurants, Inc..............................        3,000         27,750
  *#Dave and Busters, Inc..............................        2,200         49,775
  *Davel Communications Group, Inc.....................        2,500         35,937
  *Davox Corp..........................................        5,550        179,681
  *#Daw Technologies, Inc..............................        7,400         17,806
  *Dawson Geophysical Co...............................        2,100         27,825
  Daxor Corp...........................................        2,400         22,800
  *#Day Runner, Inc....................................        3,200         89,000
  Deb Shops, Inc.......................................        7,700         33,206
  *Deckers Outdoor Corp................................        4,800         35,700
  Decorator Industries, Inc............................        1,000         11,500
  *Deeptech International, Inc.........................        9,800         67,375
  Defiance, Inc........................................        7,600         55,100
  *Deflecta-Shield Corp................................        1,900         17,337
  *Del Global Technologies Corp........................        3,610         32,039
  Del Laboratories, Inc................................       12,088        372,461
  *Delaware Ostego Corp................................          220          4,592
  Delchamps, Inc.......................................        3,600         99,675
  *Delphi Financial Group, Inc. Class A................        1,591         60,466
  Delta Natural Gas Co., Inc...........................          700         11,812
  *Delta Woodside Industries, Inc......................       14,700         86,362
  *Denamerica Corp.....................................        7,200         19,800
  *Dendrite International, Inc.........................        1,600         20,400
  *Dense-Pac Microsystems, Inc.........................        9,300         22,378
  *Department 56, Inc..................................       10,800        228,150
  *Depotech Corp.......................................        6,900         94,444
  *Designs, Inc........................................        9,400         39,950
  *Detection Systems, Inc..............................        1,900         35,150
  *Detrex Corp.........................................          500          4,312
  *Detroit Diesel Corp.................................       14,800        325,600
  *Devcon International Corp...........................        2,000         10,625
  *Devlieg-Bullard, Inc................................        6,300         19,491
  *Devon Group, Inc....................................        3,700        115,162
  *Dewolfe Companies, Inc..............................          200          1,075
  *Diagnostic Health Services, Inc.....................        8,000         62,500
  Diagnostic Products Corp.............................        8,100        241,987
  *#Diagnostic Retrieval Systems, Inc..................        2,500         25,625
  *Dialogic Corp.......................................        7,900        229,100
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Diametrics Medical, Inc.............................        7,200   $     40,275
  *Diamond Multimedia Systems, Inc.....................       10,000         79,063
  *#Diana Corp.........................................        2,069          4,976
  *Dianon Systems, Inc.................................        3,400         31,237
  *Digi International, Inc.............................        8,000         72,500
  *Digital Biometrics, Inc.............................        6,800         14,450
  *Digital Communications Technology Corp..............        2,520          1,890
  *Digital Link Corp...................................        4,600         89,125
  *Digital Microwave Corp..............................        9,700        299,487
  *Digital Sound Corp..................................        7,900          9,381
  Dime Financial Corp..................................        2,300         52,325
  *Diodes, Inc.........................................        2,500         23,750
  *Dionex Corp.........................................        7,200        380,700
  *Discount Auto Parts, Inc............................       11,300        210,462
  *Dixie Group, Inc....................................        6,700         55,275
  *Dixon Ticonderoga Co................................        1,300         13,812
  *Documentum, Inc.....................................        3,500         69,125
  *Dominion Bridge Corp................................        7,300         10,722
  *Dominion Homes, Inc.................................        3,100         14,337
  Donegal Group, Inc...................................        1,800         44,662
  Donnelly Corp. Class A...............................        5,875         99,875
  *Donnkenny, Inc......................................        8,400         34,125
  *Dorsey Trailers, Inc................................        3,000          6,000
  *Dover Downs Entertainment, Inc......................        1,000         19,125
  Downey Financial Corp................................       13,387        267,740
  *Dravo Corp..........................................        8,900         97,900
  *Dress Barn, Inc.....................................       13,600        232,900
  *Drew Industries, Inc................................        4,800         60,600
  *Drexler Technology Corp.............................        5,300         58,300
  Dreyer's Grand Ice Cream, Inc........................        8,200        305,450
  *Drug Emporium, Inc..................................        7,900         34,562
  *Drypers Corp........................................        2,500         15,312
  *Duckwall-Alco Stores, Inc...........................        1,900         23,512
  *Ducommun, Inc.......................................        3,600         94,500
  Duff & Phelps Credit Rating Co.......................        3,200         92,800
  *Durakon Industries, Inc.............................        5,200         50,700
  *Duramed Pharmaceuticals, Inc........................        7,600         25,887
  Durco International, Inc.............................       13,300        373,231
  Duty Free International, Inc.........................       16,400        256,250
  *Dwyer Group, Inc....................................        2,800          4,550
  *Dycom Industries, Inc...............................        4,300         59,125
  Dyersburg Corp.......................................        7,900         63,200
  Dynamics Corp. of America............................        7,000        404,250
  *Dynamics Research Corp..............................        3,158         28,225
  *Dynatech Corp.......................................        8,500        318,750
  E'town Corp..........................................        3,900        129,187
  *E-Z-Em, Inc. Class A................................        1,700         14,025
  *E-Z-Em, Inc. Class B................................        4,274         32,589
  *EA Engineering Science & Technology, Inc............        5,625         10,547
  *EA Industries, Inc..................................        3,100          7,362
  *ECC International Corp..............................        5,800         38,425
  *#ECCS, Inc..........................................        1,700          8,606
  *EFI Electronics Corp................................          800          1,150
  *EIS International, Inc..............................        6,600         44,550
  *ELXSI Corp..........................................        1,800         11,362
  EMC Insurance Group, Inc.............................        5,900         71,537
  *ERLY Industries, Inc................................        1,810         17,987
  *ERO, Inc............................................        6,100         67,862
  *ESCO Electronics Corp. Trust Receipts...............       10,100        104,787

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  ESELCO, Inc..........................................          218   $      8,611
  *ESSEF Corp..........................................        3,410         78,430
  *EZ Serve Corp.......................................       17,000         11,687
  Eagle Bancshares, Inc................................        1,800         29,025
  *Eagle Finance Corp..................................        2,100          4,725
  Eagle Financial Corp.................................        2,200         60,500
  *Eagle Food Centers, Inc.............................        8,100         50,625
  *Eagle Hardware & Garden, Inc........................       19,400        466,812
  *Eagle Point Software Corp...........................        2,500         10,547
  *Eagle River Interactive, Inc........................        8,100         86,569
  *Earthgrains Co......................................        2,000        114,000
  *Easco, Inc..........................................          700          5,775
  Eastern Bancorp, Inc.................................        1,450         37,972
  Eastern Co...........................................        3,300         42,075
  *Eastern Environment Services, Inc...................        5,900         85,181
  Eastern Utilities Associates.........................       12,300        216,787
  *Eateries, Inc.......................................        1,500          4,266
  Eaton Vance Corp.....................................        9,400        231,475
  *Echostar Communications Corp. Class A...............        4,400         57,200
  *Ecogen, Inc.........................................        4,340         15,868
  Ecology & Environment, Inc. Class A..................          900          7,200
  *Edelbrock Corp......................................        2,600         54,600
  *#Edison Brothers Stores, Inc........................       11,000          7,562
  *Edison Control Corp.................................        1,000          3,875
  *Edisto Resources Corp...............................        7,400         74,000
  Edo Corp.............................................        3,000         20,625
  *#Education Alternatives, Inc........................        5,000         22,500
  *Educational Development Corp........................        1,800         10,800
  *Educational Insights, Inc...........................        2,700          5,062
  *Effective Management Systems, Inc...................        1,400          7,700
  *Egghead, Inc........................................       10,600         49,687
  Ekco Group, Inc......................................       11,100         56,887
  *El Chico Restaurants, Inc...........................        1,400          8,925
  Elcor Corp...........................................        4,400        123,200
  *Elcotel, Inc........................................        4,900         29,400
  *Electric Fuel Corp..................................        7,100         44,597
  *Electro Rent Corp...................................        5,500        129,250
  *Electro Scientific Industries, Inc..................        4,400        166,100
  *Electroglas, Inc....................................       10,900        274,544
  *Electromagnetic Sciences, Inc.......................        9,000        172,125
  *Electronic Fab Technology, Inc......................        2,000         13,000
  *Electronic Retailing System International, Inc......        2,300         12,362
  #Electronic Tele Communications, Inc. Class A........        1,000          2,437
  *#Elek-Tek, Inc......................................        4,000          6,500
  Ellett Brothers, Inc.................................        3,000         14,437
  *Eltron International, Inc...........................        4,000        110,750
  *Embrex, Inc.........................................        3,700         24,975
  *Emcare Holdings, Inc................................        1,600         47,800
  *Emcon...............................................        4,200         14,175
  Emerald Isle Bancorp, Inc............................          250          4,453
  *#Emerson Radio Corp.................................       16,100         11,069
  *Emisphere Technologies, Inc.........................        4,700         97,525
  *Emmis Broadcasting Corp. Class A....................        4,200        160,912
  *Empi, Inc...........................................        4,200         67,462
  Empire District Electric Co..........................        9,800        170,275
  *#Empire of Carolina, Inc............................        4,400         11,825
  *#Employee Solutions, Inc. Class B...................       24,100        128,031
  *Emulex Corp.........................................        3,050         61,762
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Encad, Inc..........................................        6,700   $    248,737
  *Encore Computer Corp................................       14,700         12,862
  *Encore Wire Corp....................................        2,700         67,837
  *Endosonics Corp.....................................        9,700        107,912
  Energen Corp.........................................        7,800        257,400
  *Energy Biosystems Corp..............................        6,000         28,875
  *Energy Research Corp................................        1,500         14,625
  Energy West, Inc.....................................          200          1,675
  Energynorth, Inc.....................................        2,400         51,900
  Engineered Support Systems, Inc......................        1,200         15,825
  *Engineering Measurements Co.........................        1,000          5,562
  #Engle Homes, Inc....................................        3,500         32,156
  Enhance Financial Services Group, Inc................        7,100        296,425
  *Enlighten Software Solutions, Inc...................        1,100          2,544
  Ennis Business Forms, Inc............................        8,900         87,887
  *Enstar, Inc.........................................        1,300          6,419
  *Envirogen, Inc......................................        3,700         10,637
  *Environmental Elements Corp.........................        4,200          9,187
  *Environmental Technologies Corp.....................        3,200         28,400
  *Environmental Tectonics Corp........................        1,500         13,969
  *Enviroq Corp........................................          280            560
  *Envirotest Systems Corp. Class A....................        7,200         13,725
  *#Envoy Corp.........................................        9,100        273,569
  *Enzo Biochem, Inc...................................       11,500        172,500
  *Enzon, Inc..........................................       15,700         40,231
  *Epitope, Inc........................................        8,200         70,212
  *Equimed, Inc........................................       13,500         44,508
  *Equinox Systems, Inc................................        1,900         19,950
  *Equitex, Inc........................................        1,200          2,175
  *Equitrac Corp.......................................        1,300         17,306
  *Equity Corp. International..........................       11,500        273,844
  *Equity Marketing, Inc...............................        2,800         52,850
  *Equity Oil Co.......................................        7,600         21,850
  Eskimo Pie Corp......................................        1,300         16,006
  Espey Manufacturing & Electronics Corp...............          400          6,850
  *Essex Corp..........................................        1,000            406
  Essex County Gas Co..................................          800         19,800
  *Esterline Technologies Corp.........................        4,200        126,525
  Ethan Allen Interiors, Inc...........................        7,200        376,200
  *Evans & Sutherland Computer Corp....................        4,500        118,125
  *Evans Systems, Inc..................................        1,050          3,478
  *Evans, Inc..........................................        1,000            844
  Evergreen Bancorp, Inc. DE...........................        5,500         83,187
  *Evergreen Resources, Inc............................        4,600         42,550
  *Exabyte Corp........................................       11,100        154,706
  *Exar Corp...........................................        4,500         83,531
  *Excalibur Technologies Corp.........................        7,500         31,875
  Excel Industries, Inc................................        5,400         97,875
  *Excel Technology, Inc...............................        4,600         38,381
  *#Excite, Inc........................................        2,000         23,875
  Executive Risk, Inc..................................        4,700        244,987
  *Executive Telecard, Ltd.............................        9,500         68,281
  *Executone Information Systems, Inc..................       28,800         58,500
  #Exide Corp..........................................       10,500        229,687
  *Exide Electronics Group, Inc........................        5,452         62,357
  *Exogen, Inc.........................................        3,700         15,262
  *Exogen, Inc.........................................        2,000          8,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Expeditors International of Washington...............       12,100   $    346,362
  *Expert Software, Inc................................        2,500         10,937
  *Express Scripts, Inc. Class A.......................        4,500        204,469
  *Ezcorp, Inc. Class A Non-Voting.....................        4,900         39,200
  F & M Bancorp (MD)...................................        1,800         47,250
  F & M Bancorporation, Inc............................        3,410        107,841
  F & M National Corp..................................        9,500        224,437
  FCB Financial Corp...................................        1,100         26,400
  FCNB Corp............................................          553         11,336
  FDP Corp.............................................        3,250         23,562
  FFLC Bancorp.........................................        1,200         33,000
  FFY Financial Corp...................................        2,500         65,312
  *FLIR Systems, Inc...................................        2,700         42,694
  *FM Properties, Inc..................................        7,100         25,737
  FNB Rochester Corp...................................        1,400         20,475
  *FPA Corp............................................        2,000          1,500
  *#FPA Medical Management, Inc........................       15,348        308,878
  *FRP Properties, Inc.................................        2,500         64,375
  *FSI International, Inc..............................       11,200        155,400
  *FTP Software, Inc...................................       16,800         95,550
  Fab Industries, Inc..................................        4,500        140,625
  *Fabri-Centers of America, Inc. Class A..............        3,500         82,250
  *Fabri-Centers of America, Inc. Class B..............        3,400         72,675
  *Factset Research Systems, Inc.......................        2,000         39,000
  *Failure Group, Inc..................................        4,300         25,800
  Fair, Isaac & Co., Inc...............................        6,300        248,850
  *Fairchild Corp. Class A.............................        7,000        114,625
  *Falcon Building Products, Inc. Class A..............       12,000        210,000
  Falcon Products, Inc.................................        4,700         66,387
  *Family Golf Centers, Inc............................        5,900        164,094
  *Fansteel, Inc.......................................        4,000         29,500
  *Farah, Inc..........................................        9,100         80,762
  Farmer Brothers Co...................................          200         25,800
  *Farr Co.............................................        2,100         30,844
  Farrel Corp..........................................        2,400          8,250
  *#Fastcomm Communications Corp.......................        4,900         38,281
  *Faulding Corp.......................................        9,000         98,437
  *Featherlite Manufacturing, Inc......................        3,100         22,669
  Fed One Bancorp......................................          600         11,850
  Fedders Corp.........................................        8,700         55,462
  #Fedders Corp. Class A...............................        7,700         47,162
  Federal Screw Works..................................        1,800         72,000
  *Female Health Co....................................        3,600          6,975
  *Ferrofluidics Corp..................................        3,031         25,385
  *Fibermark, Inc......................................        2,400         49,500
  *Fiberstars, Inc.....................................          700          3,281
  *Fibreboard Corp.....................................        5,100        277,312
  Fidelity Bancorp, Inc. Delaware......................        1,300         24,862
  Fidelity Federal Bancorp.............................        1,100          9,075
  Fidelity National Financial, Inc.....................        6,890         88,709
  *Fieldcrest Cannon, Inc..............................        4,500         84,375
  *#Fifty-Off Stores, Inc..............................        5,600            112
  *Figgie International, Inc. Class A..................        9,100        112,612
  *Figgie International, Inc. Class B..................        2,500         28,437
  *Filenes Basement Corp...............................       17,400        108,750
  *Filenet Corp........................................        7,600        125,400
  *Financial Bancorp., Inc.............................        1,000         17,000
  *Financial Federal Corp..............................        4,200         82,687
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Financial Trust Corp.................................        3,300   $    161,081
  Fingerhut Companies, Inc.............................        5,000         88,125
  *Finish Line, Inc. Class A...........................       10,600        130,512
  *Finishmaster, Inc...................................        3,000         21,187
  First Albany Companies, Inc..........................        2,076         26,728
  *First Alert, Inc....................................       14,500         35,797
  First American Financial Corp........................        5,800        206,625
  *First American Health Concepts, Inc.................        1,100          3,094
  First Bancorp........................................          400          9,200
  *First Cash, Inc.....................................        1,900         11,400
  First Central Financial Corp.........................        9,300         12,787
  First Charter Corp...................................        1,900         42,750
  First Citizens Bancshares, Inc. NC...................        1,700        145,350
  *First Citizens Financial Corp.......................        1,270         35,401
  First Colorado Bancorp...............................        5,455         96,144
  First Commercial Corp................................        1,927         78,525
  First Commonwealth Financial Corp....................       13,300        257,687
  First Defiance Financial Corp........................        4,959         69,426
  First Essex Bancorp..................................        3,700         63,362
  First Federal Capital Corp...........................        3,100         91,837
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        1,500         37,312
  First Financial Bancorp..............................        5,800        216,775
  First Financial Bankshares, Inc......................        1,050         42,000
  First Financial Corp. of Western Maryland............          900         32,737
  First Financial Holdings, Inc........................        3,000         79,125
  First Franklin Corp..................................          200          4,000
  First Georgia Holdings, Inc..........................          450          3,375
  First Home Bancorp, Inc. NJ..........................          266          4,971
  First Indiana Corp...................................        8,048        161,966
  *First Investors Financial Services Group, Inc.......        2,500         17,500
  First Liberty Financial Corp.........................        5,300        113,619
  *First Merchants Acceptance Corp.....................        3,300         18,098
  First Merchants Corp.................................        3,300         95,700
  First Michigan Bank Corp.............................        9,024        258,303
  First Midwest Bancorp, Inc...........................        8,575        283,511
  *First Midwest Financial, Inc........................        1,400         21,700
  First Mutual Savings Bank............................          264          5,247
  First Northern Capital Corp..........................        1,800         36,000
  First Oak Brook Bancshares, Inc. Class A.............          700         20,825
  First Palm Beach Bancorp, Inc........................        2,000         59,250
  First Patriot Bankshares Corp........................          700         11,550
  *First Republic Bancorp, Inc.........................        3,000         60,000
  First Savings Bancorp, Inc. North Carolina...........        1,400         27,562
  First Savings Bank...................................        4,800        100,500
  First Source Corp....................................        6,850        173,819
  First Southeast Financial Corp.......................        2,900         31,175
  *#First Team Sports, Inc.............................        2,900         20,844
  First United Bancorp.................................        3,700         56,194
  First Western Bancorp, Inc...........................        3,850        133,306
  *First Years, Inc....................................        2,200         41,800
  Firstbank of Illinois Co.............................        6,200        233,275
  Firstfed Bancshares, Inc.............................        1,500         27,187
  *FirstFed Financial Corp. DE.........................        5,300        144,425
  #FirstFederal Financial Services Corp................        1,802         60,367
  *Fischer Imaging Corp................................        3,400         21,887

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Flag Financial Corp..................................          200   $      2,475
  *#Flagstar Companies, Inc............................       15,500          6,781
  Flamemaster Corp.....................................          206            978
  Fleming Companies, Inc...............................       18,900        359,100
  Flexsteel Industries, Inc............................        6,200         71,687
  Florida Public Utilities Co..........................          500         10,484
  Florida Rock Industries, Inc.........................        4,300        144,050
  *Florsheim Group, Inc................................        3,300         28,669
  *Flow International Corp.............................        7,300         61,594
  Fluke Corp...........................................        4,400        219,450
  *Fluor Daniel/GTI, Inc...............................        1,265          8,855
  *Foamex International, Inc...........................       12,600        191,362
  *Foilmark, Inc.......................................        1,600          5,750
  *Foodarama Supermarkets, Inc.........................          300          5,681
  *Foodmaker, Inc......................................       19,400        271,600
  *Foothill Independent Bancorp........................        1,770         24,227
  Foremost Corp. of America............................        5,000        282,500
  Forest City Enterprises, Inc. Class A................        3,900        172,087
  Forest City Enterprises, Inc. Class B................        1,950         86,531
  *Forest Oil Corp.....................................        3,540         49,339
  Fort Wayne National Corp.............................        5,900        264,025
  *Fortune Petroleum Corp..............................        4,800          9,900
  *Fossil, Inc.........................................        6,600        111,787
  *Foster (L.B.) Co. Class A...........................       20,900         84,253
  *Fountain Oil, Inc...................................       10,100         46,712
  *Fountain Powerboat Industries, Inc..................        1,200         21,300
  *Fourth Shift Corp...................................        4,800         15,300
  *Frankfort First Bancorp, Inc........................        1,700         18,275
  Franklin Bank National Associaton Southfield, MI.....        1,323         17,447
  Franklin Electric Co., Inc...........................        3,200        152,000
  *Franklin Electronic Publishers, Inc.................        4,000         40,500
  *Franklin Quest Co...................................       10,300        247,200
  Frederick's of Hollywood, Inc. Class A...............        3,100         16,275
  Frederick's of Hollywood, Inc. Class B...............        3,633         18,619
  Freds, Inc. Class A..................................        4,200         56,437
  *Frequency Electronics, Inc..........................        2,400         29,400
  *Fresh America Corp..................................        1,400         22,750
  *Fresh Choice, Inc...................................        2,800         10,412
  Friedman Industries, Inc.............................        6,821         41,779
  *Friedmans, Inc. Class A.............................        6,300        117,731
  Frisch's Restaurants, Inc............................       13,983        204,501
  *Fritz Companies, Inc................................       10,000        108,125
  Frontier Adjusters of America, Inc...................        1,000          3,125
  Frontier Insurance Group, Inc........................        7,300        400,587
  Frozen Food Express Industries, Inc..................        8,307         74,244
  Fuller (H.B.) Co.....................................        7,000        383,250
  Fulton Financial Corp................................       10,963        285,028
  *Funco, Inc..........................................        3,000         48,187
  *Fuqua Enterprises, Inc..............................        3,600         69,300
  Furon Co.............................................        3,900         99,450
  *Fusion Systems Corp.................................        3,800        118,512
  *#Future Healthcare, Inc.............................        3,400             92
  G & K Services, Inc. Class A.........................       10,000        323,750
  *G-III Apparel Group, Ltd............................        3,200         18,900
  GBC Bancorp..........................................        3,300        117,562
  *GC Companies, Inc...................................        3,900        165,750
  *GNI Group, Inc......................................        2,400         14,700
  *GRC International, Inc..............................        9,100         47,775
  *GTI Corp............................................        4,300         28,219
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *GTS Duratek, Inc....................................        7,500   $     65,156
  *GZA Geoenvironmental Technologies, Inc..............        1,700          4,622
  Gainsco, Inc.........................................       10,700         88,275
  *Galey & Lord, Inc...................................        5,800        102,225
  *Galileo Corp........................................        3,400         24,437
  Gallagher (Arthur J.) & Co...........................        9,700        307,975
  *Galoob Toys, Inc. DE................................        8,600        154,800
  *Game Financial Corp.................................        2,300         21,850
  Gamma Biologicals, Inc...............................        5,500         23,031
  *Gantos, Inc.........................................        2,950          8,758
  Garan, Inc...........................................        3,042         60,460
  *Garden Fresh Restaurant Corp........................          900          8,831
  *Gardner Denver Machinery, Inc.......................        4,800        130,800
  *Gasonics International, Inc.........................        6,650         79,800
  *Gaylord Container Corp. Class A.....................       27,000        221,062
  *Geerling & Wade, Inc................................        1,600          6,400
  *Gehl Co.............................................        3,100         48,050
  *#Gemstar International Group, Ltd...................        6,122        127,031
  Gencor Industries, Inc...............................          900         23,512
  #Gencorp, Inc........................................       15,900        335,887
  *Genelabs Technologies, Inc..........................       18,200         42,087
  *Genemedicine, Inc...................................        6,500         52,406
  General Binding Corp.................................        7,900        231,075
  *General Communications, Inc. Class A................       17,600        122,650
  *General Datacomm Industries, Inc....................       11,700        105,300
  General Employment Enterprises, Inc..................        1,300         15,275
  *General Host Corp...................................       12,180         36,540
  General Housewares Corp..............................        1,500         15,000
  General Magnaplate Corp..............................          200          1,250
  *Genesco, Inc........................................       12,000        165,000
  Genesee Corp. Class B................................          200          8,175
  *Geneva Steel Co. Class A............................        9,200         21,850
  *Genicom Corp........................................        5,500         33,859
  *Genlyte Group, Inc..................................        8,900        115,144
  *Genome Therapeutics Corp............................        8,800         69,300
  Genovese Drug Stores, Inc. Class A...................        3,110         49,760
  *Genrad, Inc.........................................       12,200        227,225
  *Gensia Sicor, Inc...................................       18,500         86,141
  *Gentex Corp.........................................        9,500        190,000
  *Genus, Inc..........................................        8,300         47,984
  *Genzyme Transgenics Corp............................        8,500         64,281
  Geon Co..............................................       11,900        258,825
  George Mason Bankshares, Inc.........................        2,500         52,031
  *Geoscience Corp.....................................        3,000         28,125
  *Geotek Communications, Inc..........................       52,800        234,300
  *Geoworks............................................        7,000         43,969
  Gerber Scientific, Inc...............................       18,600        351,075
  *Getty Petroleum Marketing, Inc......................        6,300         29,925
  Getty Realty Corp....................................        6,300        105,525
  *Giant Cement Holding, Inc...........................        4,900         86,362
  *Giant Group, Ltd....................................        1,400          9,800
  Giant Industries, Inc................................        5,600         81,200
  *Gibraltar Packaging Group, Inc......................        3,000          9,375
  *Gibraltar Steel Corp................................        5,800        127,237
  *Gibson Greetings, Inc...............................        8,100        174,656
  Giddings & Lewis, Inc................................       16,600        313,325
  *Giga-Tronics, Inc...................................        1,600         11,900
  *Gilead Sciences, Inc................................        3,300         88,894
  *Gish Biomedical, Inc................................        1,300          6,622

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Glacier Bancorp, Inc.................................        2,013   $     32,711
  *Glacier Water Services, Inc.........................        1,200         27,600
  Gleason Corp.........................................        2,000         74,250
  *Gliatech, Inc.......................................        3,700         29,600
  *Global Industrial Technologies, Inc.................       16,300        301,550
  *Global Village Communication, Inc...................        8,400         29,662
  *Globalink, Inc......................................        2,700          9,450
  *Go Video, Inc.......................................        3,100          5,231
  *Golden Books Family Entertainment, Inc..............       13,000        146,250
  Golden Enterprises, Inc..............................        6,100         44,987
  Golden Poultry Co., Inc..............................        5,700         77,306
  *Good Guys, Inc......................................        6,800         39,950
  GoodMark Foods, Inc..................................        6,300        108,675
  *#Goodys Family Clothing.............................        8,100        186,806
  Gorman-Rupp Co.......................................        5,175         91,856
  *Gottschalks, Inc....................................        5,200         29,900
  *Government Technology Services, Inc.................        3,000         14,625
  Graco, Inc...........................................        8,600        240,800
  *Gradco Systems, Inc.................................        3,900         16,331
  Graham-Field Health Products, Inc....................        7,100         75,437
  *Grancare, Inc.......................................       11,800        109,150
  *Grand Casinos, Inc..................................       20,900        269,087
  Grand Premier Financial, Inc.........................        2,901         34,631
  Granite Construction, Inc............................        9,100        182,000
  Granite State Bankshares, Inc........................        1,200         21,075
  Graphic Industries, Inc..............................        4,800         52,500
  Gray Communications Systems, Inc.....................        1,100         20,625
  Great Southern Bancorp, Inc..........................        4,200         71,662
  *#Greate Bay Casino Corp.............................        4,467          6,421
  Greater Bay Bancorp..................................          179          5,202
  Greater New York Savings Bank NY.....................        6,700        128,975
  Green (A.P.) Industries, Inc.........................       11,100        102,675
  Green Mountain Power Corp............................        2,500         59,062
  *Greenbriar Corp.....................................        2,560         47,360
  Greenbrier Companies, Inc............................        7,100         79,875
  Greenfield Industries, Inc. DE.......................        8,200        212,175
  Greenwich Air Services, Inc. Class A.................        3,500        100,406
  Greenwich Air Services, Inc. Class B.................        2,200         63,662
  Grey Advertising, Inc................................          200         57,700
  *Greyhound Lines, Inc................................       35,000        146,562
  *Griffon Corp........................................       51,500        701,687
  *Grist Mill & Co.....................................        3,400         22,206
  *Ground Round Restaurants, Inc.......................        4,400          6,531
  *Group 1 Software, Inc...............................        3,000         22,125
  *Group Technologies Corp.............................        6,400          8,800
  *Grow Biz International, Inc.........................        2,900         30,812
  *Gryphon Holdings, Inc...............................        2,700         39,825
  Guaranty National Corp...............................        3,007         64,650
  *Guest Supply, Inc...................................        3,100         27,900
  Guilford Mills, Inc..................................       10,850        212,931
  *Guilford Pharmaceuticals, Inc.......................          400         10,050
  *Gulfmark Offshore, Inc..............................        3,000         57,750
  *Gulfsouth Medical Supply, Inc.......................       10,200        198,900
  *Gull Laboratories, Inc..............................        2,900         29,000
  *Gundle/SLT Environmental, Inc.......................        8,700         45,675
  *Gymboree Corp.......................................       12,600        313,425
  *HCIA, Inc...........................................        1,400         35,000
  *HD Vest, Inc........................................        2,200          9,075
  *HDS Network Systems, Inc............................        1,400          7,700
  *HEI, Inc............................................        2,000         11,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  HF Financial Corp....................................        1,200   $     23,550
  *HMG Worldwide Corp..................................        2,500          2,422
  HMI Industries, Inc..................................        5,400         31,387
  *HMN Financial, Inc..................................        2,200         48,675
  *HNC Software, Inc...................................          400         13,225
  *HPR, Inc............................................        2,000         32,125
  *HPSC, Inc...........................................        1,800         10,912
  *HS Resources, Inc...................................        7,900        114,550
  HUBCO, Inc...........................................       10,900        284,081
  *Ha-Lo Industries, Inc...............................        8,200        190,137
  Hach Co..............................................        5,725         88,380
  *Hadco Corp..........................................        5,200        312,325
  *Haemonetics Corp....................................       13,700        234,612
  Haggar Corp..........................................        4,300         57,781
  *Hahn Automotive Warehouse, Inc......................        2,163         17,034
  *Hain Food Group, Inc................................          500          2,328
  Halifax Corp.........................................        1,000          8,500
  *#Hallwood Group, Inc................................          950         25,650
  *Halsey Drug Co., Inc................................        5,600         25,200
  *Hammons (John Q.) Hotels, Inc. Class A..............        3,200         28,800
  *Hampshire Group, Ltd................................        1,400         21,262
  *Hampton Industries, Inc.............................        1,900         14,962
  Hancock Fabrics, Inc.................................       10,800        132,300
  Hancock Holding Co...................................        5,080        213,360
  *Handleman Co........................................       18,200        120,575
  Handy & Harman.......................................        5,300         88,112
  *Hanger Orthopedic Group, Inc........................        4,700         42,006
  *Harbinger Corp......................................        3,800        116,850
  *Harcor Energy, Inc..................................        9,500         57,297
  *Harding Lawson Associates Group, Inc................        5,000         34,375
  *#Harken Energy Corp.................................       51,900        246,525
  Harleysville Group, Inc..............................        8,100        292,612
  Harleysville National Corp PA........................          510         14,981
  Harmon Industries, Inc...............................        3,400         64,812
  *Harmonic Lightwaves, Inc............................        2,200         35,750
  *Harolds Stores, Inc.................................        2,199         20,341
  *Harris & Harris Group, Inc..........................        4,100         16,912
  Harris Savings Bank PA...............................        3,300         67,650
  *Harry's Farmers Market, Inc. Class A................        2,100          8,269
  *Hartmarx Corp.......................................       16,600        163,925
  *Harvard Industries, Inc.............................        2,600          1,706
  *Harvey Entertainment Co.............................        2,000         23,375
  Harvey's Casino Resorts..............................        4,900         82,687
  Haskel International, Inc............................        1,900         19,000
  Hastings Manufacturing Co............................          350          9,253
  *Hathaway Corp.......................................        1,600          4,200
  *Hauser, Inc.........................................        5,000         30,625
  Haven Bancorp, Inc...................................        2,200         74,800
  Haverfield Corp......................................          220          5,527
  Haverty Furniture Co., Inc...........................        4,400         51,975
  Haverty Furniture Co., Inc. Class A..................          200          2,325
  *Hawaiian Airlines, Inc..............................        2,000          8,125
  Hawkins Chemical, Inc................................        5,145         42,446
  *Hawthorne Financial Corp............................        1,300         14,625
  *Hays Wheels International, Inc......................        1,760         38,060
  *Health Management Systems, Inc......................        9,400         52,287
  *Health Management, Inc..............................        4,500          1,125
  *Health Power, Inc...................................        1,900          6,769
  *#Health Professionals, Inc..........................        1,250          1,875

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Health Risk Management, Inc.........................        1,600   $     18,800
  *Health-Chem Corp....................................        4,789          3,891
  *Healthcare Imaging Services, Inc....................        1,200          2,156
  *Healthcare Services Group, Inc......................        4,000         45,250
  *Healthdyne Information Enterprises, Inc.............       10,100         32,825
  *Healthdyne Technologies, Inc........................        9,272        137,921
  *Healthplan Services Corp............................        1,470         24,622
  *Healthy Planet Products, Inc........................          700          2,581
  *Heartland Express, Inc..............................       11,976        255,987
  *Heartland Wireless Communications, Inc..............        2,316          6,586
  *Heartport, Inc......................................        6,100        146,781
  *Heartstream, Inc....................................        1,400         11,200
  *Hechinger Co. Class A...............................       12,500         15,625
  *Hechinger Co. Class B...............................        4,300         13,437
  *Hecla Mining Co.....................................       30,600        175,950
  *#Hector Communications Corp.........................        1,200         11,325
  *Heftel Broadcasting Corp. Class A...................        1,100         54,175
  Heico Corp...........................................        2,080         46,280
  Heilig-Meyers Co.....................................       11,800        194,700
  *Hein-Werner Corp....................................        2,161         15,127
  *Heist (C.H.) Corp...................................        2,100         13,650
  Helix Technology Corp................................       14,800        593,850
  *Hello Direct, Inc...................................        1,000          6,437
  Henry Jack & Associates, Inc.........................        9,000        198,562
  Herbalife International, Inc.........................       16,000        330,000
  Heritage Financial Services, Inc.....................        3,600         97,200
  *Heritage Media Corp. Class A........................       22,800        416,100
  *Hexcel Corp.........................................        8,100        145,800
  *Hf Bancorp, Inc.....................................        1,400         18,900
  *Hi-Lo Automotive, Inc...............................        5,400         14,175
  *Hi-Shear Industries, Inc............................          500          1,250
  *Hi-Shear Technology Corp............................        1,300          7,312
  *Hi-Tech Pharmacal, Inc..............................        2,200         10,725
  *Hibbett Sporting Goods, Inc.........................        2,000         34,250
  *High Plains Corp....................................        7,900         27,650
  *Highway Master Communications, Inc..................        3,100         41,850
  Hilb Rogal Hamilton Co...............................        7,900        116,525
  *Hilite Industries, Inc..............................        1,900          7,006
  *Hirsch International Corp. Class A..................        2,500         57,969
  *Hitox Corp..........................................        2,500          8,906
  Hoenig Group, Inc....................................        4,400         23,375
  *Holiday RV Superstores, Inc.........................        3,000          5,719
  Holly Corp...........................................        4,100        102,500
  *Hollywood Casino Corp. Class A......................       14,700         51,909
  *Hollywood Entertainment Corp........................        8,100        162,000
  *Hologic, Inc........................................        6,400        152,400
  *Holopak Technologies, Inc...........................        2,500          7,187
  *Holophane Corp......................................        5,750        120,750
  Home Federal Bancorp.................................        1,350         36,281
  *Home Health Corp. of America........................        2,500         25,781
  Home Port Bancorp, Inc...............................          600         11,775
  *Home Products International, Inc....................        1,000          9,312
  *Home State Holdings, Inc............................        3,700          1,734
  *Homecorp, Inc.......................................          200          4,250
  *Homeowners Group, Inc...............................        1,700          3,241
  *Hondo Oil and Gas Co................................        6,900         62,962
  Hooper Holmes, Inc...................................        3,400         74,800
  Horizon Bancorp, Inc.................................          400         10,050
  Horizon Financial Corp...............................        3,953         60,036
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Horizon/CMS Healthcare Corp.........................        3,000   $     54,750
  *Hospital Staffing Services, Inc.....................        2,390          5,826
  *Hovnanian Enterprises, Inc. Class A.................       10,600         62,937
  *Hovnanian Enterprises, Inc. Class B.................        1,150          6,828
  Howell Corp..........................................        1,900         32,062
  Howell Industries, Inc...............................          100          3,487
  *Howtek, Inc.........................................        3,100          5,231
  Hudson Chartered Bancorp, Inc........................          500         14,000
  Hudson Foods, Inc. Class A...........................       16,800        266,700
  Hudson General Corp..................................          400         16,000
  *Hudson Technologies, Inc............................        2,200         21,519
  Huffy Corp...........................................        6,700         87,100
  Hughes Supply, Inc...................................        5,200        198,900
  *Hugoton Energy Corp.................................       16,900        189,069
  *Human Genome Sciences, Inc..........................        2,100         81,112
  Hunt (J.B.) Transport Services, Inc..................       14,200        213,887
  Hunt Manufacturing Co................................        5,200         97,500
  Huntco, Inc. Class A.................................        2,600         34,775
  *Hurco Companies, Inc................................        3,300         18,150
  *Hutchinson Technology, Inc..........................        8,100        222,244
  *Hycor Biomedical, Inc...............................        5,600         10,500
  *Hyde Athletic Industries, Inc. Class A..............        1,000          4,937
  *Hyde Athletic Industries, Inc. Class B..............        1,500          7,500
  Hydron Technologies, Inc.............................        9,000         13,078
  *Hyperion Software Corp..............................        8,500        153,531
  *I-Stat Corp.........................................        5,600        100,100
  *ICF Kaiser International, Inc.......................        8,800         20,900
  ICN Pharmaceuticals, Inc.............................       11,092        239,865
  ICO, Inc.............................................       10,120         50,284
  *ICOS Corp...........................................       26,700        214,434
  *ICU Medical, Inc....................................        4,500         39,656
  *IDEC Pharmaceuticals Corp...........................        9,000        201,937
  *IDEXX Laboratories, Inc.............................        5,500         78,031
  *IDM Environmental Corp..............................        1,200          2,400
  *IDT Corp............................................       16,000        127,000
  *IEC Electronics Corp................................        3,700         43,706
  *IFR Systems, Inc....................................        3,700         58,506
  *IGEN, Inc...........................................        8,200         50,994
  *IGI, Inc............................................        6,200         28,675
  *IHOP Corp...........................................        4,700        132,481
  *II-VI, Inc..........................................        3,200         61,600
  *ILC Technology, Inc.................................        1,800         20,250
  IMCO Recycling, Inc..................................        5,900        104,725
  *IMP, Inc............................................       13,200         23,100
  *IPC Information Systems, Inc........................        5,400         65,475
  *#IPL Systems, Inc. Class A..........................        1,800          1,828
  *IQ Software Corp....................................        2,300         21,562
  *ISB Financial Corp. LA..............................          900         19,912
  *ITC Learning Corp...................................        1,800          8,550
  *ITEQ, Inc...........................................        6,900         53,906
  *ITI Technologies, Inc...............................        4,500         72,281
  *ITT Educational Services, Inc.......................          750         16,969
  *#IVI Publishing, Inc................................        3,800         11,875
  *Ibah, Inc...........................................       10,700         41,462
  *Identix, Inc........................................       12,200        123,525
  *Ikos Systems, Inc...................................        4,100        100,450
  *#Illinois Superconductor Corp.......................        2,300         28,750
  *Image Entertainment, Inc............................        7,900         33,328
  *#Imatron, Inc.......................................       53,300        148,241
  *Imclone Systems, Inc................................       11,000         68,062

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Immucor, Inc........................................        4,000   $     34,750
  *Immulogic Pharmaceutical Corp.......................       10,100         39,769
  *Immune Response Corp. DE............................       13,600        114,750
  *#Immunogen, Inc.....................................        8,500         11,289
  *Immunomedics, Inc...................................       19,700        103,425
  *Imnet Systems, Inc..................................        2,400         60,000
  *Imo Industries, Inc.................................        8,600         25,800
  *Impact Systems, Inc.................................        4,000          5,250
  *Imperial Bancorp....................................       13,715        341,161
  *Imperial Credit Industries, Inc.....................        9,150        172,134
  *Imperial Holly Corp.................................        9,100        111,475
  *In Focus Systems, Inc...............................        5,300        137,469
  *In Home Health, Inc.................................        6,400          9,600
  *#Inacom Corp........................................        9,300        300,506
  *Inbrand Corp........................................        5,900        155,612
  *Incontrol, Inc......................................        8,500         80,219
  *Incstar Corp........................................        7,800         47,409
  *Incyte Pharmaceuticals, Inc.........................        5,100        332,775
  *Indenet, Inc........................................        8,500         12,219
  Independence Holding Co..............................        2,500         21,719
  Independent Bank Corp. MA............................       12,100        128,562
  Independent Bank East................................        1,653         45,354
  Indiana Energy, Inc..................................       10,300        245,912
  Indiana Federal Corp.................................        2,400         62,700
  *Individual, Inc.....................................        1,800         10,012
  Industrial Acoustics Co., Inc........................          200          1,825
  *Industrial Holdings, Inc............................        2,100         22,181
  *Industrial Scientific Corp..........................          700         13,737
  *Inference Corp. Class A.............................        1,400          6,125
  *Information Resource Engineering, Inc...............        2,700         36,281
  *Information Resources, Inc..........................       13,900        208,500
  *Infu-tech, Inc......................................          800          2,900
  Ingles Market, Inc. Class A..........................        4,900         70,437
  *Inhale Therapeutic Systems..........................        5,900        118,737
  *Innerdyne, Inc......................................       14,700         40,884
  *Innodata Corp.......................................        1,800          1,237
  *Innoserv Technologies, Inc..........................          200            394
  *Innovative Gaming Corp. of America..................        3,200         15,900
  #Innovex, Inc........................................        7,100        198,800
  *Inphynet Medical Management, Inc....................        7,900        170,837
  *Insight Enterprises, Inc............................        2,000         56,500
  *Insignia Financial Group, Inc. Class A..............        5,200         92,300
  *Insilco Corp........................................        4,700        178,012
  *Insite Vision, Inc..................................        6,500         40,219
  Insituform East, Inc.................................        1,700          4,728
  *Insituform Technologies, Inc. Class A...............       14,710         90,099
  *#Inso Corp..........................................        7,100        198,356
  Insteel Industries, Inc..............................        3,300         25,575
  Instron Corp.........................................        9,600        120,000
  *Insurance Auto Auctions, Inc........................        5,600         44,450
  Integon Corp.........................................        7,900         98,750
  *Integra Lifesciences Corp...........................       11,400         35,625
  *Integramed America, Inc.............................        3,600          5,062
  *Integrated Circuit Systems, Inc.....................        5,800        103,675
  Integrated Health Services, Inc......................       10,300        370,800
  *Integrated Orthopedics, Inc.........................        2,600         13,650
  *Integrated Process Equipment Corp...................        7,400        135,512
  *#Integrated Silicon Solution, Inc...................        8,800         86,075
  *Integrated Systems, Inc.............................       11,500        163,875
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Integrated Waste Services, Inc......................        2,400   $        750
  *Intellicall, Inc....................................        4,300         19,887
  *Intellidata Technologies Corp.......................       13,700         69,998
  *Intelligent Electronics, Inc........................       17,828         47,356
  *Intelligent Systems Corp............................          200            825
  *Inter-Tel, Inc......................................        6,500        102,375
  *Interactive Group, Inc..............................        1,100          7,631
  Intercargo Corp......................................        3,800         38,950
  *Intercel, Inc.......................................       16,500        222,750
  Interchange Financial Services Corp. Saddle Brook....        1,380         26,220
  *Interdigital Communications Corp....................       24,000        159,000
  *Interface Systems, Inc..............................        3,400         11,262
  Interface, Inc. Class A..............................        8,300        191,419
  *Interferon Sciences, Inc............................        3,975         32,545
  *Intergraph Corp.....................................       23,300        163,828
  *Interim Services, Inc...............................        3,336        130,104
  *Interlake Corp......................................       17,000         65,875
  *Interleaf, Inc......................................       10,000         13,750
  *Interlink Electronics...............................        2,200         14,437
  *Interlinq Software Corp.............................        2,900         11,373
  *Intermagnetics General Corp.........................        7,406        103,684
  *Intermedia Communications of Florida, Inc...........        8,100        242,494
  Intermet Corp........................................       12,600        173,250
  *International Alliance Services, Inc................        4,400         40,150
  International Aluminum Corp..........................        2,100         55,125
  *International Dairy Queen, Inc. Class A.............        6,900        159,131
  *International Imaging Materials, Inc................        4,400         77,000
  *International Lottery, Inc..........................        1,600         13,000
  International Multifoods Corp........................        9,000        254,250
  *International Remote Imaging Systems, Inc...........        3,000         12,375
  International Shipholding Corp.......................        3,375         57,797
  *International Technology Corp.......................        5,025         36,431
  *International Thoroughbred Breeders, Inc............        5,800         26,100
  *Interphase Corp.....................................        2,700         21,262
  Interpool, Inc.......................................       17,550        245,700
  *Interpore International.............................        3,500         16,187
  Interra Financial, Inc...............................        6,100        265,350
  *Interscience Computer Corp..........................        1,000            250
  *Intersolv, Inc......................................        9,900         97,144
  Interstate Johnson Lane, Inc.........................        2,300         44,850
  Interstate Power Co..................................        2,400         67,800
  *Intertan, Inc.......................................        5,700         21,375
  *Intervisual Books, Inc. Class A.....................        1,000          1,812
  *Intervoice, Inc.....................................        8,100         89,606
  Interwest Bancorp....................................        3,900        134,550
  *Investment Technology Group, Inc....................        8,100        182,250
  Investors Financial Services Corp....................          503         17,794
  Investors Financial Services Corp. Class A...........           96          3,396
  Investors Title Co...................................        1,400         20,475
  *Invivo Corp.........................................        1,600         15,200
  *#Ion Laser Technology, Inc..........................        2,900         23,200
  *Iridex Corp.........................................          800          4,800
  Iroquois Bancorp.....................................          400          8,200
  Irwin Financial Corp.................................        5,100        135,150
  Isco, Inc............................................       38,935        316,347
  *#Isis Pharmaceuticals, Inc..........................       14,100        221,194

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Isolyser Co., Inc...................................       20,010   $     78,789
  *Isomedix, Inc.......................................        3,600         56,250
  *Itron, Inc..........................................        6,700        177,969
  *Iwerks Entertainment, Inc...........................        5,824         26,208
  *J & J Snack Foods Corp..............................        4,400         63,250
  J & L Specialty Steel, Inc...........................       19,300        246,075
  *J. Alexander's Corp.................................        2,000         16,500
  *JDA Software Group, Inc.............................        3,200         88,200
  JLG Industries, Inc..................................       33,300        507,825
  *JMAR Industries, Inc................................        6,400         17,100
  *JP Foodservice, Inc.................................        3,100         89,706
  *JPE, Inc............................................        1,800         12,150
  JSB Financial, Inc...................................        4,000        174,000
  *#JTS Corp...........................................       31,300         44,994
  *Jabil Circuit, Inc..................................        2,000        117,125
  Jackpot Enterprises, Inc.............................        4,700         49,937
  *Jaclyn, Inc.........................................        1,000          4,250
  *Jaco Electronics, Inc...............................        1,973         13,318
  *Jacobs Engineering Group, Inc.......................       12,800        344,000
  #Jacobson Stores, Inc................................        2,900         26,644
  *Jalate, Ltd.........................................        1,000          2,625
  *Jan Bell Marketing, Inc.............................       14,300         32,175
  *Jason, Inc..........................................       10,087         63,044
  *#Jayhawk Acceptance Corp............................        1,000          1,625
  *Jean Philippe Fragrances, Inc.......................        4,350         25,556
  Jeffbanks, Inc.......................................        1,706         46,702
  Jefferies Group, Inc.................................        6,000        323,250
  Jefferson Bankshares, Inc............................       10,100        295,425
  Jefferson Savings Bancorp, Inc.......................        1,600         46,000
  *Jennifer Convertibles, Inc..........................        1,300          2,925
  John Alden Financial Corp............................       15,400        327,250
  *Johnson Worldwide Associates, Inc. Class A..........        6,700         83,331
  Johnston Industries, Inc.............................        6,000         41,250
  *Johnstown American Industries, Inc..................        4,900         26,031
  *Jones Intercable, Inc...............................        2,300         24,869
  *Jones Intercable, Inc. Class A......................       14,100        149,812
  *Jos. A. Bank Clothiers, Inc.........................        5,400         20,250
  *Jumbosports, Inc....................................       10,000         43,750
  Juno Lighting, Inc...................................        9,200        144,900
  *Just for Feet, Inc..................................       14,200        280,450
  *Just Toys, Inc......................................        1,600          2,050
  Justin Industries, Inc...............................       13,200        155,100
  *K & G Men's Center, Inc.............................        2,500         42,031
  K Swiss, Inc. Class A................................        1,600         21,200
  *K-Tron International, Inc...........................        6,200         80,600
  *K-V Pharmaceutical Co. Class A......................        3,200         51,600
  *K-V Pharmaceutical Co. Class B......................        1,800         29,025
  K2, Inc..............................................        8,300        239,663
  KCS Energy, Inc......................................        7,300        303,862
  *KLA-Tencor Corp.....................................       12,200        580,262
  *KLLM Transport Services, Inc........................        1,600         19,700
  *KTI, Inc............................................          200          1,612
  *Kaiser Ventures, Inc................................        9,700         92,756
  Kaman Corp. Class A..................................        8,600        117,712
  *Kaneb Services, Inc.................................       16,100         62,387
  Katy Industries, Inc.................................        4,100         64,062
  *Katz Digital Technologies, Inc......................        1,100          3,300
  *Katz Media Group Inc................................        3,400         18,275
  Kaydon Corp..........................................        6,900        342,412
  Kaye Group, Inc......................................        3,000         14,812
  Keithley Instruments, Inc............................        1,000          9,125
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Kelley Oil & Gas Corp...............................       64,600   $    153,425
  Kellwood Co..........................................       10,600        276,925
  *Kent Electronics Corp...............................       10,000        325,000
  *Kentucky Electric Steel, Inc........................        1,800          9,900
  Kentucky First Bancorp, Inc..........................          200          2,137
  *Kenwin Shops, Inc...................................          200            237
  *Kerr Group, Inc.....................................        2,400          5,700
  Kewaunee Scientific Corp.............................        1,500          9,281
  *#Key Energy Group, Inc..............................        5,200         85,800
  *Key Production Co., Inc.............................        5,800         55,100
  *Key Technology, Inc.................................        2,300         42,981
  *Key Tronic Corp.....................................       13,000         76,375
  *Keystone Consolidated Industries, Inc...............        4,600         41,400
  Keystone Heritage Group, Inc.........................        1,600         45,200
  Kimball International, Inc. Class B..................          500         19,656
  *Kimmins Corp........................................        3,400         12,537
  *Kinark Corp.........................................        3,000         10,125
  Kinetic Concepts, Inc................................       21,600        361,800
  *Kinnard Investment, Inc.............................        2,300         13,656
  *Kirby Corp..........................................       12,400        234,050
  *Kit Manufacturing Co................................          300          2,887
  Klamath First Bancorp, Inc...........................        6,100        112,087
  Knape & Vogt Manufacturing Co........................        2,900         46,400
  *Knickerbocker (L.L.) Co., Inc.......................        5,000         26,250
  *Knight Transportation, Inc..........................        2,500         57,812
  *Koala Corp..........................................        1,200         14,925
  Kollmorgen Corp......................................        4,900         64,312
  *#Koo Koo Roo, Inc...................................       19,324         77,900
  *Kopin Corp..........................................        5,500         75,625
  *Koss Corp...........................................        1,600         15,200
  *Kronos, Inc.........................................        4,100        107,625
  *Krug International Corp.............................        1,048          5,436
  *Krystal Co..........................................        4,900         24,500
  Kuhlman Corp.........................................        6,899        190,585
  *Kulicke & Soffa Industries, Inc.....................        9,700        327,981
  *#L.A. Gear, Inc.....................................       12,600         20,475
  *LAT Sportswear, Inc.................................          200            112
  LCS Industries, Inc..................................        1,700         26,775
  LSB Bancshares, Inc. NC..............................        2,525         49,553
  LSB Industries, Inc..................................        6,000         27,000
  LSI Industries, Inc..................................        5,767         86,505
  *LTX Corp............................................       17,500        108,281
  *LXR Biotechnology, Inc..............................        8,000         20,000
  *La Jolla Pharmceutical Co...........................        8,100         33,919
  La-Z-Boy, Inc........................................        9,100        312,812
  *LaBarge, Inc........................................        8,600         54,825
  Labone, Inc..........................................        6,500        116,187
  *#Laboratory Corp. of America Holdings, Inc..........       10,000         28,750
  Laclede Gas Co.......................................        8,200        177,325
  *Laclede Steel Co....................................        2,700         10,969
  LaCrosse Footwear, Inc...............................        3,000         36,750
  *Ladd Furniture, Inc.................................        3,566         46,804
  *Laidlaw Environmental Services, Inc.................       33,800         97,175
  *Lakeland Industries, Inc............................        1,000          3,656
  *Lamson & Sessions Co................................       10,200         79,050
  Lance, Inc...........................................       16,600        324,737
  *Lancer Corp.........................................        5,400        135,000
  *Lancit Media Productions, Ltd.......................        3,300         10,622
  *Landair Services, Inc...............................        2,900         40,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Landauer, Inc........................................        3,300   $     75,075
  *Landrys Seafood Restaurants, Inc....................       12,618        232,644
  *Landstar Systems, Inc...............................        6,400        170,800
  *Lasermaster Technologies, Inc.......................        7,120         13,795
  *Laserscope..........................................        5,900         36,875
  *#LaserSight Corporation.............................        4,100         28,828
  Lawson Products, Inc.................................        5,800        144,637
  Lawter International, Inc............................       24,800        285,200
  Lawyers Title Corp...................................        6,400        115,200
  *Layne Christensen Co................................        2,900         62,712
  *Lazare Kaplan International, Inc....................        5,100         82,875
  *Learning Co., Inc...................................       25,100        178,838
  Learonal, Inc........................................        4,300        116,100
  *Leasing Solutions, Inc..............................        4,100         61,500
  *Lechters, Inc.......................................       12,600         46,856
  *Lectec Corp.........................................        1,902         12,244
  *Legato Systems, Inc.................................        2,100         41,738
  Lennar Corp..........................................        9,700        254,625
  Lesco, Inc...........................................        5,225         92,744
  *Leslie Building Products, Inc.......................        3,200          5,300
  *Leslie's Poolmart...................................        3,774         54,015
  *Level 8 Systems, Inc................................          200          3,238
  *Level One Communications, Inc.......................        6,500        246,188
  *Levitz Furniture, Inc...............................       14,200         33,725
  Libbey, Inc..........................................        8,500        283,688
  Liberty Bancorp, Inc. Oklahoma.......................        4,700        235,881
  Liberty Homes, Inc. Class A..........................          200          2,000
  *Liberty Technologies, Inc...........................        1,900          6,413
  *Lidak Pharmaceuticals Class A.......................       16,900         37,497
  *Life Bancorp, Inc...................................        1,200         25,950
  *Life Medical Sciences, Inc..........................        3,900         19,013
  *Life Quest Medical, Inc.............................        1,000          4,875
  Life Re Corp.........................................        6,800        292,400
  Life Technologies, Inc...............................       11,500        317,688
  *Life USA Holdings, Inc..............................       10,400        125,450
  *Lifecore Biomedical, Inc............................        5,900         82,231
  *Lifeline Systems, Inc...............................        2,800         50,050
  *#Lifetime Hoan Corp.................................        3,462         25,965
  *Ligand Pharmaceuticals, Inc. Class B................        3,021         35,497
  Lillian Vernon Corp..................................        4,900         77,175
  Lilly Industry, Inc. Class A.........................       11,300        237,300
  *Lindal Cedar Homes, Inc.............................        4,482         18,348
  Lindberg Corp........................................        8,200         71,750
  Lindsay Manufacturer Co..............................        4,800        168,600
  *Liposome Co., Inc...................................        4,400        111,650
  Liqui Box Corp.......................................        2,500         84,375
  Litchfield Financial Corp............................        2,100         33,469
  *Littlefield, Adams & Co.............................          900          1,013
  *Littlefuse, Inc.....................................        5,000        256,563
  *Liuski International, Inc...........................        1,800          2,419
  *Living Centers of America, Inc......................        8,000        305,000
  *Lodgenet Entertainment Corp.........................        7,200         78,750
  *Loehmanns, Inc......................................        5,800         42,050
  *Logans Roadhouse, Inc...............................        1,000         23,375
  *#Logic Devices, Inc.................................        2,400          5,550
  *Logic Works, Inc....................................        4,500         31,641
  Logicon, Inc.........................................        6,900        346,725
  *Lojack Corp.........................................       10,100        116,150
  Lomak Petroleum, Inc.................................       11,400        202,350
  Lone Star Industries, Inc............................        4,800        190,800
  *Lone Star Technologies, Inc.........................       10,300        243,338
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Loronix Information Systems, Inc....................        2,200   $      7,150
  *Louis Dreyfus Natural Gas Corp......................       13,900        220,663
  Luby's Cafeterias, Inc...............................       12,000        232,500
  Lufkin Industries, Inc...............................        3,300         78,169
  Lukens, Inc. DE......................................        7,400        145,225
  *Lunar Corp..........................................        8,150        162,491
  *Lund International Holdings, Inc....................        2,200         23,100
  *#Luria (L.) & Son, Inc..............................        2,500          5,625
  *Lydall, Inc. DE.....................................        8,500        194,438
  *Lynch Corp..........................................        2,200        187,550
  *M-Wave, Inc.........................................        1,500          3,375
  *#M.H. Meyerson & Co., Inc...........................        2,500         12,344
  M/A/R/C, Inc.........................................        1,527         28,250
  MAF Bancorp, Inc.....................................        5,200        217,100
  *MAI Systems Corp....................................        4,700         22,031
  *MAIC Holdings, Inc..................................        4,216        160,208
  #MDC Holdings, Inc...................................        9,000         76,500
  MDU Resources Group, Inc.............................       11,400        276,450
  *MFRI, Inc...........................................        1,700         13,706
  *MGI Pharma, Inc.....................................       11,400         44,531
  *MI Schottenstein Homes, Inc.........................        4,500         49,500
  *MK Gold Corp........................................        7,800         13,406
  *MLX Corp............................................        1,000         15,031
  MMI Companies, Inc...................................        5,600        133,000
  *MRS Technology, Inc.................................        3,300          3,455
  *#MRV Communications, Inc............................       10,300        253,638
  *MS Carriers, Inc....................................        8,900        184,119
  *MTI Technology Corp.................................        5,900         26,919
  MTS Systems Corp.....................................        4,200        107,888
  MYR Group, Inc.......................................        1,200         17,400
  MacDermid, Inc.......................................        4,100        183,219
  *MacFrugals Bargain Close-outs, Inc..................       13,100        389,725
  *Macheezmo Mouse Restaurants, Inc....................        1,500            820
  MacNeal-Schwendler Corp..............................        6,700         68,675
  *Macromedia, Inc.....................................       17,600        177,100
  Madison Gas & Electric Co............................        7,850        158,963
  *Magainin Pharmaceuticals, Inc.......................       14,900        109,888
  *Magellan Health Services, Inc.......................        6,000        163,500
  Magna Bancorp........................................        6,000        140,625
  *Magnetek, Inc.......................................       12,800        224,000
  *Magnetic Technologies Corp..........................        1,100          3,781
  *Magnum Hunter Resources, Inc........................        6,800         37,400
  *Mail Boxes, Etc.....................................        5,600        130,200
  *Mail-Well, Inc......................................        1,400         45,150
  *Main Street & Main, Inc.............................        1,450          3,172
  Maine Public Service Co..............................          700          8,269
  Mainstreet Bankgroup, Inc............................        5,000        108,125
  *Mallon Resources Corp...............................        2,200         18,975
  *Managed Care Solutions, Inc.........................        2,366          7,985
  *Manatron, Inc.......................................        1,102          1,997
  *Manhattan Bagel Co., Inc............................        3,700         25,669
  Manitowoc Co., Inc...................................        5,800        259,550
  *Manugistic Group, Inc...............................        5,400        349,650
  *Mapinfo Corp........................................        3,300         36,713
  *Marcam Corp.........................................        5,100         63,113
  Marcus Corp..........................................       11,450        280,525
  *Marine Drilling Companies, Inc......................       16,000        321,000
  *Mariner Health Group, Inc...........................       14,500        173,094
  *Marisa Christina, Inc...............................        3,300         31,350
  Maritrans, Inc.......................................        7,700         56,788
  *Mark VII, Inc.......................................        1,800         54,225

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Markel Corp.........................................        2,700   $    325,013
  *Marker International................................        8,100         35,438
  *Marlton Technologies, Inc...........................        2,200          7,700
  Marsh Supermarkets, Inc. Class A.....................        1,600         21,400
  Marsh Supermarkets, Inc. Class B.....................        1,900         25,294
  *Marshall Industries.................................        8,500        309,188
  *Martek Biosciences Corp.............................        6,700        113,063
  *Marten Transport, Ltd...............................        2,800         35,700
  *#Marvel Entertainment Group, Inc....................        1,000          2,250
  Maryland Federal Bancorp.............................        1,260         47,880
  Massbank Corp. Reading, MA...........................        1,000         41,938
  *Matec Corp. DE......................................        1,100          4,984
  *Material Sciences Corp..............................       10,200        142,800
  *Mathsoft, Inc.......................................        3,900         10,725
  *Matlack Systems, Inc................................        7,500         55,313
  *Matria Healthcare, Inc..............................       14,300         64,350
  *Matrix Pharmaceutical, Inc..........................       10,600         73,538
  *Matrix Service Co...................................        4,700         39,656
  Matthews International Corp. Class A.................        3,400        115,175
  *Matthews Studio Equipment Group.....................        2,500          7,891
  *Mattson Technology, Inc.............................        7,100         74,994
  *Maverick Tube Corp..................................        3,300         99,206
  *Max & Ermas Restaurants, Inc........................        2,037         12,859
  *Maxco, Inc..........................................        1,900         13,419
  *Maxicare Health Plans, Inc..........................        8,800        209,550
  *Maxim Group, Inc....................................        8,000         91,500
  *Maxwell Technologies, Inc...........................        2,900         57,275
  *Maxxam, Inc.........................................        3,800        167,200
  *Maxxim Medical, Inc.................................        6,600         96,525
  *Maynard Oil Co......................................        2,400         33,600
  *Mays (J.W.), Inc....................................          200          1,900
  *McClain Industries, Inc.............................          266          1,180
  McDonald & Co. Investment, Inc.......................        4,500        172,688
  *McFarland Energy, Inc...............................        2,200         28,463
  McGrath Rent Corp....................................        7,300        132,313
  *McWhorter Technologies, Inc.........................        5,200        114,400
  *Measurement Specialties, Inc........................        1,400          5,425
  *Mecklermedia Corp...................................        4,200         80,850
  *Medalliance, Inc. Liquidating Trust Escrow..........        3,800              0
  *Medaphis Corp.......................................       18,100        144,234
  *Medar, Inc..........................................        4,400         25,300
  *Medarex, Inc........................................        8,600         54,825
  *Medcath, Inc........................................          500          7,500
  *Medco Research, Inc.................................        5,300         43,725
  Medford Savings Bank MA..............................        2,300         62,675
  *Media 100, Inc......................................        5,800         33,713
  *Media Arts Group, Inc...............................        5,900         25,628
  *#Media Logic, Inc...................................        2,400          7,350
  *Medic Computer Systems, Inc.........................        6,100        105,606
  *Medical Action Industries, Inc......................        3,200         10,100
  *Medical Graphics Corp...............................        1,000          4,125
  *Medical Resources, Inc..............................        9,050        125,569
  *Medicalcontrol, Inc.................................        1,500          5,625
  *Medicore, Inc.......................................        2,200          5,638
  *Medicus Systems Corp................................        3,200         18,200
  *Medimmune, Inc......................................       10,800        168,075
  *Mediq, Inc..........................................       10,100         74,488
  *Medplus, Inc........................................        3,000         18,188
  *Medquist Inc........................................        5,900        153,400
  *Medstone International, Inc.........................        2,800         21,700
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Medusa Corp..........................................        8,100   $    312,863
  *Mego Financial Corp.................................        3,600         23,850
  *Melamine Chemicals, Inc.............................        3,300         38,775
  *Mens Warehouse, Inc.................................       10,500        349,125
  Mentor Corp. MN......................................       12,400        324,725
  *Mentor Graphics Corp................................       16,100        121,756
  Mercer International, Inc............................        5,200         59,475
  Merchants Bancorp, Inc...............................          500         18,813
  Merchants Bancshares, Inc............................        1,300         25,675
  Merchants Group, Inc.................................        1,300         24,863
  Merchants New York Bancorp, Inc......................          400         15,525
  #Mercury Air Group, Inc..............................        3,700         23,125
  *Mercury Interactive Corp............................       14,000        246,750
  *Meridian Data, Inc..................................        4,800         19,950
  Meridian Diagnostics, Inc............................        7,100         60,350
  *#Meridian Gold, Inc.................................       29,300        146,500
  Meridian Insurance Group, Inc........................        2,700         40,163
  *Meridian Medical Technology, Inc....................        2,400         11,700
  *Meridian Sports, Inc................................        3,200          4,500
  *#Merisel, Inc.......................................       11,900         21,197
  *Merit Medical Systems, Inc..........................        3,500         25,813
  *Merix Corp..........................................        2,400         38,400
  Merrill Corp.........................................        3,550        114,931
  Merrimac Industries, Inc.............................          600          6,975
  *Mesa Air Group, Inc.................................       22,100        111,191
  *Mesa Labs, Inc......................................        2,200         13,475
  *#Mesa, Inc..........................................       33,000        181,500
  *Mesaba Holdings, Inc................................        6,400         94,400
  *Mestek, Inc.........................................        4,200         81,900
  *Met-Coil Systems Corp...............................        1,000          2,156
  Met-Pro Corp.........................................       11,175        164,831
  *Metal Management, Inc...............................        3,921         34,554
  *Metatec Corp. Class A...............................        5,300         16,231
  Methode Electronics, Inc. Class A....................       16,500        274,313
  Methode Electronics, Inc. Class B....................          500          8,313
  *Metra Biosystems, Inc...............................        3,000         14,625
  *#Metricom, Inc......................................        6,700         54,019
  *Metrocall, Inc......................................       14,464         70,512
  *Metrologic Instruments, Inc.........................        2,600         46,963
  *#Metrotrans Corp....................................        1,600         15,000
  Metrowest Bank MA....................................        6,500         35,344
  *Michael Anthony Jewelers, Inc.......................        4,100         13,325
  Michael Foods, Inc...................................       12,891        182,891
  *Michaels Stores, Inc................................       15,200        299,250
  *Micrel, Inc.........................................        1,700         89,250
  *Micrion Corp........................................        2,000         33,875
  *Micro Bio-Medics, Inc...............................        2,100         41,475
  *Micro Linear Corp...................................        6,200        124,000
  *Micro Warehouse, Inc................................       17,200        295,625
  *Microage, Inc.......................................        7,250        130,953
  *Microdyne Corp......................................        6,000         35,250
  *Microfluidics International Corp....................        1,000          1,969
  *Micrografx, Inc.....................................        5,000         33,750
  *Microlog Corp.......................................        1,500          8,813
  *Micronics Computers, Inc............................        6,000         17,250
  *Micros Systems, Inc.................................        3,100        122,450
  *Micros to Mainframes, Inc...........................        1,800          6,750
  *Microsemi Corp......................................        4,000         52,000
  *Microtel International, Inc.........................        1,960          5,513
  *Microtest, Inc......................................        5,800         24,288
  *Microtouch Systems, Inc.............................        3,800         95,475
  *Microwave Power Dynamics, Inc.......................        7,500         22,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Mid Am, Inc..........................................       10,306   $    181,643
  Mid America Banccorp.................................        5,192        108,383
  *Midcom Communications, Inc..........................        1,000          7,438
  Midconn Bank Kensington, CT..........................          900         21,094
  *Middleby Corp.......................................        1,900         18,169
  Middlesex Water Co...................................        2,300         38,381
  *Midisoft Corp.......................................        1,800          2,081
  Midland Co...........................................        1,100         51,288
  *Midwest Express Holdings, Inc.......................        1,050         33,338
  *Midwest Grain Products, Inc.........................        4,400         51,150
  Mikasa, Inc..........................................        9,700        115,188
  *Mikohn Gaming Corp..................................        6,400         27,200
  *Millennium Pharmaceuticals, Inc.....................        3,600         61,650
  *Miller Building Systems, Inc........................        1,600         12,200
  *Miller Industries, Inc..............................       18,800        307,850
  *Miltope Group, Inc..................................       11,000         39,188
  *Mindspring Enterprises, Inc.........................        1,700         16,256
  Mine Safety Appliances Co............................        1,900        118,038
  Minntech Corp........................................        3,700         45,788
  Minuteman International, Inc.........................        1,000          9,250
  Mississippi Chemical Corp............................       15,242        346,756
  *Mitcham Industries, Inc.............................        2,200         18,563
  *Mity-Lite, Inc......................................        1,600         20,900
  Mobile Gas Service Corp..............................        2,000         53,250
  *Mobile Mini, Inc....................................        2,600          9,588
  *Mobile Telecommunications Technologies Corp.........       26,800        326,625
  Modern Controls, Inc.................................        4,300         51,600
  *Modtech, Inc........................................          800          9,750
  *Mohawk Industries, Inc..............................        8,400        176,925
  *Molecular Biosystems, Inc...........................        8,800         81,400
  *Molecular Dynamics, Inc.............................        5,000         71,875
  *Molten Metal Technology, Inc........................       13,800         97,463
  *Monaco Coach Corp...................................        2,100         46,463
  *Monaco Finance, Inc. Class A........................        2,300          3,091
  *Monarch Casino and Resort, Inc......................        5,800         17,763
  Monarch Machine Tool Co..............................        1,400         10,500
  *Mondavi (Robert) Corp. Class A......................        3,700        164,419
  *Monro Muffler Brake, Inc............................        3,757         70,913
  *Monroc, Inc.........................................        1,700         16,044
  *#Monterey Pasta Co..................................        3,400          6,906
  *Moog, Inc. Class A..................................        2,700         67,838
  *Moore Medical Corp..................................        2,100         23,625
  *Moore Products Co...................................        1,600         36,200
  *Moovies, Inc........................................        5,700         32,597
  Morgan Keegan, Inc...................................       10,200        183,600
  *Morgan Products, Ltd................................        5,100         45,263
  *Morningstar Group, Inc..............................        7,200        189,450
  Morrison Fresh Cooking, Inc..........................        3,025         15,125
  Morrison Health Care, Inc............................        4,033         65,536
  *Morrison Knudsen Corp...............................       25,000        315,625
  *#Morrow Snowboards, Inc.............................        1,000          3,938
  *Morton's Restaurant Group, Inc......................        3,200         53,200
  *Mosaix, Inc.........................................        4,700         65,213
  *Moscom Corp.........................................        3,400         14,875
  Mosinee Paper Corp...................................        7,800        209,138
  *Mossimo, Inc........................................       13,500        114,750
  *Mother's Work, Inc..................................        1,200          9,150
  *Motivepower Industries, Inc.........................        8,500        118,469
  *Motor Car Parts & Accessories, Inc..................        2,400         40,200
  *Motor Club of America...............................          700          9,669
  Movado Group, Inc....................................        1,500         33,563
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Movie Gallery, Inc..................................       10,000   $     65,625
  *Moviefone, Inc. Class A.............................        2,200         15,538
  Mueller (Paul) Co....................................        2,200         78,375
  *Mueller Industries, Inc.............................       14,200        566,225
  *Multi Color Corp....................................        1,000          6,375
  *#Multicare Companies, Inc...........................       15,100        375,613
  *Musicland Stores Corp...............................       17,100         34,200
  *Mutual Savings Bank FSB Bay City, MI................        1,700         13,919
  *Mycogen Corp........................................       16,900        395,038
  Myers Industries, Inc................................        8,500        148,750
  *Mylex Corp..........................................       10,500        105,656
  *Mysoftware Co.......................................        1,000          2,125
  *N & F Worldwide Corp................................        1,500         11,625
  *NAB Asset Corp......................................          150            450
  NAB Asset Corp. Liquidating Trust....................          200             60
  *NABI, Inc...........................................       17,300        122,181
  NAC RE Corp..........................................        3,500        139,563
  *NAI Technologies, Inc...............................        4,087         21,968
  NBT Bancorp..........................................        3,446         71,505
  *NBTY, Inc...........................................        9,300        216,225
  NCH Corp.............................................        3,900        253,988
  *NCI Building Systems, Inc...........................        4,800        138,900
  NL Industries, Inc...................................       25,600        326,400
  NN Ball & Roller, Inc................................       10,800        128,250
  *NPC International, Inc..............................       12,300        144,525
  *NPS Pharmaceuticals, Inc............................        7,200         74,700
  *NS Group, Inc.......................................        6,900         48,300
  *NSA International, Inc..............................        2,400          4,350
  NSC Corp.............................................        5,700         10,331
  *NTL, Inc............................................        5,000        114,063
  *#NTN Communications, Inc............................       12,400         34,875
  NUI Corp.............................................        5,500        120,313
  NYMAGIC, Inc.........................................        7,600        147,250
  Nacco Industries, Inc. Class A.......................        4,050        206,044
  *Nanometrics, Inc....................................        4,000         28,125
  *Nantucket Industries, Inc...........................        1,200          1,800
  *Napco Security Systems, Inc.........................        4,850         24,553
  Nash Finch Co........................................        4,700         92,825
  *Nashua Corp.........................................        3,800         44,175
  *Nathans Famous, Inc.................................        1,900          5,819
  *National Auto Credit, Inc...........................       18,560        180,960
  National Bancorp of Alaska, Inc......................        2,200        174,350
  *National Beverage Corp..............................        9,200        105,225
  *National City Bancorp...............................        3,590         74,052
  National City Bankshares, Inc........................        3,252        119,308
  National Computer Systems, Inc.......................        7,600        193,800
  *National Dentex Corp................................        3,000         51,750
  *National Education Corp.............................       17,800        373,800
  *National Energy Group, Inc..........................       17,670         56,323
  National Gas & Oil Co................................        6,652         58,621
  *National Home Centers, Inc..........................        3,000          5,344
  *National Home Health Care Corp......................        1,054          6,192
  *National Instruments Corp...........................        1,500         49,406
  National Insurance Group.............................        2,600         18,038
  *National Media Corp.................................       11,700         86,288
  *National Mercantile Bancorp.........................          200            300
  *National Patent Development Corp....................        6,580         48,116
  National Penn Bancshares, Inc........................        2,525         75,119
  *National Picture and Frame Co.......................        4,500         49,219
  National Presto Industries, Inc......................        3,700        139,675
  *National Record Mart, Inc...........................        1,900          2,939

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *National RV Holdings, Inc...........................        3,100   $     47,081
  National Sanitary Supply Co..........................          200          2,725
  *National Standard Co................................        6,500         45,500
  *National Steel Corp. Class B........................       10,500        141,750
  National Technical Systems, Inc......................        3,400         13,069
  *National Techteam, Inc..............................        7,400        182,225
  *National Vision Association, Ltd....................       10,200         52,913
  *National Western Life Insurance Co. Class A.........        1,000         88,625
  *Natural Alternatives International, Inc.............        3,400         24,438
  *Natural Microsystems Corp...........................        5,000        122,813
  *Natural Wonders, Inc................................        3,000         13,031
  Natures Sunshine Products, Inc.......................       10,159        170,163
  *Navarre Corp........................................        3,400          9,456
  *Navigators Group, Inc...............................        3,200         55,800
  Nelson (Thomas), Inc.................................        8,600         89,225
  *Neogen Corp.........................................        2,700         19,406
  *Neoprobe Corp.......................................       10,300        154,500
  *Neorx Corp..........................................        9,125         39,352
  *Neose Technologies, Inc.............................        1,200         15,675
  *Netcom On-Line Communication Services, Inc..........        2,900         41,144
  *Netframe Systems, Inc...............................        6,900          7,331
  *Netmanage, Inc......................................       22,500         78,750
  *Netrix Corp.........................................        4,700          9,547
  *Network Computing Devices, Inc......................        8,400        107,100
  *Network Equipment Technologies, Inc.................       10,400        179,400
  *Network Imaging Corp................................       11,600         23,381
  *Network Peripherals, Inc............................        6,000         57,938
  *Network Six, Inc....................................          275            438
  *Neurex Co...........................................       10,400        151,450
  *Neurobiological Technologies, Inc...................          800          1,825
  *Neurogen Corp.......................................        7,100        134,013
  *Neuromedical Systems, Inc...........................       10,200         67,894
  *New Brunswick Scientific Co., Inc...................        2,541         17,628
  New England Business Services, Inc...................        6,500        189,313
  New England Community Bancorp, Inc. Class A..........        1,200         19,725
  New Hampsire Thrift BancShares, Inc..................          200          2,963
  *New Horizons Worldwide, Inc.........................        3,400         33,575
  New Jersey Resources Corp............................        9,100        283,238
  *New Jersey Steel Corp...............................        2,300         15,238
  *New Mexico & Arizona Land Co........................        1,700         24,650
  *New World Power Corp................................        1,000            297
  New York Bancorp, Inc................................        8,500        278,375
  Newcor, Inc..........................................        2,300         19,406
  Newmil Bancorp, Inc..................................        3,500         34,125
  *Newpark Resources, Inc..............................        6,500        341,250
  #Newport Corp........................................        6,800         80,325
  *Nexstar Pharmaceuticals, Inc........................        4,396         46,982
  *Nexthealth, Inc.....................................        3,400          6,163
  *Nichols Research Corp...............................        5,450        104,913
  Nitches, Inc.........................................          785          4,367
  *Nobility Homes......................................        1,500         18,938
  *Noel Group, Inc.....................................        8,000         29,750
  Noland Co............................................          200          4,875
  *Noodle Kidoodle, Inc................................        3,800         13,775
  *Nord Resources Corp.................................       10,400         29,900
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Norland Medical System, Inc.........................          400   $      3,475
  Norrell Corp.........................................        6,500        209,625
  *Norstan, Inc........................................        4,600         68,425
  *Nortek, Inc.........................................        5,000        116,250
  North American Mortgage Co...........................        7,000        140,875
  North Carolina Natural Gas Corp......................        3,200         98,800
  Northern Technologies International..................        1,700         14,344
  *Northfield Laboratories, Inc........................        7,000         69,125
  #Northland Cranberries, Inc. Class A.................        7,100         91,856
  *Northstar Health Services, Inc......................        1,000          2,313
  Northwest Natural Gas Co.............................       11,250        272,109
  *Northwest Teleproductions, Inc......................          200            788
  Northwestern Public Service Co.......................        9,000        176,625
  *Northwestern Steel & Wire Co........................       17,500         42,109
  *Norton McNaughton, Inc..............................        6,000         31,125
  Norwest Corp.........................................            0              1
  Norwich Financial Corp...............................        2,400         47,400
  *Norwood Promotional Products, Inc...................        2,200         32,038
  *Novacare, Inc.......................................       32,900        415,363
  *Novadigm, Inc.......................................        3,100         16,469
  *Novametrix Medical Systems, Inc.....................        6,100         32,597
  *Novavax, Inc........................................        8,700         32,081
  *Noven Pharmaceuticals, Inc..........................        9,900         77,344
  *Novitron International, Inc.........................        1,300          3,088
  *Nu Horizons Electronics Corp........................        4,400         38,225
  *Nu-Kote Holding, Inc. Class A.......................       17,600         46,200
  *Nuclear Metals, Inc.................................       13,000        212,063
  *Numar Corp..........................................        4,100         80,463
  Numerex Corp. Class A................................        2,000          9,938
  *Nutramax Products, Inc..............................        3,300         38,569
  *Nview Corp..........................................        3,000          7,031
  *O'Charleys, Inc.....................................        4,100         57,656
  *O'Reilly Automotive, Inc............................        5,200        187,200
  O'Sullivan Corp......................................        9,400         84,600
  *O'Sullivan Industries Holdings, Inc.................        8,400        131,250
  *O.I. Corp...........................................        1,600          7,400
  *#ODS Networks, Inc..................................        8,200        132,738
  *OEC Medical Systems, Inc............................        6,600        110,550
  *OHM Corp............................................       13,500        108,000
  OM Group, Inc........................................        9,300        292,950
  *OMI Corp............................................       21,300        205,013
  *OTR Express, Inc....................................          200            800
  *Oacis Healthcare Holdings Corp......................        3,500         19,906
  *Oak Hill Sportswear Corp............................          800          1,175
  *Oak Industries, Inc.................................        9,200        227,700
  *Oak Technology, Inc.................................       10,000         94,375
  *Oceaneering International, Inc......................       11,900        202,300
  *Odetics, Inc. Class A...............................          300          3,600
  *#Odwalla, Inc.......................................        2,500         32,969
  *Offshore Logistics, Inc.............................        9,800        177,013
  Oglebay Norton Co....................................        2,200         96,800
  Oil-Dri Corp. of America.............................        4,000         61,500
  *Old America Stores, Inc.............................        1,800          7,538
  *Old Dominion Freight Lines, Inc.....................        7,200         91,800
  *Olympic Steel, Inc..................................       10,000        165,000
  *Omega Environmental, Inc............................       18,065          8,468
  Omega Financial Corp.................................        3,150        103,950
  *#Omni Multimedia Group, Inc.........................        1,500          1,688
  *On Assignment, Inc..................................        2,600         98,800
  *On Technology Corp..................................        1,700          6,056
  OnbanCorp, Inc.......................................        6,200        291,788
  *Oncogene Science, Inc...............................       12,600         80,325

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Oncor, Inc..........................................       11,800   $     47,200
  *One Price Clothing Stores, Inc......................        5,200         22,100
  Oneida, Ltd..........................................        4,900        116,988
  *Oneita Industries, Inc..............................        2,700          2,194
  *Onyx Acceptance Corp................................          200          1,575
  *Opinion Research Corp...............................        1,700          6,428
  *Opta Food Ingredients, Inc..........................        9,000         70,313
  *Opti, Inc...........................................        6,300         32,878
  Optical Coating Laboratory, Inc......................        6,900         72,450
  *Option Care, Inc....................................        5,300         32,794
  Orange & Rockland Utilities, Inc.....................        6,800        215,900
  Orange Co., Inc......................................        4,800         37,200
  *Oravax, Inc.........................................        2,300          7,188
  *Orbit International Corp............................        2,400          4,575
  *Orbital Sciences Corp...............................       16,900        279,906
  *Orcad, Inc..........................................          300          2,756
  *Oregon Metallurgical Corp...........................        8,500        218,875
  Oregon Steel Mills, Inc..............................       12,800        240,000
  *#Organogenesis, Inc.................................        8,875        166,406
  *Oriole Homes Corp. Class A Convertible..............          800          5,900
  *Oriole Homes Corp. Class B..........................        1,000          7,000
  *Oroamerica, Inc.....................................        2,500         12,188
  *Orphan Medical, Inc.................................          285          1,692
  *Ortel Corp..........................................        5,500         75,625
  *#Orthodontic Centers of America, Inc................        4,400         73,425
  *Orthologic Corp.....................................       14,800         87,875
  Oshkosh B'Gosh, Inc. Class A.........................        6,200        106,175
  Oshkosh B'Gosh, Inc. Class B.........................          600         11,775
  Oshkosh Truck Corp. Class B..........................        3,800         51,775
  *Oshman's Sporting Goods, Inc........................        2,900         13,503
  *Osmonics, Inc.......................................        7,100        116,263
  *Osteotech, Inc......................................        3,900         35,100
  *#Ostex International, Inc...........................        7,100         14,422
  Otter Tail Power Co..................................        5,600        170,800
  Outboard Marine Corp.................................       17,900        264,025
  *Outlook Group Corp..................................        1,800          8,100
  Overseas Shipholding Group, Inc......................       11,200        211,400
  Owens & Minor, Inc...................................       16,000        202,000
  Owosso Corp..........................................        3,600         27,675
  Oxford Industries, Inc...............................        4,400        106,150
  *Oxigene, Inc........................................        2,300         76,475
  *#Oxis International, Inc............................        8,400          7,219
  *P&F Industries, Inc. Class A........................        1,300          7,109
  *P-Com, Inc..........................................        8,400        269,850
  *PAM Transportation Services, Inc....................        2,500         18,594
  *PC Quote, Inc.......................................        3,600          4,725
  PCA International, Inc...............................        3,400         62,475
  *PDT, Inc............................................        6,200        175,150
  *#PHP Healthcare Corp................................        5,200         78,650
  *PICO Holdings, Inc..................................        7,909         32,625
  *PLM International, Inc..............................        5,100         28,688
  *PMR Corp............................................        2,400         43,200
  *PMT Services, Inc...................................       16,600        263,525
  *PPT Vision, Inc.....................................        2,700         21,263
  *PRI Automation, Inc.................................        7,200        276,300
  PS Group Holdings, Inc...............................        3,000         39,000
  *PSC, Inc............................................        5,600         37,100
  *PST Vans, Inc.......................................        1,300          3,819
  PXRE Corp............................................        7,820        211,140
  *Pacific Crest Capital, Inc..........................        1,060         13,250
                                                            SHARES           VALUE+
                                                         ------------  ------------

  Pacific Scientific Co................................        6,100   $     81,588
  *Pacific Sunwear of California, Inc..................        4,000        145,500
  *Pages, Inc..........................................        1,700          3,028
  *Palatin Technologies, Inc...........................          250            363
  Palfed, Inc..........................................        2,000         32,750
  *Palm Harbor Homes, Inc..............................        3,500         97,781
  *Palmer (Arnold) Golf Co.............................        1,600          7,200
  *Palmer Wireless, Inc. Class A.......................        1,300         20,719
  *Pamida Holdings Corp................................        4,000         11,500
  Pamrapo Bancorp, Inc.................................        1,300         25,838
  *Panaco, Inc.........................................        5,000         19,844
  Pancho's Mexican Buffet, Inc.........................        5,000          8,750
  *Par Technology Corp.................................        7,500         73,125
  *Paracelsus Healthcare Corp..........................        3,300         13,613
  *Paragon Trade Brands, Inc...........................        6,100         98,363
  *Parallel Petroleum Corp.............................        8,700         39,694
  *Parcplace-Digitalk, Inc.............................        4,600          5,750
  *Paris Corp..........................................          200            375
  Park Electrochemical Corp............................        5,600        140,700
  Park National Corp...................................        1,200         75,150
  *Park-Ohio Industries, Inc...........................        6,634         85,827
  *Parker Drilling Co..................................       34,200        329,175
  *#Parkervision, Inc..................................        5,500         90,063
  Parkvale Financial Corp..............................        1,952         54,168
  *Parlux Fragrances, Inc..............................        8,100         22,275
  *Patina Oil & Gas Corp...............................        3,134         27,423
  Patrick Industries, Inc..............................        3,000         42,188
  *Patterson Dental Co.................................       10,200        349,350
  *#Patterson Energy, Inc..............................        2,370         85,024
  *Paul Harris Stores, Inc.............................        6,300        110,250
  *Paul-Son Gaming Corp................................        1,000         13,563
  *Paxar Corp..........................................       29,932        576,191
  *Paxson Communications Corp..........................       24,300        246,038
  *Payless Cashways, Inc...............................       15,900         25,838
  *Peak Technologies Group, Inc........................        4,600         82,513
  *Pediatric Services of America, Inc..................        3,500         69,344
  Peerless Manufacturing Co............................          200          2,038
  *Penederm, Inc.......................................        3,600         40,050
  Penn Engineering & Manufacturing Corp. Class A.......          600         13,688
  Penn Engineering & Manufacturing Corp. Non-voting....        7,500        148,125
  *Penn National Gaming, Inc...........................        6,700        119,344
  *#Penn Traffic Co....................................        6,300         46,463
  *Penn Treaty American Corp...........................        3,800        103,550
  Penn Virginia Corp...................................        4,100        198,338
  Penn-America Group, Inc..............................        2,850         43,106
  Pennfed Financial Services, Inc......................        2,100         50,925
  Pennsylvania Enterprises, Inc........................        4,800        118,800
  *Penske Motorsports, Inc.............................          600         19,050
  *Pentech International, Inc..........................        4,100          8,200
  Penwest, Ltd.........................................        3,200         62,000
  Peoples Bancorp......................................          200          4,450
  Peoples Bancshares, Inc. Massachusetts...............        1,000         13,000
  *Peoples Choice TV Corp..............................        6,350          8,930
  Peoples Heritage Financial Group, Inc................       10,800        356,400
  Peoples Savings Financial Corp.......................          900         30,150
  *Peoples Telephone Co., Inc..........................        8,050         27,672
  *Perceptron, Inc.....................................        3,550         99,622
  *Performance Food Group Co...........................        5,800        119,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Perfumania, Inc.....................................        3,900   $     14,625
  *Perini Corp.........................................        2,800         20,125
  *Periphonics Corp....................................        2,500         45,781
  *Perseptive Biosystems, Inc..........................       10,700         67,209
  *Personnel Group of America, Inc.....................       10,800        328,050
  *Petco Animal Supplies, Inc..........................        9,304        249,464
  *Petrocorp, Inc......................................        4,300         37,088
  *Petroleum Development Corp..........................        5,200         25,756
  Petroleum Heat & Power Co., Inc. Class A.............       11,500         41,688
  Petrolite Corp.......................................        4,500        270,563
  *#Pharmaceutical Marketing Services, Inc.............        6,600         65,588
  *Pharmaceutical Products Development Service Co......        3,600         69,525
  *Pharmaceutical Resources, Inc.......................       10,800         28,350
  *Pharmchem Laboratories, Inc.........................        3,300         13,509
  *Pharmos Corp........................................        6,200          9,300
  Philadelphia Suburban Corp...........................        9,500        178,125
  *Phildelphia Consolidated Holding Corp...............        2,000         68,250
  Phillips-Van Heusen Corp.............................       13,500        189,000
  Phoenix Duff & Phelps Corp...........................       22,100        165,750
  *Phoenix Gold International, Inc.....................        1,000          5,438
  *Phoenix Network, Inc................................       10,200         20,400
  *Phoenix Technologies, Ltd...........................       12,700        174,625
  *Photo Control Corp..................................        1,000          3,375
  *#Photronics, Inc....................................        5,900        262,919
  *Physician Computer Network, Inc.....................       26,500        150,719
  *Physician Corp. of America..........................       15,200        107,350
  *Physician Reliance Network, Inc.....................       10,000         87,813
  *Physician Sales & Service, Inc......................       17,900        257,313
  *Physicians Health Services, Inc. Class A............        2,800         74,200
  Piccadilly Cafeterias, Inc...........................        5,300         54,988
  *Picturetel Corp.....................................       16,800        208,950
  Piedmont Natural Gas Co..............................        9,600        234,000
  Pier 1 Imports, Inc. DE..............................       13,540        302,958
  *Piercing Pagoda, Inc................................        1,700         45,263
  *Pilgrim America Capital Corp........................        1,900         25,769
  Pilgrim Pride Corp...................................       16,600        207,500
  Pillowtex Corp.......................................        5,100        109,013
  *Pinkertons, Inc.....................................        3,300         96,938
  Pinnacle Financial Services, Inc.....................          900         23,963
  *#Pinnacle Micro, Inc................................        3,800          4,988
  *Pinnacle Systems, Inc...............................        3,700         67,294
  Pioneer Financial Services, Inc......................        4,600        129,375
  Pioneer Group, Inc...................................       12,500        311,719
  Pioneer Standard Electronics, Inc....................       21,900        266,906
  Piper Jaffray Companies, Inc.........................        9,100        178,588
  Pitt-Des Moines, Inc.................................        3,600        108,000
  *Pittencrieff Communications, Inc....................       14,400         58,950
  Pittston Co. Burlington Group........................       10,400        267,800
  Pittston Co. Minerals Group..........................        4,200         57,750
  *Plains Resources, Inc...............................        8,300        118,275
  *Planar Systems, Inc.................................        5,500         64,969
  *Plantronics, Inc....................................        3,200        140,400
  Plasti-Line, Inc.....................................          800          8,250
  *Platinum Software Corp..............................       11,600        104,763
  *Play By Play Toys and Novelties, Inc................        1,200         18,900
  *Playboy Enterprises, Inc. Class A...................        2,800         31,150
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Playboy Enterprises, Inc. Class B...................        7,800   $     91,650
  *Players International, Inc..........................       15,550         59,770
  *Playtex Products, Inc...............................       25,400        244,475
  Plenum Publishing Corp...............................        1,500         54,938
  *Plexus Corp.........................................        3,200        121,600
  Ply-Gem Industries, Inc. DE..........................       10,500        175,875
  Poe & Brown, Inc.....................................        3,400        102,638
  *Polk Audio, Inc.....................................          500          4,500
  *Pollo Tropical, Inc.................................        4,100         26,394
  *Polycom, Inc........................................        2,400          9,300
  *Polymedica Industries, Inc..........................        3,700         22,200
  *Polyphase Corp......................................        6,600         13,200
  *Pomeroy Computer Resource, Inc......................        3,250         75,563
  *Ponder Industries, Inc..............................        2,700          2,236
  *Pool Energy Services Co.............................        9,400        155,688
  Pope & Talbot, Inc...................................        6,700        110,550
  *Porta Systems Corp..................................          880          1,650
  Portec, Inc..........................................        7,610         83,234
  Portsmouth Bank Shares, Inc..........................        2,948         44,957
  *Positive Response Television, Inc. Escrow...........        1,400              0
  *Positron Corp.......................................        1,400          1,838
  *Possis Medical, Inc.................................        6,000         91,125
  Poughkeepsie Savings Bank FSB NY.....................        6,300         41,738
  *Powell Industries, Inc..............................        5,300         80,163
  *Pre-Paid Legal Services, Inc........................       10,700        216,006
  *Precision Standard, Inc.............................        3,800          4,394
  *Premenos Technology Corp............................        9,500         65,313
  *Premier Laser Systems, Inc. Class A.................          900         10,631
  *Premiere Radio Networks, Inc........................        1,800         32,625
  *Premiere Radio Networks, Inc. Class A...............          600         10,875
  Premiumwear, Inc.....................................          800          4,900
  Presidential Life Corp...............................       16,500        238,219
  *Presley Companies Class A...........................        5,600          8,400
  *Price Communications Corp...........................        4,600         35,650
  Price Enterprises, Inc...............................       10,300        190,550
  *Pride Petroleum Services, Inc.......................       11,300        250,013
  Prima Energy Corp....................................        2,400         39,300
  *Primadonna Resorts, Inc.............................       15,000        329,063
  *Primark Corp........................................          900         21,375
  Prime Bancorp, Inc...................................        1,465         33,146
  *Prime Hospitality Corp..............................       14,700        273,788
  *Prime Medical Services, Inc.........................        9,500        106,875
  Primesource Corp.....................................        2,581         18,874
  *Printronix, Inc.....................................        3,925         53,969
  *#Procept, Inc.......................................        5,000          2,969
  *Procyte Corp........................................        5,200          7,719
  Production Operators Corp............................        5,100        339,788
  *Profit Recovery Group International, Inc............        9,000        108,000
  *Programmers Paradise, Inc...........................        1,200          9,825
  Progress Financial Corp..............................        1,000          8,938
  *Progress Software Corp..............................        6,300        109,069
  Progressive Bank, Inc................................        1,500         39,188
  *Project Software & Development, Inc.................        6,800        130,900
  *Pronet, Inc.........................................        5,800         18,488
  *Protection One, Inc.................................        6,000         75,000
  *Protein Design Labs, Inc............................        7,400        232,638

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Proteon, Inc........................................        7,700   $     19,491
  *Protocol Systems, Inc...............................        5,900         44,619
  Providence & Worcester Railroad Co...................          800          9,800
  Providence Energy Corp...............................        5,300         92,750
  *Provident American Corp.............................        8,500         43,031
  Provident Bankshares Corp............................        4,410        167,304
  *Proxim, Inc.........................................        4,900        124,644
  *Proxima Corp........................................        6,300         29,925
  *Psinet, Inc.........................................        9,300         70,331
  Psychemedics Corp....................................       10,800         81,675
  Public Service Co. of North Carolina.................        9,600        181,200
  Pulaski Furniture Corp...............................        1,300         22,100
  *Pure Atria Corp.....................................        2,204         35,126
  *Pure World, Inc.....................................        3,800         12,588
  *Puretec Corp........................................       10,000         15,469
  *Q Logic Corp........................................        2,800         66,150
  *QMS, Inc............................................        6,400         20,800
  *Quad Systems Corp...................................        3,600         33,750
  Quaker Chemical Corp.................................        4,300         70,413
  *Quaker City Bancorp, Inc............................        1,400         27,125
  *Quaker Fabric Corp..................................        4,000         64,500
  Quaker State Corp....................................       18,000        272,250
  *Quality Dining, Inc.................................        8,400         48,563
  *Quality Food Centers, Inc...........................        9,300        353,400
  *Quality Semiconductor, Inc..........................        3,200         31,200
  *Quality Systems, Inc................................        2,700         20,756
  Quanex Corp..........................................        6,300        171,675
  *#Quarterdeck Office Systems, Inc....................       32,300         87,311
  Queens County Bancorp................................        4,500        186,188
  Quest Medical, Inc...................................        4,200         30,975
  *Quickresponse Services, Inc.........................        4,200        159,075
  *Quickturn Design Systems, Inc.......................        6,600         67,650
  *Quidel Corp.........................................       10,600         39,088
  *Quiksilver, Inc.....................................        3,500         94,719
  *Quipp, Inc..........................................          800         11,100
  Quixote Corp.........................................        4,300         33,594
  *R & B, Inc..........................................        4,100         30,750
  RCSB Financial, Inc..................................        7,300        299,300
  *RDM Sports Group, Inc...............................       16,900         21,125
  *RF Monolithics, Inc.................................        2,300         33,925
  RLI Corp.............................................        4,500        143,438
  *RMI Titanium Co.....................................       10,100        234,825
  *RPC, Inc............................................       22,700        309,288
  *Racotek, Inc........................................       12,300         29,981
  *Rag Shops, Inc......................................        2,300          7,475
  *Ragan (Brad), Inc...................................        3,800         89,775
  *Railtex, Inc........................................        6,600        121,275
  *Rainbow Technologies, Inc...........................        3,700         59,431
  *Ralcorp Holdings, Inc...............................       10,000        121,250
  *#Rally's Hamburgers, Inc............................       18,300         51,469
  Ramapo Financial Corp................................        4,000         23,625
  *Ramsay Health Care, Inc.............................        4,200         13,519
  *Ramtron International Corp..........................       18,300         92,072
  *Rare Hospitality International, Inc.................        5,781         90,328
  Raritan Bancorp, Inc. DE.............................          200          6,025
  Raven Industries, Inc................................        2,100         49,088
  *Rawlings Sporting Goods, Inc........................        3,800         32,775
  Raymond Corp.........................................        4,035        131,138
  Raymond James Financial, Inc.........................       15,600        429,000
  *Reading Entertainment, Inc..........................        2,000         23,125
  *Recoton Corp........................................        5,666         70,825
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Recovery Engineering, Inc...........................        1,600   $     23,100
  *#Redhook Ale Brewery, Inc...........................        2,000         14,750
  *Redwood Empire Bancorp..............................          900         11,813
  *Reeds Jewelers, Inc.................................          220          1,540
  Refac Technology Development Corp....................        7,000         47,688
  Regal Beloit Corp....................................       10,300        274,238
  *Regency Health Services, Inc........................        8,400        102,900
  *Regeneron Pharmaceuticals, Inc......................       10,500        108,938
  Regis Corp...........................................       11,270        240,192
  *Rehabcare Group, Inc................................        2,300         79,925
  *Rehabilicare, Inc...................................        1,800          6,300
  *Reliability, Inc....................................        1,600         24,200
  Reliance Steel and Aluminum Co.......................        5,200        188,500
  Reliv International, Inc.............................        4,950         33,103
  *Renal Treatment Centers, Inc........................       12,200        350,750
  *#Reno Air, Inc......................................        5,200         40,950
  *#Rent-Way, Inc......................................        1,000         12,313
  *Rentrak Corp........................................        6,600         22,378
  *Repligen Corp.......................................        6,100          7,530
  *Reptron Electronics, Inc............................        3,200         65,800
  *Republic Automotive Parts, Inc......................        1,300         20,881
  Republic Bancorp, Inc................................        7,800        101,400
  *Republic Engineered Steels, Inc.....................        7,800         11,213
  Republic Group, Inc..................................        5,830         96,195
  Republic Security Financial Corp.....................        3,900         30,713
  *Res-Care, Inc.......................................        4,800         93,900
  *Resound Corp........................................        9,700         47,288
  Resource America, Inc................................        1,800         39,150
  Resource Bancshares Mortgage Group, Inc..............       13,986        210,664
  *Respironics, Inc....................................        9,900        199,238
  *#Response Oncology, Inc.............................        4,800         33,600
  *Retirement Care Association, Inc....................        6,700         67,838
  *Retix, Inc..........................................       12,400         67,038
  *Rex Stores Corp.....................................        5,000         51,250
  *Rexel, Inc..........................................       12,800        233,600
  Rexene Corp..........................................        7,400        110,075
  *Rexhall Industries, Inc.............................        1,102          6,405
  *Rexworks, Inc.......................................        1,000          3,625
  *Ribi Immunochem Research, Inc.......................       16,400         70,725
  *Riddell Sports, Inc.................................        4,055         19,008
  *#Ride, Inc..........................................        5,400         18,900
  Riggs National Corp..................................       15,200        279,300
  *Right Management Consultants, Inc...................        3,300         34,444
  *Right Start, Inc....................................        5,200         16,250
  *Rightchoice Managed Care, Inc. Class A..............        1,400         16,450
  *Rimage Corp.........................................        2,000          5,875
  *Ringer Corp.........................................        6,500          9,445
  *Rio Hotel & Casino, Inc.............................       10,600        155,025
  Riser Foods, Inc. Class A............................        4,400        183,425
  Rival Co.............................................        4,900         68,906
  *River Oaks Furniture, Inc...........................        2,400          4,725
  Riverside Group, Inc.................................        1,000          2,188
  Rivianna Foods, Inc..................................        7,900        153,556
  *Riviera Holdings Corporation........................        2,500         33,594
  Roanoke Electric Steel Corp..........................        3,800         62,225
  Robbins & Myers, Inc.................................        6,800        232,900
  *Roberds, Inc........................................        2,500         13,438
  *Roberts Pharmaceutical Corp.........................       11,100        137,363

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Robertson-Ceco Corp.................................        8,018   $     65,647
  Robinson Nugent, Inc.................................        1,900         10,925
  *Robotic Vision Systems, Inc.........................        9,500        109,844
  *Rochester Medical Corp..............................        2,100         27,563
  *Rock Bottom Restaurants, Inc........................        4,000         43,000
  Rock-Tenn Co. Class A................................       19,600        296,450
  *Rocky Mountain Chocolate Factory....................        1,500          6,375
  *Rocky Shoes & Boots, Inc............................        2,000         26,750
  *Rodman & Renshaw Capital Group, Inc.................        1,300            650
  *Rogers Corp.........................................       10,000        330,000
  *Rohr, Inc...........................................       12,600        266,175
  Rollins Truck Leasing Corp...........................       21,400        294,250
  Roper Industries, Inc................................       10,800        530,550
  *Ross Systems, Inc...................................        9,300         34,003
  *Rotech Medical Corp.................................       12,700        216,694
  Rotonics Manufacturing, Inc..........................        2,500          3,594
  *Rottlund, Inc.......................................        2,300         10,638
  Rouge Steel Co. Class A..............................       11,500        169,625
  Rowe Furniture Corp..................................       12,200         96,075
  *Royal Appliance Manufacturing Co....................       12,000         85,500
  Royal Bancshares of Pennsylvania Class A.............        2,548         33,920
  *Royal Grip, Inc.....................................        1,100          4,056
  *Ruby Tuesday, Inc...................................        8,000        172,000
  Ruddick Corp.........................................       18,600        281,325
  *Rural/Metro Corp....................................        5,700        182,400
  Russ Berrie & Co., Inc...............................       11,900        246,925
  Ryan Beck & Co.......................................          210            945
  *Ryans Family Steak Houses, Inc......................       25,500        232,688
  Rykoff-Sexton, Inc...................................       18,100        346,163
  Ryland Group, Inc....................................       11,600        150,800
  *S&K Famous Brands, Inc..............................        2,500         26,094
  S&T Bancorp, Inc.....................................        4,900        175,175
  *S3, Inc.............................................       12,000        146,250
  *SABA Petroleum Co...................................        4,600         71,300
  *SBE, Inc............................................          900          6,413
  *SBS Technologies, Inc...............................        3,500         64,313
  SC Bancorp...........................................        2,000         25,375
  *SDL, Inc............................................        8,100        163,013
  SEI Investments Co...................................        9,200        206,425
  SEMCO Energy, Inc....................................        5,721         99,402
  *SFX Broadcasting, Inc. Class A......................        3,200        103,200
  SI Handling, Inc.....................................        1,050         19,622
  *SIS Bancorp, Inc....................................        1,200         33,975
  SJNB Financial Corp..................................        1,300         31,281
  SJW Corp.............................................        1,600         86,000
  SL Industries, Inc...................................        9,200         78,200
  *SLH Corp............................................          875         48,344
  *SMC Corp............................................        3,300         27,638
  *SMT Health Services, Inc............................        1,677         18,028
  *SOS Staffing Services, Inc..........................        1,200         16,050
  *SPS Technologies, Inc...............................        3,000        220,500
  *SPS Transaction Service, Inc........................       13,600        261,800
  *SPSS, Inc...........................................        3,700        117,475
  SPX Corp.............................................        7,300        435,263
  *SSE Telecom, Inc....................................        3,500         24,063
  *STB Systems, Inc....................................        2,300         73,888
  *STM Wireless, Inc. Class A..........................        2,900         22,113
  *Safeguard Health Enterprises, Inc...................        4,400         51,700
  *Safeskin Corp.......................................       12,700        322,263
  *Safety 1st, Inc.....................................        4,400         28,875
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Safety Components International, Inc................        2,600   $     26,000
  *Saga Communications, Inc. Class A...................        3,476         63,872
  *Saint Jude Medical, Inc.............................        4,950        167,681
  *Salant Corp. DE.....................................        6,500         22,750
  Salient 3 Communications, Inc. Class A...............        2,400         30,150
  *Salton/Maxim Housewares, Inc........................        6,100         46,894
  *San Filippo (John B.) & Son, Inc....................        5,000         30,625
  *San Francisco Co. Class A...........................          400            140
  Sanderson Farms, Inc.................................        7,200        107,550
  *Sands Regent Casino Hotel...........................        2,000          4,375
  Sandwich Co-Operative Bank MA........................          900         27,563
  *Sangstat Medical Corp...............................        6,600        163,763
  *Santa Cruz Operation, Inc...........................       18,700         82,397
  *Santa Fe Gaming Corp................................        2,400          1,950
  Santa Monica Bank CA.................................        3,500         63,875
  *Satcon Technology Corp..............................        4,000         38,750
  Savannah Foods & Industries, Inc.....................       13,100        204,688
  Sbarro, Inc..........................................       10,200        298,350
  *Scan-Optics, Inc....................................       14,900         76,363
  *ScanSource, Inc.....................................        1,600         23,100
  Schawk, Inc. Class A.................................        6,200         53,475
  *Schieb (Earl), Inc..................................        1,700         11,475
  *Scholastic Corp.....................................        4,600        135,413
  *Schuler Homes, Inc..................................       10,100         57,444
  Schult Homes Corp....................................        1,320         22,935
  Schultz Sav-O Stores, Inc............................        1,700         29,325
  *Sciclone Pharmaceuticals, Inc.......................        8,800         60,363
  *Scientific Games Holdings Corp......................        8,600        210,700
  Scientific Technologies, Inc.........................        4,100         33,313
  *Scios-Nova, Inc.....................................       17,987        113,543
  Scope Industries, Inc................................        3,500        182,000
  *#Score Board, Inc...................................        3,400          3,613
  Scotsman Industries, Inc.............................        4,900        130,463
  *Scott's Liquid Gold, Inc............................        4,000         10,000
  *Scotts Co. Class A..................................        9,600        280,800
  Seacoast Banking Corp. Class A.......................        1,500         39,750
  Seafield Capital Corp................................        3,500        114,625
  Sealright Co., Inc...................................        5,400         63,788
  *Seattle Filmworks, Inc..............................        8,100         95,175
  Seaway Food Town, Inc................................          400          9,100
  *Secom General Corp..................................          700          1,925
  Second Bancorp, Inc..................................          600         12,900
  Security Capital Corp................................          600         55,125
  Security Connecticut Corp............................        4,300        209,088
  *Security First Corp.................................          200          4,325
  *Seda Specialty Packaging Corp.......................        2,000         39,250
  *Seeq Technology, Inc. DE............................       16,600         40,722
  *Segue Software, Inc.................................        3,500         35,219
  *Seitel, Inc.........................................        5,000        185,625
  Selas Corp. of America...............................        1,300         21,125
  Selective Insurance Group, Inc.......................        7,300        324,394
  *Semiconductor Packaging Materials Co., Inc..........        3,000         28,688
  *Semitool, Inc.......................................        6,400         79,600
  *Semtech Corp........................................        3,000         94,500
  *Seneca Foods Corp. Class A..........................          200          3,563
  *Seneca Foods Corp. Class B..........................        1,100         19,525
  *Sentry Technology Corp..............................        1,829          5,487
  *Sepracor, Inc.......................................       12,800        312,800
  *Sequa Corp. Class A.................................        2,600        126,750

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Sequa Corp. Class B.................................        1,700   $     93,500
  *Sequana Therapeutics, Inc...........................        8,000         96,000
  *Sequent Computer Systems, Inc.......................       16,800        282,450
  *Sequus Pharmaceuticals, Inc.........................       24,100        169,453
  *Seragen, Inc........................................        8,300         12,191
  *Serv-Tech, Inc......................................        2,600         14,300
  *Service Merchandise Co., Inc........................       49,800        161,850
  *Servico, Inc........................................        8,400        124,950
  *Servotronics, Inc...................................          900          4,781
  Sevenson Environmental Services, Inc.................        1,300         23,725
  *Shaman Pharmaceuticals..............................        6,900         39,675
  *Shared Technologies Fairchild, Inc..................        7,600         39,425
  *Sharper Image Corp..................................        5,900         21,388
  *Shaw Group, Inc.....................................        5,800        100,775
  *Sheffield Medical Technologies, Inc.................        5,400         14,850
  Shelby Williams Industries, Inc......................        4,400         57,200
  *Sheldahl, Inc.......................................        6,900        147,488
  Shelter Components, Inc..............................        3,800         46,075
  *Sheridan Healthcare, Inc............................          400          3,475
  *Sherwood Group, Inc.................................        6,500         80,438
  *Shiloh Industries, Inc..............................        6,500        108,875
  *#Shiva Corp.........................................       19,300        247,281
  *Shoe Carnival, Inc..................................        5,800         44,588
  *Sholodge, Inc.......................................        3,600         49,050
  *Shoney's, Inc.......................................       24,200        136,125
  Shopko Stores, Inc...................................       19,400        458,325
  Shoreline Financial Corp.............................        1,764         48,069
  *Shorewood Packaging Corp............................        9,200        188,025
  *Show Biz Pizza Time, Inc............................        7,200        162,900
  Showboat, Inc........................................        8,800        173,800
  *Showscan Entertainment, Inc.........................        2,800          6,650
  *Shuffle Master, Inc.................................        5,600         47,950
  *Sierra Health Services, Inc.........................        8,900        277,013
  *Sierra Semiconductor Corp...........................       14,300        344,094
  Sierrawest Bancorp...................................        1,400         29,138
  Sifco Industries, Inc................................        7,000        101,500
  Sigcorp, Inc.........................................       11,850        299,213
  *Sight Resource Corp.................................        4,000         15,750
  *Sigma Circuits, Inc.................................        1,500          6,188
  *Sigma Designs, Inc..................................        5,200         28,925
  *Sigmatron International, Inc........................        1,400         21,788
  *#Signal Apparel Co., Inc. Class A...................        6,200          7,750
  *Signal Technology Corp..............................        2,700         19,913
  *Signature Brands USA, Inc...........................        6,100         22,303
  *Silicon Storage Technology, Inc.....................        3,500         12,688
  *Silicon Valley Bancshares...........................        4,700        183,888
  *Silicon Valley Group, Inc...........................       13,000        310,375
  *Siliconix, Inc......................................        4,000         97,250
  *#Silverado Foods, Inc...............................        2,400          2,850
  Simmons First National Corp. Class A.................        1,650         45,375
  Simpson Industries, Inc..............................        9,450         96,272
  *#Simula, Inc........................................        4,950         88,481
  *Sinclair Broadcast Group, Inc. Class A..............        1,300         32,500
  *Sinter Metals, Inc. Class A.........................        2,000         73,750
  *Sirena Apparel Group, Inc...........................        2,100          7,481
  *Sizzler International, Inc..........................       11,500         27,313
  Skaneateles Bancorp, Inc.............................          600         11,325
  Skyline Corp.........................................        5,100        125,588
  Skywest, Inc.........................................        5,000         74,688
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Sloan Supermarket, Inc..............................        1,200   $      2,775
  Smart & Final Food, Inc..............................       10,200        218,025
  Smith (A.O.) Corp....................................        8,500        312,375
  Smith (A.O.) Corp. Convertible Class A...............        2,400         88,050
  *Smithfield Foods, Inc...............................        9,000        492,188
  *Smiths Food & Drug Centers, Inc. Class B............        6,000        283,500
  Smucker (J.M.) Co. Class A...........................        7,200        139,500
  Smucker (J.M.) Co. Class B...........................       13,000        242,125
  Snyder Oil Corp......................................       15,600        284,700
  *Sodak Gaming, Inc...................................       11,400        166,013
  *Softech, Inc........................................        1,600          5,350
  *Softnet Systems, Inc................................        3,236         20,630
  *#Software Spectrum, Inc.............................        1,900         26,363
  *Somatix Therapies Corp..............................       11,600         25,013
  *#Somatogen, Inc.....................................       10,400         56,225
  Somerset Group, Inc..................................          312          4,563
  *Sonic Corp..........................................        6,600        114,675
  *Sonic Solutions.....................................        3,300         19,800
  *Sound Advice, Inc...................................        1,422          2,222
  South Jersey Industries, Inc.........................        5,348        119,662
  Southdown, Inc.......................................        8,600        347,225
  Southern California Water Co.........................        3,000         69,750
  *Southern Electronics Corp...........................        3,550         36,388
  *Southern Energy Homes, Inc..........................        7,175         78,925
  *Southern Union Co...................................        6,785        160,296
  *Southwall Technologies, Inc.........................        3,200         22,000
  Southwest Bancorp, Inc...............................        1,500         32,813
  Southwest Bancshares, Inc. DE........................        1,350         26,494
  Southwest Gas Corp...................................       13,300        227,763
  Southwest National Corp..............................          200          8,625
  Southwest Securities Group, Inc......................        4,400         70,950
  Southwest Water Co...................................        2,080         26,780
  Southwestern Energy Co...............................       12,400        164,300
  Sovereign Bancorp, Inc...............................       28,076        370,252
  *Spacehab, Inc.......................................        1,000          6,813
  *Spacelabs Medical, Inc..............................        5,000        111,875
  *Spaghetti Warehouse, Inc............................        2,800         14,175
  Span-American Medical System, Inc....................        1,700          8,713
  Spartan Motors, Inc..................................        6,200         46,500
  Spartech Corp........................................       13,200        166,650
  *Sparton Corp........................................        5,100         44,625
  *Special Devices, Inc................................        3,800         69,113
  *Specialty Chemical Resources, Inc...................        1,500          3,000
  *Specialty Equipment Co., Inc........................        8,700        118,538
  *Specialty Teleconstructors, Inc.....................        1,000         10,813
  *Spectran Corp.......................................        2,400         44,400
  *Spectranetics Corp..................................       11,702         28,158
  *Spectrian Corp......................................        4,100         90,713
  *Spectrum Control, Inc...............................        5,400         20,925
  *Spectrum Holobyte, Inc..............................       13,500         84,375
  *Speedfam International, Inc.........................        6,300        229,556
  *Speizman Industries, Inc............................        1,200          6,450
  *Spelling Entertainment Group, Inc...................       12,000         81,000
  *Spice Entertainment Companies, Inc..................        6,500         17,063
  *Spine-Tech, Inc.....................................        2,500         86,719
  *Spire Corp..........................................        3,200         16,000
  *Sport Chalet, Inc...................................        1,400          3,938
  *Sport Supply Group, Inc.............................        4,200         27,300
  *Sport-Haley, Inc....................................        2,200         41,525

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *#Sportmart, Inc.....................................        2,100   $      5,644
  *Sportmart, Inc. Class A.............................        2,000          4,344
  *Sports Authority, Inc...............................       15,700        282,600
  *Sports Club Co., Inc................................        5,700         28,500
  *Springs Industries, Inc. Class A....................        3,200        162,000
  *#Spyglass, Inc......................................        2,000         18,750
  St. Francis Capital Corp.............................        2,900         87,000
  St. Joseph Light & Power Co..........................       54,400        870,400
  St. Mary Land & Exploration Co.......................        4,400        139,700
  St. Paul Bancorp, Inc................................       11,025        347,288
  *Staar Surgical Co...................................        6,500         85,719
  *#Stac, Inc..........................................       15,300         65,025
  *Staff Builders, Inc. Class A........................       13,300         26,600
  *Stage II Apparel Corp...............................        1,700          3,081
  *Standard Commercial Corp............................        4,730         79,816
  *Standard Management Corp............................        2,100         12,075
  *Standard Microsystems Corp..........................        6,900         61,238
  Standard Motor Products, Inc. Class A................        6,600         90,750
  Standard Pacific Corp. DE............................       15,000        153,750
  Standard Products Co.................................        8,400        208,950
  Standex International Corp...........................        6,700        182,575
  *Stanford Telecommunications, Inc....................       13,800        225,975
  Stanhome, Inc........................................        8,900        279,238
  *Stanley Furniture, Inc..............................        1,800         31,725
  *Star Multi Care Services, Inc.......................        1,885          8,365
  *Starcraft Corp......................................        1,300          3,656
  Starret Corp.........................................        3,300         33,000
  Starrett (L.S.) Co. Class A..........................        3,500        104,125
  *Starter Corp........................................       13,900         62,550
  State Auto Financial Corp............................        7,500        144,375
  State Financial Services Corp. Class A...............        1,560         32,955
  *State of the Art, Inc...............................        5,600         63,350
  *Station Casinos, Inc................................       17,700        157,088
  *Steck-Vaughn Publishing Corp........................        1,700         22,844
  *Steel of West Virginia, Inc.........................        4,400         42,900
  Steel Technologies, Inc..............................        6,000         62,625
  *Stein Mart, Inc.....................................       11,400        343,425
  Stepan Co............................................        4,000         78,500
  Stephan Co...........................................        1,600         14,800
  Sterling Bancorp.....................................        3,700         69,375
  Sterling Bancshares..................................        4,725         72,647
  *Sterling Electronics Corp...........................        2,600         31,200
  *Sterling Financial Corp. WA.........................        2,720         49,640
  *Sterling House Corp.................................        1,900         29,213
  *Stevens International, Inc. Class A.................        4,000          5,000
  Stewart Information Services Corp....................        2,700         52,819
  Stifel Financial Corp................................        2,364         18,617
  *Stillwater Mining Co................................        5,000        115,938
  *Stimsonite Corp.....................................        5,900         34,478
  *Stokely USA, Inc....................................        4,400          4,744
  Stone & Webster, Inc.................................        6,400        274,400
  *Stone Energy Corp...................................        7,300        204,400
  *Storage Computer Corp...............................        2,100         28,613
  *Strategic Diagnostics, Inc..........................        1,000          1,500
  *Strategic Distribution, Inc.........................       26,792        105,494
  *Stratus Computer, Inc...............................        5,000        228,750
  Strawbridge & Clothier Class A.......................        4,200         70,088
  Stride Rite Corp.....................................       24,500        373,625
  *Strouds, Inc........................................        7,200         14,400
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Structural Dynamics Research Corp...................        2,400   $     58,500
  *Struthers Industries, Inc...........................        1,997            936
  *Stuart Entertainment, Inc...........................        2,700          8,269
  Student Loan Corp....................................        5,600        214,200
  Sturm Ruger & Co., Inc...............................       13,500        254,813
  *#Submicron Systems Corp.............................        8,400         21,525
  *Substance Abuse Technologies, Inc...................       17,700         23,231
  *Successories, Inc...................................        2,600         15,600
  Suffolk Bancorp......................................        2,000         49,250
  *Sugen, Inc..........................................        8,500        105,719
  *Sulcus Computer Corp................................        6,285         10,999
  Sullivan Dental Products, Inc........................        4,800         74,700
  Sumitomo Bank of California..........................        8,200        230,625
  *Summa Four, Inc.....................................        3,000         23,250
  Summit Bancshares, Inc...............................        1,000         25,750
  *Summit Care Corp....................................        3,400         41,225
  *Summit Technology, Inc..............................       12,300         94,556
  *Summitt Medical Systems, Inc........................        7,700         20,694
  *Sun Coast Industries, Inc...........................        3,200         10,800
  *Sun Healthcare Group, Inc...........................       17,100        286,425
  Sun Television and Appliances, Inc...................       10,400         21,450
  *Sunair Electronics, Inc.............................        3,000          5,625
  *Sunbelt Nursery Group, Inc..........................        2,600          2,763
  *Sundance Homes, Inc.................................        3,000          6,750
  *Sunglass Hut International, Inc.....................       27,100        184,619
  *Sunrise Medical, Inc................................        9,400        121,025
  *Sunrise Resources, Inc..............................        2,800         10,150
  *Superconductor Technologies, Inc....................        3,000         10,500
  *#Superior Energy Services, Inc......................        7,000         34,563
  Superior Surgical Manufacturing Co., Inc.............        9,900        113,850
  *Supertex, Inc.......................................       26,500        395,844
  *Suprema Specialties, Inc............................        3,400         13,069
  *Supreme Industries, Inc.............................        3,675         26,184
  *Supreme International Corp..........................        2,200         35,475
  *Surety Capital Corp.................................        2,900         14,681
  *Surgical Laser Technologies, Inc....................        3,800          4,631
  Susquehanna Bancshares, Inc..........................        6,575        255,603
  *Swift Energy Corp...................................        7,500        200,625
  *Swift Transportation, Inc...........................        9,500        306,375
  *Swing-n-Slide Corp..................................        1,936          7,684
  *#Swisher International, Inc.........................          700          5,950
  *Swiss Army Brands, Inc..............................        4,100         48,944
  *Sybron Chemicals, Inc...............................        1,100         19,525
  *Sylvan Learning Systems, Inc........................        2,250         81,141
  *Sylvan, Inc.........................................        5,700         61,988
  *Symantec Corp.......................................       20,800        397,800
  *Symetrics Industries, Inc...........................          800          7,000
  *Symix Systems, Inc..................................        2,800         25,025
  *Symmetricom, Inc....................................       13,300        210,306
  *Syms Corp...........................................        9,900         96,525
  Synalloy Corp. DE....................................       11,500        184,000
  *Synaptic Pharmaceutical Corp........................          900         11,869
  *Synbiotics Corp.....................................        3,700         14,684
  *Syncor International Corp. DE.......................        5,500         50,875
  *Synetic, Inc........................................        6,600        256,575
  *Syntellect, Inc.....................................        6,000         19,688
  *#Syquest Technology, Inc............................        7,900         15,677
  *System Software Associates, Inc.....................       21,300        196,359
  *Systems & Computer Technology Corp..................       13,900        333,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Systemsoft Corp.....................................       11,200   $    133,000
  *T Cell Sciences, Inc................................        9,900         15,159
  *T-HQ, Inc...........................................          200          1,619
  *T-Netix, Inc........................................        3,200         31,000
  *TBC Corp............................................       11,950         91,119
  TCBY Enterprises, Inc................................       12,400         74,400
  *TCC Industries, Inc.................................        1,100          2,475
  *TCI International, Inc..............................        1,200          7,650
  *TCSI Corp...........................................       11,500         74,031
  *TESSCO Technologies, Inc............................        1,700         35,913
  *TFC Enterprises, Inc................................        4,500          7,313
  *TII Industries, Inc.................................        2,960         16,280
  TJ International, Inc................................        8,200        190,138
  *TMBR/Sharp Drilling, Inc............................        1,300         14,625
  TNP Enterprises, Inc.................................        6,500        143,000
  TR Financial Corp....................................        8,800        179,300
  *TRC Companies, Inc..................................        2,600          9,425
  *TRM Copy Centers Corp...............................        4,000         42,500
  *TRO Learning, Inc...................................        2,400         24,300
  *TSF Communications Corp.............................        2,400         63,450
  TSI, Inc. MN.........................................        6,600         59,400
  *#TSR, Inc...........................................        1,200         29,550
  Tab Products Co. DE..................................        2,100         19,819
  *Taco Cabana, Inc....................................        7,900         39,994
  *Talley Industries, Inc..............................        7,400         62,900
  *Tandy Brand Accessories, Inc........................        2,700         24,638
  *Tandy Crafts, Inc...................................        6,300         30,713
  *Tanknology Environmental, Inc.......................        5,600          9,450
  *Targeted Genetics Corp..............................       10,100         31,563
  Tasty Baking Co......................................        3,100         49,988
  *Team, Inc...........................................        2,800          5,250
  *Tech-Sym Corp.......................................        2,400         76,500
  Tech/Ops Sevcon, Inc.................................        1,300         14,950
  *Techne Corp.........................................        4,700        130,719
  *Technical Communications Corp.......................          400          3,550
  Technitrol, Inc......................................        6,200        155,000
  *Technol Medical Products, Inc.......................       10,000        191,250
  Technology Research Corp.............................        2,100          8,138
  *Technology Solutions Corp...........................        7,800        284,700
  Tejon Ranch Co.......................................        9,100        154,700
  *Tekelec.............................................        5,200        181,350
  *Tel-Save Holdings, Inc..............................        5,500         84,563
  *Telco Systems, Inc..................................        5,300         54,988
  *Telcom Semiconductor, Inc...........................        1,100          5,638
  *#Telemundo Group, Inc. Class A......................        3,200         79,600
  *Teltrend, Inc.......................................        1,600         26,600
  *Telular Corp........................................        3,900         14,016
  Telxon Corp..........................................        8,100        149,850
  *Temtex Industries, Inc..............................        1,400          3,763
  Tennant Co...........................................        4,000        121,500
  *Terex Corp..........................................        6,100         96,075
  *Tesoro Petroleum Corp...............................       14,200        186,375
  *Tetra Tech, Inc.....................................        5,312        103,916
  *Tetra Technologies, Inc.............................        6,400        155,600
  *#Texas Biotechnology Corp...........................       12,700         68,263
  Texas Industries, Inc................................       11,200        268,800
  *Texas Meridian Resources Corp.......................        7,200         90,000
  *Texas Micro, Inc....................................        6,100         20,778
  Texas Regional Banchshares, Inc. Class A.............        2,500         79,375
  *Texfi Industries, Inc...............................        3,700         13,875
  *Thackeray Corp......................................        3,600          9,000
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Theragenics Corp....................................       10,400   $    229,450
  *Theratech, Inc. UT..................................       10,150        112,919
  *Thermedics, Inc.....................................        5,200         87,100
  *#Thermo Ecotek Corp.................................        9,500        152,000
  *Thermo Fibertek, Inc................................        9,800        107,188
  *Thermo Power Corp...................................        6,200         37,200
  Thermo Remediation, Inc..............................        6,400         44,800
  *#Thermo Terratech, Inc..............................       12,000        131,250
  *Thermo Voltek Corp..................................        4,800         41,400
  *#Thermolase Corp....................................       20,300        300,694
  *Thermotrex Corp.....................................        9,600        277,200
  *Thermwood Corp......................................        1,000          1,625
  *Thomas Group, Inc...................................        2,800         31,850
  Thomas Industries, Inc...............................        5,300        149,063
  Thomaston Mills, Inc.................................        1,900         20,663
  *Thompson PBE, Inc...................................        4,800         22,200
  Thor Industries, Inc.................................        4,300        102,663
  *Thorn Apple Valley, Inc.............................        3,900         69,225
  *Three-Five Systems, Inc.............................        3,100         46,113
  *Timberland Co. Class A..............................        4,200        246,225
  Timberline Software Corp.............................        2,200         16,913
  *Tipperary Corp......................................        6,500         28,844
  *Titan Corp..........................................        8,100         33,413
  Titan Holdings, Inc..................................        7,350        141,488
  Titan International, Inc.............................        8,800        134,200
  Toastmaster, Inc.....................................        3,000         10,500
  *#Today's Man, Inc...................................        4,300         13,169
  *Todd Shipyards Corp.................................        5,000         21,875
  Todd-AO Corp. Class A................................          220          1,898
  *Toddhunter International, Inc.......................        3,600         26,325
  *Tokheim Corp........................................        3,300         32,588
  *Toll Brothers, Inc..................................       16,700        304,775
  Tompkins County Trustco, Inc.........................          220          7,150
  *Top Source Technologies, Inc........................       14,200         25,738
  *Topps, Inc..........................................       24,100         91,128
  *#Tops Appliance City, Inc...........................        2,900          3,127
  *Toreador Royalty Corp...............................        1,500          4,500
  Toro Co..............................................        6,000        225,000
  *Total-Telephone USA Communications, Inc.............        1,500         27,563
  *Touchstone Software Corp............................        3,100          6,878
  Tower Air, Inc.......................................        7,400         23,588
  *Tower Automotive, Inc...............................        7,100        281,338
  *Toy Biz, Inc. Class A...............................       10,200         90,525
  *Tracor, Inc.........................................       12,300        310,575
  *Tractor Supply Co...................................        7,000        142,625
  *Trak Auto Corp......................................        3,300         41,869
  Trans Financial, Inc.................................        5,100        126,225
  *#Trans World Airlines, Inc..........................       24,000        205,500
  *Trans World Entertainment Corp......................        4,400         66,275
  *Transact Technologies, Inc..........................        1,507         18,272
  *Transaction Network Services, Inc...................       10,600        159,000
  *Transcend Services, Inc.............................        9,700         37,588
  *Transitional Hospitals Corp.........................       22,200        352,425
  *Transmation, Inc....................................        1,000         13,250
  Transmedia Network, Inc..............................        5,100         17,213
  *TransNet Corp.......................................        2,000          5,313
  Transport Leasing International, Inc.................        1,500         11,531
  Transtechnology Corp.................................        2,800         56,000
  *Transwitch Corp.....................................        6,000         37,875
  *Transworld Healthcare, Inc..........................        5,000         48,750
  *Travel Ports of America, Inc........................        2,332          6,122

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Treadco, Inc.........................................        1,900   $     18,525
  Tredegar Industries, Inc.............................        5,500        300,438
  *Tremont Corp. DE....................................        2,900        118,900
  *Trend-Lines, Inc. Class A...........................        2,400         17,175
  Trenwick Group, Inc..................................        3,900        131,869
  *Trescom International, Inc..........................        2,000         14,250
  *Tri-Lite, Inc.......................................           29              1
  *Triad Guaranty, Inc.................................        2,600         89,050
  Triangle Bancorp, Inc................................        5,200         99,775
  *Triangle Pacific Corp...............................        7,300        216,719
  *Triarc Companies, Inc. Class A......................        9,600        219,600
  *Trico Bancshares....................................          500         11,813
  *Tricord Systems, Inc................................        5,300          3,727
  *Trident Microsystems, Inc...........................        6,300         90,169
  *Tridex Corp.........................................        1,500          5,156
  *#Trikon Technologies, Inc...........................        1,000          8,438
  *Trimark Holdings, Inc...............................        1,700          6,694
  *Trimble Navigation, Ltd.............................       11,000        167,750
  *Trimedyne, Inc......................................        5,400         16,875
  *Trinitec Systems, Inc. Class A......................        2,900         15,950
  Trion, Inc...........................................        2,800         12,775
  *Triple S Plastics, Inc..............................          700          5,206
  *Tripos, Inc.........................................        1,100         17,325
  *Triquint Semiconductor, Inc.........................        4,100        162,463
  *Trism, Inc..........................................        1,100          3,231
  *Tristar Corp........................................        1,000          9,500
  True North Communications, Inc.......................       11,900        236,513
  *Truevision, Inc.....................................        6,300         12,600
  *Trump Hotels & Casino Resorts, Inc..................        7,500         73,125
  Trust Co. of New Jersey..............................        9,300        170,306
  Trustco Bank Corp. NY................................       11,941        247,776
  *Tseng Laboratories, Inc.............................        9,500         35,625
  *Tuboscope Vetco International, Inc..................       20,800        335,400
  *Tucson Electric Power Co............................       16,080        237,180
  *Tuesday Morning Corp................................        3,100         83,700
  *Tultex Corp.........................................       14,700         93,713
  *Turner Corp.........................................        2,600         40,300
  Tuscarora, Inc.......................................        4,700         71,381
  Twin Disc, Inc.......................................        1,000         24,000
  *Tyler Corp..........................................       10,900         20,438
  U.S. Bancorp, Inc....................................        2,000         95,250
  *U.S. Bioscience, Inc................................       11,400        119,700
  *U.S. Diagnostic, Inc................................       13,200         99,825
  U.S. Freightways Corp................................       11,300        272,613
  *UFP Technologies, Inc...............................        2,300          9,919
  *UNC, Inc............................................        9,200        133,400
  UNR Industries, Inc..................................       26,200        160,475
  *URS Corp............................................        4,300         47,300
  *US Can Corp.........................................       10,500        170,625
  *US Servis, Inc......................................        2,500          6,016
  US Trust Corp........................................        7,600        356,250
  *US Xpress Enterprises, Inc. Class A.................        2,700         46,406
  *USA Truck, Inc......................................        1,900         18,763
  *USCI, Inc...........................................        4,500         16,594
  *USData Corp.........................................        3,450         16,172
  *USMX, Inc...........................................        5,900          5,900
  UST Corp.............................................       15,340        324,058
  USX-Delhi Group......................................        8,000        109,000
  *UTI Energy Corp.....................................        1,000         37,375
  *Ultimate Electronics, Inc...........................        2,700          8,100
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Ultra Pacific, Inc..................................        1,700   $     12,538
  *Ultradata Corp......................................        1,000          3,063
  *Ultradata Systems, Inc..............................        1,000          6,188
  *Ultrak, Inc.........................................        7,900        101,219
  *#Ultralife Batteries, Inc...........................        3,100         37,975
  *Ultratech Stepper, Inc..............................       10,100        205,156
  *#Unapix Entertainment, Inc..........................        2,100          9,188
  Uni-Marts, Inc.......................................        4,500         23,063
  Unico American Corp..................................        2,300         24,438
  *UniComp, Inc........................................        2,800         24,500
  Unifirst Corp........................................       10,300        202,138
  *Uniflex, Inc........................................        1,700         11,794
  Uniforce Temporary Personnel, Inc....................        1,100         18,219
  *#Unigene Laboratories, Inc..........................       13,900         47,130
  *Unimark Group, Inc..................................        3,800         25,175
  *Unimed Pharmaceuticals, Inc.........................        3,900         21,450
  *Union Acceptance Corp. Class A......................        1,600         14,100
  *Union Corp. DE......................................        3,900         88,238
  *Uniphase Corp.......................................        6,000        313,500
  *Unique Mobility, Inc................................        5,900         28,763
  *Uniroyal Technology Corp............................        5,900         17,884
  *Unison Software, Inc................................        2,700         20,419
  *Unit Corp...........................................       12,100        130,075
  *Unit Instruments, Inc...............................        1,700         15,725
  *United American Healthcare Corp.,...................        4,000         25,000
  United Bankshares, Inc. WV...........................        7,400        277,500
  United Carolina Bancshares Corp......................        9,450        421,706
  United Cities Gas Co.................................        5,200        117,650
  *United Dental Care, Inc.............................        1,500         25,313
  United Financial Corp. MN............................          400          7,750
  United Fire Casualty Co..............................        3,200        116,400
  *United Foods, Inc. Class A..........................        1,000          2,063
  United Guardian, Inc.................................        1,900          5,938
  United Illuminating Co...............................        7,100        203,238
  United Industrial Corp...............................        7,800         64,350
  United National Bancorp..............................        1,172         45,855
  *United Retail Group, Inc............................        5,500         16,156
  *United States Energy Corp...........................        5,600         51,450
  *United States Home Corp.............................        5,700        150,338
  *United States Long Distance Corp....................        7,100        110,494
  *United Stationers, Inc..............................          222          4,829
  *United Video Satellite Group, Inc. Class A..........        8,700        144,638
  United Water Resources, Inc..........................       17,100        307,800
  United Wisconsin Services, Inc.......................        8,100        288,563
  *Unitel Video, Inc...................................          700          4,200
  Unitil Corp..........................................        1,400         28,000
  Unitog Co............................................        4,800        111,600
  *Unitrode Corp.......................................        5,800        287,825
  *Universal Electronics, Inc..........................        2,700         15,019
  Universal Forest Products, Inc.......................       14,000        191,625
  *Universal Hospital Services, Inc....................        2,100         30,975
  *Universal International, Inc........................        2,000          2,125
  *Universal Seismic Association, Inc..................        1,600          3,200
  *Universal Stainless & Alloy Products, Inc...........        1,700         22,206
  *Universal Standard Medical Labs, Inc................        2,500          8,438
  *Uno Restaurant Corp.................................        7,000         41,125
  Upper Peninsula Energy Corp..........................        1,000         19,250
  *Uranuim Resources, Inc..............................        8,900         50,619
  *Urban Outfitters, Inc...............................       10,300        166,088

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Urogen Corp. (Restricted)...........................        2,100   $          0
  *#Urohealth Systems, Inc. Class A....................       10,500         88,922
  *Uromed Corp.........................................       14,700         67,988
  *Utah Medical, Inc...................................        4,400         33,550
  *Utilx Corp..........................................        2,800         11,900
  *Utopia Marketing, Inc...............................        3,400            680
  *V Band Systems, Inc.................................        2,100          4,200
  *V Mark Software, Inc................................        3,238         25,702
  *VLSI Technology, Inc................................        2,200         53,763
  *VTEL Corp...........................................       11,048         67,324
  *VWR Scientific Products Corp........................        8,600        130,075
  *Valence Technology, Inc.............................       10,800         98,550
  *Vallen Corp.........................................        4,200         75,600
  Valley Forge Corp....................................          850         13,866
  Valley Resources, Inc................................        2,600         30,713
  Valmont Industries, Inc..............................        6,000        250,500
  *Value City Department Stores, Inc...................       22,200        191,475
  Value Line, Inc......................................        4,000        146,000
  *Valuevision International, Inc. Class A.............       14,700         57,422
  *Vanguard Cellular System, Inc. Class A..............       15,900        209,681
  *Vans, Inc...........................................        8,000         99,500
  *#Vari L Co., Inc....................................        1,400          9,713
  *Variflex, Inc.......................................        3,900         19,013
  #Varlen Corp.........................................        3,900         97,988
  #Varsity Spirit Corp.................................          200          3,763
  *Vaughn Communications, Inc..........................        1,100          7,838
  *Vectra Banking Corp.................................        1,000         20,875
  *Vectra Technologies, Inc............................        2,700          1,519
  *Ventana Medical Systems, Inc........................        8,000        104,500
  *Venture Stores, Inc.................................       10,800         28,350
  *Venturian Corp......................................          200          2,050
  Veritas DGC, Inc.....................................        4,500         93,375
  Vermont Financial Services Corp......................        1,800         75,938
  *Vermont Teddy Bear, Inc.............................        2,000          2,375
  Versa Technologies, Inc..............................        2,100         30,450
  *Versar, Inc.........................................        2,000          7,000
  *Vertex Communications Corp..........................        2,800         64,925
  Vesta Insurance Group, Inc...........................        5,800        266,075
  *Veterinary Centers of America, Inc..................        8,400        102,375
  *Vical, Inc..........................................        7,200         90,450
  *Vicorp Restaurants, Inc.............................        3,600         42,525
  *#Vidamed, Inc.......................................        6,500         47,125
  *Video Display Corp..................................        1,200          4,575
  *Video Lottery Technologies, Inc.....................        4,200         22,575
  *Video Update, Inc...................................        7,800         33,638
  *Videonics, Inc......................................        1,100          7,494
  *Vidioserver, Inc....................................        3,100         52,894
  *Vie de France Corp..................................        5,400          7,594
  *View Technology, Inc................................        2,400          8,475
  *Viewlogic Systems, Inc..............................        8,300        125,019
  Virco Manufacturing Corp.............................        2,910         60,746
  Virginia Beach Federal Financial Corp................        2,000         22,000
  Virginia First Financial Corp........................        1,400         30,013
  *Vision Sciences, Inc................................        5,100          6,056
  *Visx, Inc. DE.......................................        7,300        214,894
  Vital Signs, Inc.....................................        5,800        114,913
  *Vitalcom, Inc.......................................        6,000         28,125
  *#Vitalink Pharmacy Services, Inc....................       12,840        245,565
  *Vitronics Corp......................................        3,000          3,000
  *#Vivus, Inc.........................................        6,500        266,094
  *Voice Control Systems, Inc..........................        5,600         26,950
  *Volt Information Sciences, Inc......................        3,000        130,125
  Vulcan International Corp............................          700         25,725
  *WCI Steel Inc. Escrow...............................       11,600              0
                                                            SHARES           VALUE+
                                                         ------------  ------------

  WD-40 Co.............................................        3,900   $    217,425
  *#WFS Financial, Inc.................................       15,800        199,475
  *WHG Resorts & Casinos, Inc..........................        3,025         31,763
  *WHX Corp............................................       12,900         85,463
  WICOR, Inc...........................................        8,500        312,375
  WLR Foods, Inc.......................................        8,444         83,912
  *WMS Industries, Inc.................................       12,100        251,075
  *WPI Group, Inc......................................        2,300         18,544
  *WPS Resources Corp..................................        4,500        119,250
  Wabash National Corp.................................       10,500        232,313
  Wackenhut Corp. Class A..............................        1,400         24,675
  Wackenhut Corp. Class B Non-Voting...................        5,000         75,625
  *Wackenhut Corrections Corp..........................       11,000        215,875
  *Wainoco Oil Corp....................................       14,900         57,738
  Walbro Corp..........................................        3,300         65,794
  *Walker Interactive Systems, Inc.....................        6,600         95,288
  *Wall Data, Inc......................................        4,600        114,713
  *Wall Street Deli, Inc...............................        1,500          6,000
  Walshire Assurance Co................................        2,370         23,552
  *#Wandel & Goltermann Technologies, Inc..............        2,000         24,875
  *Warrantech Corp.....................................        6,500         79,625
  Warren Bancorp, Inc..................................        1,400         23,450
  *Washington Homes, Inc...............................        4,400         16,500
  Washington National Corp.............................        4,800        134,400
  Washington Savings Bank FSB Waldorf, MD..............        1,600          8,000
  *Washington Scientific Industries, Inc...............        1,000          3,500
  Waters Instruments, Inc..............................          200          1,038
  Watkins-Johnson Co...................................        4,200        132,825
  Watsco, Inc. Class A.................................        5,850        169,650
  #Watsco, Inc. Class B................................          900         25,650
  Watts Industries, Inc. Class A.......................        6,600        164,175
  *Wave Technologies International, Inc................        1,500          9,750
  *Wavephore, Inc......................................          100            831
  Waverly, Inc.........................................        3,600         75,600
  *Waxman Industries, Inc..............................        4,300         17,738
  Webb (Del) Corp......................................       15,800        240,950
  *Webco Industries, Inc...............................        2,200         12,650
  Webster Financial Corp...............................        5,197        210,479
  *Weirton Steel Corp..................................       19,200         57,600
  *Welcome Home, Inc...................................        1,000             98
  *Wellcare Management Group, Inc......................        1,900          8,788
  Wellman, Inc.........................................       15,600        278,850
  *Wells-Gardner Electronics Corp......................        1,500          5,719
  Werner Enterprises, Inc..............................        8,750        171,172
  Wesbanco, Inc........................................        2,500         90,625
  West Coast Bancorp...................................        2,662         65,552
  *West Coast Entertainment Corp.......................        6,000         28,500
  *#West Marine, Inc...................................        7,300        191,169
  West, Inc............................................        7,300        215,350
  Westamerica Bancorporation...........................        5,543        380,388
  *#Westbridge Capital Corp............................        3,000         27,750
  Westco Bancorp, Inc..................................        1,100         25,988
  Westcorp, Inc........................................       14,496        242,808
  Westerfed Financial Corp.............................        1,400         28,263
  *Western Beef, Inc...................................        2,700         24,469
  Western Gas Resources, Inc...........................       15,600        308,100
  *Western Micro Technology, Inc.......................        1,600         21,100
  *Western Water Co....................................        3,100         45,338
  *Westinghouse Air Brake Co...........................        3,100         51,150
  *Weston (Roy F.), Inc. Class A.......................        2,900          8,700
  *Westwood One, Inc...................................       14,500        393,313
  *Wet Seal, Inc. Class A..............................        4,900        143,325
  *Whitehall Corp......................................        3,200         62,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Whitman Education Group, Inc........................        8,200   $     30,750
  Whitney Holdings Corp................................        6,700        255,438
  *Whittaker Corp......................................        5,600         62,300
  *Whole Foods Market, Inc.............................        9,200        288,075
  *Wholesome & Hearty Foods, Inc.......................        4,300         34,938
  *Wickes Lumber Co....................................        5,500         29,219
  Wiley (John) & Sons, Inc. Class A....................          400         12,700
  *Williams Clayton Energy, Inc........................        4,400         59,950
  *Williams Controls, Inc..............................        6,900         17,250
  *Williams-Sonoma, Inc................................        7,625        281,648
  Wilshire Oil Co. of Texas............................        3,700         19,888
  *Wind River Systems, Inc.............................          900         30,375
  Windmere Corp........................................        8,700        128,325
  Winnebago Industries, Inc............................       12,700         87,313
  *Winsloew Furniture, Inc.............................        1,000         10,813
  *Winstar Communications, Inc.........................       16,000        226,000
  Winthrop Resources Corp..............................        4,600        147,200
  Wireless Telecom Group, Inc..........................       15,600        171,600
  Wiser Oil Co.........................................        5,500         85,938
  Wolohan Lumber Co....................................        2,800         34,475
  *Wolverine Tube, Inc.................................        6,900        202,688
  *Wonderware Corp.....................................        6,900         94,444
  Woodhead Industries, Inc.............................        5,200         89,700
  *World Acceptance Corp...............................        9,300         55,800
  World Fuel Services Corp.............................        4,000         80,500
  *Worldcorp, Inc......................................        9,400         27,025
  *Worldtex, Inc.......................................        7,200         51,300
  Worthington Foods, Inc...............................        4,233         88,628
  *Wyant Corp..........................................          200            950
  Wyle Laboratories, Inc...............................        6,300        233,100
  *Wyman-Gordon Co.....................................        1,000         22,750
  Wynns International, Inc.............................        6,850        169,538
  X-Rite, Inc..........................................       10,500        192,281
  *Xcellent, Inc.......................................        1,300         20,638
  *Xicor, Inc..........................................        9,400         64,038
  *Xircom, Inc.........................................        9,200        132,825
  *Xoma Corp...........................................       15,800         80,481
  *Xpedite Systems, Inc................................        4,400         83,050
  *Xytronyx, Inc.......................................        3,200          3,800
  Yankee Energy Systems, Inc...........................        4,900        113,313
  *Yellow Corp.........................................       14,100        270,544
  *#Yes Entertainment Corp.............................        5,600         17,500
  York Financial Corp..................................        3,401         65,469
  *York Research Corp..................................        7,000         54,688
  *Young Broadcasting, Inc. Class A....................        6,100        163,556
  *Youth Services International, Inc...................        3,000         41,438
  *Zale Corp...........................................       17,600        354,200
  *Zaring National Corp................................        1,500         14,625
  *Zebra Technologies Corp. Class A....................        7,300        225,388
  *Zemex Corp..........................................        3,598         25,636
  *Zenith Electronics Corp.............................       18,100        199,100
  Zenith National Insurance Corp.......................        8,800        220,000
  Zero Corp............................................        6,100        140,300
  *Zila, Inc...........................................        2,557         17,659
  *Zilog, Inc..........................................       10,000        222,500
  *Zimmerman Sign Co...................................          500          1,813
  *Zing Technologies, Inc..............................        1,500         14,531
  Zions Bancorp........................................        3,638        111,414
  *Zitel Corp..........................................        7,400        171,125
  *Zoll Medical Corp...................................        5,200         45,500
  *#Zoltek Companies, Inc..............................        8,100        250,088
  Zurn Industries, Inc.................................        6,200        164,300
  *#Zycad Corp.........................................       11,400          8,906
  *Zygo Corp...........................................        5,200        148,200
                                                            SHARES           VALUE+
                                                         ------------  ------------

  *Zytec Corp..........................................        4,100   $     73,288
                                                                       ------------
TOTAL COMMON STOCKS (Cost $254,032,027)................                 312,616,033
                                                                       ------------
PREFERRED STOCKS -- (0.02%)
  *Alliance Gaming Corp. 15% Non-Voting Senior Class
    B..................................................          158         16,156
  Phoenix Duff & Phelps Corp. Exchangeable Class A.....          770         19,828
  *Sentry Technology Corp. Class A.....................        1,829          5,258
                                                                       ------------
TOTAL PREFERRED STOCKS (Cost $36,574)..................                      41,242
                                                                       ------------
RIGHTS/WARRANTS -- (0.00%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................        2,525              0
  *Amvestors Financial Corp. Warrants Class A
    04/02/02...........................................          391          2,175
  *Banner Aerospace, Inc. Rights 06/18/97..............        3,889              0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        3,250              0
  *Fifty-off Stores, Inc. Non-Transferrable Rights.....        5,600              0
  *Laboratory Corp. of America Holdings, Inc. Rights
    06/16/97...........................................          813          6,507
  *Millicom, Inc. Contingent Value Rights..............       10,100              0
  *Sound Advice, Inc. Warrants 06/14/99................          478            239
  *Statesman Group, Inc. Contingent Payment Rights.....        9,765              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS (Cost $4,880)....................                       8,921
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99) (Cost $5,055,000).................  $     5,055      5,055,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.5%)
  (Cost $259,128,481)++................................                 317,721,196
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.5%)
    Other Assets.......................................                   4,877,718
    Payable for Investment Securities Purchased........                  (6,311,941)
    Other Liabilities..................................                     (64,998)
                                                                       ------------
                                                                         (1,499,221)
                                                                       ------------
NET ASSETS -- (100%) Applicable to 26,679,911
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................                $316,221,975
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      11.85
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++The cost for federal income tax purposes is $260,314,462.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...........................................................................  $   1,403
    Interest............................................................................        172
    Income from Securities Lending......................................................         85
                                                                                          ---------
        Total Investment Income.........................................................      1,660
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................         42
    Accounting & Transfer Agent Fees....................................................         76
    Custodian's Fee.....................................................................         25
    Legal Fees..........................................................................          2
    Audit Fees..........................................................................          3
    Shareholders' Reports...............................................................          3
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................          7
                                                                                          ---------
        Total Expenses..................................................................        159
                                                                                          ---------

    NET INVESTMENT INCOME...............................................................      1,501
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..............................................     10,445

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............      9,280
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     19,725
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  21,226
                                                                                          ---------
                                                                                          ---------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              SIX MONTHS      YEAR
                                                                                 ENDED        ENDED
                                                                                MAY 31,     NOV. 30,
                                                                                 1997         1996
                                                                              -----------  -----------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................   $   1,501    $   2,838
    Net Realized Gain on Investment Securities..............................      10,445       30,043
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities............................................................       9,280       10,563
                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................      21,226       43,444
                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................        (327)      (2,841)
    Net Realized Gains......................................................     (30,080)     (12,248)
                                                                              -----------  -----------
        Total Distributions.................................................     (30,407)     (15,089)
                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................      79,877       73,274
    Shares Issued in Lieu of Cash Distributions.............................      28,416       14,860
    Shares Redeemed.........................................................     (51,291)     (70,072)
                                                                              -----------  -----------
        Net Increase From Capital Share Transactions........................      57,002       18,062
                                                                              -----------  -----------
        Total Increase......................................................      47,821       46,417
NET ASSETS
    Beginning of Period.....................................................     268,401      221,984
                                                                              -----------  -----------
    End of Period...........................................................   $ 316,222    $ 268,401
                                                                              -----------  -----------
                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................       7,027        6,163
    Shares Issued in Lieu of Cash Distributions.............................       2,560        1,340
    Shares Redeemed.........................................................      (4,280)      (5,840)
                                                                              -----------  -----------
                                                                                   5,307        1,663
                                                                              -----------  -----------
                                                                              -----------  -----------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS      YEAR         YEAR         YEAR       FEB. 3
                                          ENDED        ENDED        ENDED        ENDED        TO
                                         MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                          1997         1996         1995         1994        1993
                                       -----------  -----------  -----------  -----------  ---------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................   $   12.56    $   11.26    $    9.54    $   10.39   $   10.00
                                       -----------  -----------  -----------  -----------  ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..............        0.06         0.13         0.12         0.12        0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)........        0.81         1.92         2.50        (0.07)       0.54
                                       -----------  -----------  -----------  -----------  ---------
  Total from Investment Operations...        0.87         2.05         2.62         0.05        0.64
                                       -----------  -----------  -----------  -----------  ---------
LESS DISTRIBUTIONS
  Net Investment Income..............       (0.02)       (0.13)       (0.12)       (0.11)      (0.10)
  Net Realized Gains.................       (1.56)       (0.62)       (0.78)       (0.79)      (0.15)
                                       -----------  -----------  -----------  -----------  ---------
  Total Distributions................       (1.58)       (0.75)       (0.90)       (0.90)      (0.25)
                                       -----------  -----------  -----------  -----------  ---------
Net Asset Value, End of Period.......   $   11.85    $   12.56    $   11.26    $    9.54   $   10.39
                                       -----------  -----------  -----------  -----------  ---------
                                       -----------  -----------  -----------  -----------  ---------
Total Return.........................        7.78%#      19.17%       29.19%        0.59%       6.35%#

Net Assets, End of Period
  (thousands)........................   $ 316,222    $ 268,401    $ 221,984    $ 143,630   $ 161,925
Ratio of Expenses to Average Net
  Assets.............................        0.11%*       0.13%        0.15%        0.17%       0.17%*
Ratio of Net Investment Income to
  Average Net Assets.................        1.07%*       1.05%        1.18%        1.11%       1.18%*
Portfolio Turnover Rate..............       39.07%*      32.38%       21.16%       27.65%      32.88%*
Average Commission Rate (1)..........   $  0.0563    $  0.0586          N/A          N/A         N/A

--------------

*    Annualized
#    Non-Annualized
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...............................................  $  80,466
Sales...................................................     53,952

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $  86,106
Gross Unrealized Depreciation..........................    (27,514)
                                                         ---------
Net....................................................  $  58,592
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the six months ended May 31, 1997 were as follows:

   WEIGHTED         WEIGHTED                           INTEREST
    AVERAGE       AVERAGE LOAN     NUMBER OF DAYS       EXPENSE
 INTEREST RATE      BALANCE          OUTSTANDING       INCURRED
---------------  --------------  -------------------  -----------
        5.75%     $  3,292,000                1        $     526

   There were no outstanding borrowings under the line of credit at May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 245,996
Undistributed Net Investment Income....................      1,290
Undistributed Net Realized Gain........................     10,344
Unrealized Appreciation of Investment Securities.......     58,592
                                                         ---------
                                                         $ 316,222
                                                         ---------
                                                         ---------

H. SECURITIES LENDING

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $13,186,667, and the related collateral cash received is $14,885,487 at May 31, 1997.

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